Filed with the Securities and Exchange Commission on April 26, 2023
Registration No. 002-29240
Registration No. 811-01668
UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ /
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 99	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ /
Amendment No. 91	/ X /
(Check appropriate box or boxes.)

NML Variable Annuity Account B
(Exact Name of Registrant)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Name of Depositor)
720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code	414-271-1444

Raymond J. Manista, Executive Vice President, Chief Legal Officer and Secretary The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copy to:
Gabriella Saenz, Assistant General Counsel

The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
414-665-8704
Approximate Date of Proposed Public Offering	Continuous
It is proposed that this filing will become effective (check appropriate space)
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2023 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on ________ pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts

Flexible Payment Variable Annuity
Issued by The Northwestern Mutual Life Insurance Company and NML Variable Annuity Account B
Prospectus May 1, 2023
This prospectus describes an individual flexible payment variable annuity contract (the “Contract”) for:
- Individual Retirement Annuities (“IRAs”)
- Roth IRAs
- Simple IRAs
- Simplified Employee Pension Plan IRAs
- 457 Deferred Compensation Plan Annuities
- Tax Deferred Annuities
- Non-Transferable Annuities
- Non-Tax Qualified Annuities
This prospectus describes two classes of the Select Variable Annuity Contract: a front-load version (in which a sales charge is assessed when Purchase Payments are made) and a back-load version (in which a sales charge is assessed if and when amounts are withdrawn). The Contract provides for accumulation of Contract Value through variable and/or a fixed options and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:
Variable Options
Northwestern Mutual Series Fund, Inc.
- Growth Stock Portfolio
- Focused Appreciation Portfolio
- Large Cap Core Stock Portfolio
- Large Cap Blend Portfolio
- Index 500 Stock Portfolio
- Large Company Value Portfolio
- Domestic Equity Portfolio
- Equity Income Portfolio
- Mid Cap Growth Stock Portfolio
- Index 400 Stock Portfolio
- Mid Cap Value Portfolio
- Small Cap Growth Stock Portfolio
- Index 600 Stock Portfolio
- Small Cap Value Portfolio
- International Growth Portfolio
- Research International Core Portfolio
- International Equity Portfolio
- Emerging Markets Equity Portfolio
- Government Money Market Portfolio
- Short-Term Bond Portfolio
- Select Bond Portfolio
- Long-Term U.S. Government Bond Portfolio
- Inflation Protection Portfolio
- High Yield Bond Portfolio
- Multi-Sector Bond Portfolio
- Balanced Portfolio
- Asset Allocation Portfolio
Fidelity® Variable Insurance Products
- VIP Mid Cap Portfolio
- VIP Contrafund® Portfolio
Neuberger Berman Advisers Management Trust
- Sustainable Equity Portfolio
Russell Investment Funds
- U.S. Strategic Equity Fund
- U.S. Small Cap Equity Fund
- Global Real Estate Securities Fund
- International Developed Markets Fund
- Strategic Bond Fund
Russell Investment Funds LifePoints® Variable Target Portfolio Series
- Moderate Strategy Fund
- Balanced Strategy Fund
- Growth Strategy Fund
- Equity Growth Strategy Fund
Credit Suisse Trust
- Commodity Return Strategy Portfolio
Fixed Options
- Guaranteed Interest Fund 1
- Guaranteed Interest Fund 8
The Contract (including the fixed options) and the variable options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose the money you invest in this Contract. All contractual guarantees (including the fixed options) are contingent upon the claims-paying ability of the Company. Some terms of the Contract may differ from the terms of the Contract delivered in another state because of state specific legal requirements. All material state variations are described in Appendix C.
Please read carefully this prospectus or any accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

You may cancel your Contract within 10 days of receiving it without paying fees or penalties.
In some states, this cancellation period may be longer. Depending on your state of issue, upon cancellation you will receive either the full amount of your Purchase Payment(s) or your Contract Value. You should review the prospectus, or consult with your financial representative, for additional information about the specific cancellation terms that apply.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans. Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.
As permitted by regulations adopted by the SEC, paper copies of your underlying portfolios’ shareholder reports are not currently being sent by mail unless you specifically request paper copies of the reports from us. Instead, your portfolio annual and semi-annual reports will be made available on www.nmfundreports.com and you will be notified by mail each time a report is posted and provided with a link to access the report for each Portfolio. If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by signing up for eDelivery at www.NorthwesternMutual.com/eDelivery. You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling us at (866) 910-1232. Your election to receive shareholder reports in paper will apply to all future reports for all Portfolios under your Contract.

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Glossary of Special Terms
Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:
Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” (“AUV”) means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.
Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant. If the Contract is annuitized under a single life income plan, there will be one Annuitant. If the Contract is annuitized under a joint life income plan, there will be two Joint Annuitants.
Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.
Annuity Unit—An accounting unit of measure representing the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.
Beneficiary—A person who receives payments under the Contract pursuant to an Income Plan or upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.
Company—The Northwestern Mutual Life Insurance Company.
Contract—The agreement between you and us described in this variable annuity prospectus. During the accumulation period of the Contract, you may invest money under your Contract and any earnings on your investment will accumulate on a tax-deferred basis. During the annuitization period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.
Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the sum of your amounts allocated to the Guaranteed Account(s), plus credited interest; less (3) any applicable fees and amounts withdrawn or transferred from the Guaranteed Account(s).
Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.
Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the 1940 Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.
General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.
Guaranteed Interest Fund—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a "Guaranteed Period").
Income Plan—An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract generally through a series of periodic payments. An Income Plan may also be known as a “payment plan.”
Market Value Adjustment—An amount that may be credited (or charged) to an amount withdrawn or transferred from a multi-year Guaranteed Account before the end of a Guaranteed Period.
Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments must cease and Annuity Payments become payable. The maximum Maturity Date is stated on the specifications page of the Contract and may not be changed.
Northwestern Mutual—The Northwestern Mutual Life Insurance Company.
Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.
Account B Prospectus
1

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.
Prospectus—The full statutory prospectus for the Contract.
Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.
Required Minimum Distribution (“RMD”)—A minimum amount that federal tax law generally requires be withdrawn from certain tax-qualified annuities each year.
Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.
Summary Prospectus—The summary version of the Contract, which summarizes key information found in the Prospectus for the Contract.
Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.
Withdrawal Charge— A deduction that is made from maturity benefits and withdrawal amounts.
This prospectus describes two classes of the Select Payment Variable Annuity Contract: a front-load version (in which a sales charge is assessed when Purchase Payments are made) and a back-load version (in which a sales charge is assessed if and when amounts are withdrawn).
Account B Prospectus
2

Important Information You Should Consider About the Contract
FEES AND EXPENSES	Cross-Reference(s) to Location in Prospectus
Charges for Early Withdrawal
For back-load Contracts, if you withdraw amounts from or surrender your
Contract within eight years following the applicable Purchase Payment(s), you will be assessed a withdrawal charge of up to 6% of the Purchase Payment(s)
Any applicable withdrawal (or surrender) charge, market value adjustment, federal/state tax withholding, and/or Express Mail Delivery fee will be assessed against and deducted from the amount withdrawn.
For example, if you surrender your back-load Contract before your first
Contract anniversary and your total initial investment was $100,000, you will pay a surrender charge of up to $6,000.
Fee and Expense Tables – Contract Fees and Expenses
Transaction Charges
In addition to (or instead of) withdrawal charges, you may also be charged for other transactions, such as certain tax-related charges, a front-end sales load on front-load Contracts, as well as charges for expedited delivery or wire transfers.
The maximum sales load on a front-load Contract is 4.5% as a percentage of
Purchase Payments.
Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee and Expense Tables – Contract Fees and Expenses, Range of Annual Portfolio Operating Expenses, and Examples
	Annual Fee	Minimum	Maximum
	Base Contract (varies depending on whether Contract is front-load or back-load)	0.50%[1]	1.50%[1]
	Investment Options (Portfolio company fees and expenses)	0.21%[2]	1.28%[2]
	Optional Benefits Available for an Additional Charge (for single optional benefit if elected)	0.10%[3]	0.40%[3]
1As a percentage of Separate Account assets. [2]As a percentage of Portfolio assets. [3]As a percentage of entire benefit.
Account B Prospectus
3

FEES AND EXPENSES	Cross-Reference(s) to Location in Prospectus

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

LOWEST ANNUAL COST $678[1]	HIGHEST ANNUAL COST $3,391[1]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract
Classes and Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional Purchase Payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract Classes and
Portfolio fees and expenses
•No sales charges
•No additional Purchase
Payments, transfers or
withdrawals

[1]The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.
RISKS
Risk of Loss	You can lose money by investing in the Contract.	The Investment Options
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Surrender and withdrawal charges may apply to Purchase Payments for up to eight years. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to income taxes and tax penalties or other unfavorable treatment.
The Contract – Generally
Risks Associated with Investment Options
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) and fixed account options you choose. Each Portfolio
(including any fixed account investment options) will have its own unique risks.
You should review these investment options Portfolios before making an investment decision.
The Guaranteed Interest Fund 8 (GIF 8), a fixed investment option offered under the Contract, is subject to the risk of negative Market Value Adjustment
(MVA), which could decrease the amount transferred or withdrawn from the
GIF 8. You should carefully consider the effects of a negative MVA before making a transfer or withdrawal from GIF 8.
The Investment Options
Insurance Company Risks
Investment in the Contract is subject to the risks related to the depositor
(Northwestern Mutual), and any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888)
455-2232.
The Company
Account B Prospectus
4

	RESTRICTIONS	Cross-Reference(s) to Location in Prospectus
Investments
Transfer requests involving the fixed account options are subject to special restrictions, including individual state law restrictions as to availability or amounts. These options are available only during the accumulation phase of your Contract and after your initial investment may be subject to limits on additional amounts, including minimum required investments or maximum limits on total amounts. Transfers out of these fixed options are also subject to specific limitations, including charges, and monies moved out of these options may limit the availability of any positive market value adjustment that might otherwise apply.
Transfers among Divisions are subject to the Contract’s short-term and excessive trading policies.
Under certain circumstances Northwestern Mutual reserves the right to remove a Portfolio or substitute another Portfolio for such Portfolio.

The Investment
Options – Fixed
Options and The
Contract – Purchase
Payments Under the
Contract
(Guaranteed
Account Investment
Minimums and
Maximums)
The Investment
Options (Short Term
and Excessive
Trading)
Contract Owner
Services
(Substitution of
Portfolio Shares and
Other Changes)

Optional Benefits	Optional benefits may be subject to additional charges that may vary by issue age, are not available for all issue ages, must be elected at issue and cannot be added once it is removed or expires.	The Contract – Death Benefit (Enhanced Death Benefit Examples)
TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals (and some distributions)
will generally be subject to ordinary income tax rates, and may be subject to penalties.
Federal Income Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation
The Contract is sold exclusively through financial representatives of
Northwestern Mutual’s affiliated broker-dealer, who are compensated with a commission based on a percentage of Purchase Payments, and Northwestern
Mutual may share revenue it earns on the Contract with its affiliated broker-
dealer. These financial representatives may have a financial incentive to offer or recommend the Contract over other investments.
Additional Information – The Distributor
Exchanges
Some financial representatives may have a financial incentive to offer a new
Contract in place of the one you already own. You should only exchange an existing contract if you determine, after comparing the features, fees and risks of both contracts, that it is preferable to purchase the new Contract rather than continue to own an existing contract.
Additional Information – The Distributor
Overview of the Contract
The Contract is an individual flexible payment variable annuity contract, the purpose of which is primarily to provide for the accumulation of value through variable or fixed investment options, through allocations to a variety of Portfolios and/or fixed account options, and payment of annuity benefits on a fixed or variable basis. The Contract is sold for use under a variety of tax-qualified and nontax-qualified plans and may be appropriate if you have a long-term investment horizon. It is not intended for short-term investment and is therefore not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading.
During the years when funds are being paid into your Contract, known as the accumulation (savings) phase, the earnings accumulate on a tax-deferred basis. The annuitization (income) period begins when you start receiving a stream of periodic annuity payments under your Contract that begin on the date you select, and all or a portion of such payments will be taxed as
Account B Prospectus
5

ordinary income. Once you annuitize your Contract, your withdrawal rights will depend on the income plan selected. The amount you accumulate under your Contract, including the results of investment performance of your Divisions and interest earned under the fixed options will determine the amount of your monthly annuity payments. Additional information about the Portfolios in which the Divisions invest is provided in the Appendix (see “Appendix A: Portfolios Available Under Your Contract).
In addition to the Divisions which vary with the investment experience of the underlying Portfolios, the Contract offers two fixed options (Guaranteed Interest Fund 1, or GIF 1, and Guaranteed Interest Fund 8, or GIF 8) that credit interest at declared rates.
Below are other features and options that the Contract offers.
•
Contract classes. The Contract currently offers two classes for new investors, a front-load version (in which a sales charge is assessed when Purchase Payments are made) and a back-load version (in which a sales charge is assessed if and when amounts are withdrawn).
•
Accessing your money. During the accumulation phase, you may make a withdrawal of your Contract Value or surrender the Contract by submitting a request in writing or by telephone, subject to our administrative procedures. We will waive the surrender charge for up to 10% of Contract Value withdrawn each year subject to certain conditions. All withdrawals are subject to the limitations described in the prospectus. Withdrawal rights during the annuitization period will depend on the income plan selected. Any applicable withdrawal (or surrender) charge, market value adjustment, federal/state tax withholding, and/or Express Mail Delivery fee will be assessed against and deducted from the amount withdrawn.
•
Tax treatment. You may transfer Contract Value among the Divisions and the fixed options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only when (1) you make a withdrawal or surrender; (2) you receive an annuity payments under the Contract; or (3) upon payment of the death benefit.
•
Preservation+ Strategy. You may allocate all or a portion of your initial Purchase Payment to the Preservation+ Strategy. The Preservation+ Strategy is designed to preserve the principal of the amount you allocate to the strategy through the crediting of a fixed rate of interest to the portion invested in GIF 8 while permitting participation in the potential risk and returns of your selected Divisions. We limit your initial deposit to the Preservation+ Strategy to a maximum of $100,000.
•
Asset Allocation Models. We make available five asset allocation models at no charge. Each model is comprised of a combination of Divisions representing various asset classes. The models represent various levels of risk ranging from conservative to very aggressive.
•
Standard Death Benefit. Your Contract includes a death benefit that will pay your designated beneficiaries (1) the Contract Value if an Annuitant dies before the Contract Maturity Date and on or after his or her 75th birthday, or (2) the greater of the Contract Value or Purchase Payments less any adjustment for each withdrawal if an Annuitant dies before the Contract Maturity Date and before his or her 75th birthday. If an Annuitant dies after the Contract Maturity Date or any time after Annuitant Payments begin, no death benefit is payable. The Contract has an Enhanced Death Benefit option available for an additional charge.
•
Additional Features and Services. We make certain additional services available under the Contract at no additional charge:
The Automatic Dollar Cost Averaging Plan allows you to transfer a set amount from the Government Money Market Division to other Divisions on a regular schedule. The Portfolios Rebalancing feature automatically rebalances your Contract Value among your selected Divisions in order to restore your allocation to the original level. You may participate only in one of the Automatic Dollar Cost Averaging Plan and Portfolios Rebalancing feature at a time. We also allow automatic transfers or sweeps of interest from the GIF 1 to any combination of the Divisions monthly, quarterly, semi-annually or annually. We do not charge for participation in these features.
The Systematic Withdrawal Plan allows you to set up automatic monthly withdrawals from your Contract Value. We will take any withdrawal under this plan proportionally from your Contract Value in your selected investment options or the investment options you designate subject to certain conditions. We do not charge for participation in this feature.
The Terminal Illness Benefit allows you to withdrawal all or a portion of your Contract Value without incurring a Withdrawal Charge if the Primary Annuitant is terminally ill (as defined in the Terminal Illness Benefit Rider) and has a life expectancy of 12 months or less. The Nursing Home Benefit allows you to withdraw all or a portion of your Contract Value without incurring a Withdrawal Charge if the Primary Annuitant has been confined for at least 90 consecutive days to a licensed nursing facility or hospital and certain other conditions are satisfied. See the prospectus for a full explanation of the required conditions. The Terminal Illness and Nursing Home Benefits are not available in New York.
Account B Prospectus
6

Fee and Expense Tables
Contract Fees and Expenses
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from the Contract. There are two sets of tables: one for a front-load Contract (in which a sales charge is assessed when Purchase Payments are made) and one for a back-load Contract (in which a sales charge is assessed if and when amounts are withdrawn). Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have selected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer Contract Value between investment options. These tables do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so.
Each table shows the maximum and current fees and expenses for multiple Contract versions. The first column [(the “RR” series)] shows the maximum and current fees and expenses related to the current Contract version. The subsequent columns show the maximum and current fees and expenses for each prior Contract version shown in Appendix B in the Prospectus.
Front-Load Contract (in which a sales charge is assessed when Purchase Payments are made)
Transaction Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[LL]		[JJ/KK]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Maximum Sales Load (as a percentage of Purchase Payments)[2]	4.5%	4.5%	4.0%	4.0%	3.0%	3.0%	8.0%	8.0%
Withdrawal Charge	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Transfer Fee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Expedited Delivery Charge[3]	$17	$17	$17	$17	$17	$17	$17	$17
Wire Transfer Fee[4]	$15	$15	$15	$15	$15	$15	$15	$15
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges as shown below.
Annual Contract Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[LL]		[JJ/KK]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Administrative Expenses[5]	$30	$30	$30	$30	$30	$30	N/A	N/A
Base Contract Expenses (as a percentage of Separate Account assets)[6]	0.75%	0.50%	0.75%	0.40%	1.0%	0.75%	1.0%	0.75%
Optional Enhanced Death Benefit Expenses (as a percentage of the entire benefit)[7]	0.40%	0.10%	N/A	N/A	N/A	N/A	N/A	N/A

Back-Load Contract (in which a sales charge is assessed if and when amounts are withdrawn)
Transaction Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[MM]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Sales Load (as a percentage of Purchase Payments)[2]	N/A	N/A	N/A	N/A	N/A	N/A
Maximum Withdrawal Charge for Sales Expenses	6.00%	6.00%	8.00%	8.00%	8.00%	8.00%
Transfer Fee	N/A	N/A	N/A	N/A	N/A	N/A
Expedited Delivery Charges[3]	$17	$17	$17	$17	$17	$17
Wire Transfer Fee[4]	$15	$15	$15	$15	$15	$15
Account B Prospectus
7

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio company fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges as shown below.
Annual Contract Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[MM]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Administrative Expenses[5]	$30	$30	$30	$30	$30	$30
Base Contract Expenses (as a percentage of Separate Account assets)[6]	1.50%	1.25%	1.50%	1.25%	1.50%	1.25%
Optional Enhanced Death Benefit Expenses (as a percentage of the entire benefit)[7]	0.40%	0.10%	N/A	N/A	N/A	N/A

Each table shows the maximum and current fees and expenses for multiple Contract versions. The first column [the “RR” series] shows the maximum and current fees and expenses related to the current Contract version. The subsequent columns show the maximum and current fees and expenses for each prior Contract version shown in Appendix B in the Prospectus.

The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. For the back-load Contracts, the base contract expense and the Withdrawal Charge depend on the length of time amounts have been held under the Contract and the size of the amounts held. (See “Base Contract Charges” and “Withdrawal Charges—Withdrawal Charge Rates.”)

For express mail delivery with signature required; the express mail delivery charge without signature is $15.

We also charge $15 for wire transfers in connection with withdrawals.

We charge an Annual Contract Fee of $30. We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future. We will give at least 30 days prior notice.

We reserve the right to increase the current base contract expenses to the maximum annual rate of 0.75% for the front-load Contract. For back-load Contracts, there are two types of Accumulation Units: “Class A” and “Class B.” We reserve the right to increase the current base contract expense to the maximum annual rate of 1.50% for the back-load Contract Class B Accumulation Units and 0.75% for back-load Contract Class A Accumulation Units. Under the back-load Contract, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract Anniversary if the Contract Value is at least $25,000 and the Class B Accumulation Units are no longer subject to a Withdrawal Charge. For further information on Class B and Class A Accumulation Units, see “Base Contract Charges—Reduction of Charges.” The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges.

The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant's 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.
Annual Portfolio Operating Expenses
The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of the Portfolios available under the Contract, including their annual expenses, may be found at the back of this document (i.e., Appendix A: Portfolios Available Under Your Contract).
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	1.28%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.20%	1.11%
*
The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses as of December 31, 2022 charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus.
For more information about voluntary fee waivers that may be in place, see the “Charges” section.
Examples1
The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, annual Contract fees, and the fees and annual Portfolio expense. The Examples assume that you invest $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum expenses of the underlying Portfolios (as set forth above) as well as the Optional Enhanced Death Benefit Maximum Charge. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:
Account B Prospectus

Back-Load Contract With the Enhanced Death Benefit
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$8,972	$15,687	$20,641	$35,133
If you annuitize at the end of the applicable time period:	$2,972	$9,687	$16,641	$35,133
If you do not surrender your Contract:	$2,972	$9,687	$16,641	$35,133
Front-Load Contract With the Enhanced Death Benefit
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$6,593	$11,531	$16,724	$30,908
If you annuitize at the end of the applicable time period:	$6,593	$11,531	$16,724	$30,908
If you do not surrender your Contract:	$6,593	$11,531	$16,724	$30,908
1
The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.01% for the front-load Contract and 0.04% for the back-load Contract based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2022.
Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.
Principal Risks
Investment Risk You can lose money by investing in the Contract.
The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings and from a tax perspective is generally less attractive if owned by a non-natural person. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to tax penalties or other unfavorable treatment. Your Contract has also adopted measures to deter short-term trading that may trigger additional restrictions.
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) available under the Contract, and each Portfolio (including any fixed account investment options) will have its own unique risks. You should review the prospectuses for the Portfolios before making an investment decision.
Insurance Company Risks Investment in the Contract is subject to the risks related to the depositor (Northwestern Mutual), and any obligations (including any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888) 455-2232.
Cybersecurity & Certain Business Continuity Risks The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the
Account B Prospectus

underlying funds invest, which may cause the funds underlying your Contract to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics (such as coronavirus COVID-19), may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pick up and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Contract due to a disaster or other catastrophe.
The Company
The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $340 billion as of December 31, 2022. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
In addition to your fixed account allocations, General Account assets are used to guarantee the payment of the benefits under the Contract, including death benefits. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.
The Separate Account
We established the NML Variable Annuity Account B (the “Separate Account”) on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act.
You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.
When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:
Account B Prospectus

•
Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.
•
Invest current and future assets of a Division in securities of another Portfolio as a substitute for shares of a Portfolio (or another share class of an existing Portfolio) already purchased or to be purchased.
•
Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.
•
Create new separate accounts.
•
Combine the Separate Account with any other separate account.
•
Transfer the assets and liabilities of the Separate Account to another separate account.
•
Transfer cash from time to time between the Company’s General Account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.
•
On behalf of the Company, transfer assets of the Separate Account in excess of reserve requirements (only for accrued fees and charges or any seed capital) applicable to Contracts supported by the Separate Account to the Company’s General Account.
•
Add, delete, or make changes to the securities and other assets that are held or purchased by the Separate Account.
•
Terminate and/or liquidate the Separate Account.
•
Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.
•
Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.
In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.
The Investment Options
The Contract makes available a variety of variable and fixed investment options. The Company does not endorse or recommend any particular option nor does it provide investment advice. You are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.
Variable Options
The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; the Russell Investment Funds; and the Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.
You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio.
There can be no assurance that the Portfolios will realize their objectives. You can find more detailed information about the Portfolios, including its (i) name, (ii) investment objective(s), (iii) investment adviser, (iv) current expenses, and (v) performance, in Appendix A to this prospectus. Read the prospectus carefully before investing. You can find these documents online at
Account B Prospectus

www.nmprospectus.com, by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com. Note: A summary prospectus for a Portfolio contains information on its first page about how to obtain a copy of the full Portfolio statutory prospectus. You can also visit www.nmprospectus.com to obtain these documents.
Payments We Receive The Contract makes available both proprietary and non-proprietary Portfolios. The Northwestern Mutual Series Fund, Inc. is a proprietary Fund that has been included in part because it is managed by a subsidiary of the Company. For non-proprietary Portfolios offered through this Contract, we consider during the selection process whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. Other factors we consider during the selection process include asset class coverage, management style, sector coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners.
We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.
Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.20%. These payments are made for various purposes, including payment of services incurred by the Company and/or its affiliates in promoting and marketing the Contracts and Portfolios. The Company and its affiliates may profit from these payments.
While not currently the case, certain Portfolios available under the Contract may adopt a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, would be deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments would decrease such Portfolio’s investment return. We consider receipt of these payments when deciding whether to offer a Portfolio.
Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.
Transfers Between Divisions Subject to any limitations imposed by your Fee-Based program, the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries and Instructions” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions. Subject to our requirements and availability, your Financial Representative may provide us with instructions on your behalf involving the allocation and transfer of Accumulation Value of your Contract among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed below.
We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.
Before the Maturity Date, you may transfer amounts which you have invested in a Guaranteed Account to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to a Guaranteed Account for investment on a fixed basis, subject to the restrictions described in the Contract. (See “The Guaranteed Accounts.”)
Account B Prospectus

Short Term and Excessive Trading Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors such as Owners and other persons who may have material rights under the Contract (e.g., beneficiaries) because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.
To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners, except to the extent we are prevented from doing so under applicable or federal law or regulations. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.
Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers if a total of three round trips are made within that same Contract year or two round trip transfers are made within any subsequent year. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers if a total of two round trips are made within that same Contract year or one round trip transfer is made within any subsequent year. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations will not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations, to the extent these features are available in your Contract. Once a Contract is restricted, we will allow one additional transfer into the Government Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).
We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and may require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.
If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.
Account B Prospectus

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.
Fixed Options
During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts of different durations (“Guaranteed Accounts”), provided they are available in your state and under your Contract: the Guaranteed Interest Fund 1 (“GIF 1”) (formerly referred to as the “Guaranteed Interest Fund”) and the Guaranteed Interest Fund 8 (“GIF 8”). Your ability to make investments in a Guaranteed Account may also be limited by state law. Currently, neither GIF 1 nor GIF 8 is available in Contracts subject to New York law. For Contracts subject to Vermont and Maryland law sold before May 1, 2013, no investments may be applied to GIF 8 after the first Contract anniversary. To find out if a Guaranteed Account is available in your state and under your Contract, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232. All material state variations are described in Appendix C.
Except where noted above, GIF 1 is available for investment under both front-load and back-load Contracts. GIF 8 is only available under back-load Contracts. Guaranteed Accounts are not available after annuitization. We reserve the right to discontinue offering all Guaranteed Accounts or a Guaranteed Account of a particular duration. We also reserve the right to offer additional multi-year Guaranteed Accounts from time to time. The effective date of an investment in a Guaranteed Account is determined in the same manner that the effective date for an investment in the Divisions of the Separate Account is determined.
Interest is credited and compounded daily on amounts you invest in a Guaranteed Account at a rate that we declare (“Declared Rate”), in our discretion, for a guaranteed period that we specify (“Guaranteed Period”). The Declared Rate will not be less than a minimum guaranteed annual effective rate of 0.50% (or a higher rate if required by applicable state law). We also guarantee that the cash value of your investment in the Guaranteed Accounts will not be less than a minimum amount determined by a formula that complies with applicable state insurance nonforfeiture law. For GIF 1, the Declared Rate will be effective for a Guaranteed Period equal to the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract. For GIF 8, the Declared Rate will be effective for a Guaranteed Period ending eight years from the effective date; provided, however, an investment in GIF 8 is not permitted if the Guaranteed Period would extend beyond the Maturity Date of the Contract.
Upon expiration of a Guaranteed Period for GIF 1, we will apply a new Declared Rate for a new one-year Guaranteed Period. Upon expiration of a Guaranteed Period for GIF 8, any amounts remaining in that Guaranteed Account will be transferred to the Government Money Market Division of the Separate Account unless you otherwise instruct us to allocate the amounts to a Division(s) of the Separate Account or a new Guaranteed Period for either GIF 1 or GIF 8.
Moving into a Guaranteed Account You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account. Subject to the limitations described below, you may make additional investments in GIF 1 at any time prior to the Maturity Date of the Contract. No additional transfers may be made into a GIF 1 for 90 days following a transfer out of a GIF 1. Additional investments in GIF 8 are not permitted without our consent. Currently, we permit additional investments in GIF 8 that represent proceeds from exchanges under Section 1035 or rollovers under Section 408 of the Internal Revenue Code of 1986, as amended (the “Code”), provided (i) you inform us at the time of your initial investment in the Contract, and (ii) that such proceeds are received by us within 90 days (or whatever period that may be required under applicable state law) thereafter. Interest will accrue on those proceeds from the date of receipt, but they will be treated for all other purposes the same as your initial investment. Subject to this limited exception, if you direct us to make additional investments in GIF 8, they will be invested in the Government Money Market Division.
Moving out of a Guaranteed Account Transfers from Guaranteed Accounts are subject to certain limits. No transfers from GIF 8 are permitted during the first four years following the start of a Guaranteed Period. After a transfer is made from a Guaranteed Account, no additional transfers may be made from that Guaranteed Account for a period of 365 days. Additionally, the maximum amount of Accumulation Value that may be transferred from a Guaranteed Account in a single transfer may not be more than the greater of (i) 25% of the Accumulation Value of the Guaranteed Account on the preceding Contract anniversary date, or (ii) the amount of the most recent transfer from that Guaranteed Account. (For Contracts issued prior to March 31, 2000, the percentage limit by the terms of the Contract is 20%, but our current practice, which we may change without notice to you, is to permit up to 25%.) In no event may the amount of a single transfer from a Guaranteed Account be greater than $50,000. (The $50,000 limit does not apply to Contracts subject to New York law.) These limitations on individual transfers do not apply to transfers from GIF 8 at the end of a Guaranteed Period. These transfer limitations can be illustrated as follows:
Account B Prospectus

Amount of initial deposit into a GIF	Maximum amount you can transfer annually	Total number of years until initial deposit can be transferred completely
$25,000	$6,250	4 years
$75,000	$18,750	4 years
$100,000	$25,000	4 years
Withdrawal Charge Maturity benefits and withdrawals under a back-load Contract are subject to the withdrawal charge described under “Charges—Withdrawal Charges.” Because the withdrawal charge will be deducted from the amount withdrawn and affect the amount available for withdrawal, you should carefully consider its effect before investing in, and making a withdrawal from, the Contract.
The withdrawal charge applicable to withdrawals from GIF 8 during the first four years of a Guaranteed Period differs from that which is applicable to other withdrawals in several respects. First, the charge applies to withdrawals from GIF 8 during the first four years of each and every Guaranteed Period. Second, during those four years it applies to the Accumulation Value, rather than to Net Purchase Payments. During the first three years of a Guaranteed Period, the withdrawal charge equals 6% of the amount of the Accumulation Value withdrawn. During the fourth year, the charge equals 5% of the amount of the Accumulation Value withdrawn. Net Purchase Payments that are subject to the withdrawal charge are reduced by an amount equal to that portion of the Accumulation Value withdrawn from GIF 8 during the first four years, beginning with the highest withdrawal charge category and rate.
Market Value Adjustment (GIF 8 Only) Transfers and withdrawals (but not payments of Contract fees or payments due to the death of the Primary Annuitant) made from GIF 8 prior to the end of a Guaranteed Period will be charged or credited with a market value adjustment (“MVA”). No MVA will apply if you do not transfer or withdraw amounts from GIF 8 before the end of a Guaranteed Period. The amount of the MVA will depend upon the difference, if any, between the seven-year Constant Maturity Treasury interest rate in effect on the second-to-last business day of the month preceding the start of the Guaranteed Period and an interest rate, in effect on the second-to-last business day of the month preceding the date of the transfer or withdrawal, equal to the Constant Maturity Treasury interest rate for the period closest to the time remaining in the Guaranteed Period (but not less than one year). If the rate in effect at that time exceeds the seven-year rate preceding the start of the Guaranteed Period, the MVA will be negative and decrease the amount available for transfer or withdrawal from GIF 8. If the opposite is true, the MVA will be positive and increase such amount. For Contracts issued in TX or AL sold prior to May 1, 2013, the MVA formula may differ; read your Contract for specific details. All material state variations are described in Appendix C.
In no event will the MVA increase or decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to GIF 8 since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled the Nonforfeiture Rate during that same time period. The Nonforfeiture Rate is a rate defined in the Contract and is based on the five-year Constant Maturity Treasury interest rate on the second-to-last business day of the month preceding the start of the Guaranteed Period during which the transfer or withdrawal is made. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under applicable state law, you should carefully consider its effect before making a transfer or withdrawal from GIF 8 prior to the end of a Guaranteed Period.
To calculate the MVA for your contract, use the following formula:
A x [(1+B)n / (1+C)n -1] where;
A =
the Account Value being withdrawn or transferred from GIF 8;
B =
the 7-year Constant Maturity Treasury Rate reported by the Federal Reserve as of the second-to-last Valuation Date of the month preceding the month in which the declared interest rate first became effective;
C =
the Constant Maturity Treasury Rate reported by the Federal Reserve as of the second-to-last Valuation Date of the month preceding the month of the withdrawal or transfer for the duration nearest the time remaining in the Guaranteed Period but not less than one year; and
n =
the number of years, including fractional years, remaining in the Guaranteed Period.
In the determination of the Market Value Adjustment, a period whose length is exactly half-way between periods for which a Constant Maturity Treasury Rate is reported will be considered to be nearer to the shorter duration, but not less than one year.
Set forth below are two examples showing the application of the market value adjustment feature in the case of a withdrawal or transfer from GIF 8 before the end of the Guarantee Period. The first example assumes rising interest rates; the second assumes declining interest rates:
Account B Prospectus

GIF 8 Market Value Adjustment Example
GIF 8 Deposit = $50,000
Guaranteed Interest Rate = 4.5% for 8 years
Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates increase
Current GIF 8 Account Value = $57,058.31
7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit)
5-year Constant Maturity Treasury Rate = 5.00% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)
Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 5.00%)[5] -1] = -$676.04

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates decrease
Current GIF 8 Account Value = $57,058.31
7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit
5-year Constant Maturity Treasury Rate = 4.25% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)
Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 4.25%)[5] -1] = +$1,381.49
Note: The market value adjustment will not increase or decrease values by more than the interest credited to GIF 8 since the beginning of the guarantee period in which an amount is withdrawn or transferred out to the date of the withdrawal or transfer over the interest that would have been credited if the interest rate declared by the Company had equaled the Nonforfeiture Rate during the same time period. For the example above, assuming a Nonforfeiture Rate of 3%, the maximum positive or negative market value adjustment would be $57,058.31-$50,000(1.03)3 = $2,421.96.
Additional Information “Portfolio Rebalancing” may not be used with any Guaranteed Account, and “Automatic Dollar Cost Averaging” and “Interest Sweeps” may not be used with GIF 8. Withdrawals from GIF 8 during the first four years of a Guaranteed Period may be taken in the form of a variable income plan, except for payments for a specified period. (See Option 1 under “Income Plans—Description of Variable Income Plans.”)
Amounts you invest in a Guaranteed Account become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the Guaranteed Accounts do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the Guaranteed Accounts. (See “Charges”.) For purposes of allocating and deducting the annual Contract fee, we treat GIF 1 the same as Divisions of the Separate Account; no portion of the annual Contract fee will be deducted from GIF 8 unless insufficient value exists in the Divisions and GIF 1.
In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the GIF under the Securities Act of 1933 and we have not registered the GIF as an investment company under the 1940 Act. Accordingly, neither the GIF nor any interests therein are generally subject to these Acts. We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the GIF. This disclosure, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.
Preservation+ Strategy (Back-load Contracts only) Subject to the investment minimums and maximums discussed above, Owners may elect to allocate all or a portion of their initial Purchase Payment to the Preservation+ Strategy. The Preservation+ Strategy is designed to preserve the principal of the amount that Owners allocate to the strategy through the crediting of a fixed rate of interest to the portion of that allocation invested in GIF 8 for the Guaranteed Period, while permitting participation in the potential returns – and attendant risks – of the Division(s) of the Separate Account Owners select among the Divisions available under the Strategy. A mathematical formula is used to determine the part of the total initial Purchase Payment allocated to the Strategy that must be invested in GIF 8 to guarantee a return of principal and interest from GIF 8 at the end of the Guaranteed Period (less any applicable Contract fees charged to GIF 8 during the period). This guarantee is subject to the condition that Owners make no withdrawals or transfers from GIF 8 during the eight-year Guaranteed Period. The remainder of the initial Purchase Payment allocated to the Preservation+ Strategy is invested in the Division of the Separate Account that invests in the Portfolio(s) selected by Owners. Under the Preservation+ Strategy, the Company guarantees the return of the amount allocated to GIF 8 plus a fixed rate of interest on that amount (less any applicable Contract fees charged to GIF 8).
Account B Prospectus

Owners assume the risk associated with the amount invested in the Separate Account. The Company guarantees the return of the principal amount invested under the Strategy. Owners also assume the risk that their investment in the Preservation+ Strategy may result in the return of only the principal amount invested under the Strategy, subject to the claims-paying ability of the Company.
The Company does not make recommendations as to whether an Owner should elect to allocate all or a portion of their initial Purchase Payment to the Preservation+ Strategy. Owners should consult their financial representative for more information about the Preservation+ Strategy and whether the Preservation+ Strategy is appropriate for them.
Example: John Doe is the Owner of a back-load Contract and has allocated his initial Purchase Payment to the Preservation+ Strategy. The Company invests a portion of his Purchase Payment to GIF 8. The remainder of the Purchase Payment is invested in equities of John’s choosing. John, after remaining invested in the strategy for the eight-year Guaranteed Period and satisfying all conditions, will receive an amount equal to his Purchase Payment plus the funds invested in equities.
The Contract
Generally The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. Generally, distributions are subject to tax as ordinary income if you make a withdrawal. The annuitization phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments. If, however, the Contract is owned by a non-natural person (e.g., a corporation or a trust), the tax deferral on earnings may be lost. While there are exceptions for certain employee benefit plans, any income on a Contract owned by a non-natural person will generally be treated as ordinary income subject to annual taxation.
If you are purchasing the Contract through a tax-favored arrangement, including IRAs and Roth IRAs, and SIMPLE IRAs, you should carefully consider the costs and benefits of the Contract before purchasing the Contract, since the tax-favored arrangement itself provides for tax-sheltered growth. Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.
Free Look If you change your mind about owning this Contract, you can cancel it within ten days after you receive it (or whatever period is required under applicable state law). There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. We will refund the sum of (a) the value of the Accumulation Units of the Separate Account on the effective day of the return plus (b) any amount deducted from the portion of the Purchase Payments applied to the Separate Account. In the event applicable state law requires us to return the greater of your Contract value or your purchase payment, we will do so. All material state variations are described in Appendix C.
Contract Values  The value of your Contract on any Valuation Date is the sum of the following: (i) the value of all your amounts held in the Divisions of the Separate Account on that Valuation Date; and (ii) the sum of your amounts allocated to the Guaranteed Account(s), plus credited interest; less (iii) any applicable fees and amounts withdrawn or transferred from the Guaranteed Account(s). We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division. We will notify you, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000. If you are unable to increase the Contract Value or the total Purchase Payments paid to $2,000 within 30 days after we notify you, we may surrender your Contract for its Contract Value (i.e., with no withdrawal charge) in accordance with applicable state law, provided such surrender does not affect or terminate any other benefits or riders provided or elected under the Contract.
Account B Prospectus

Purchase Payments Under the Contract
Frequency and Amount A Purchase Payment is the money you give us to apply to your Contract. You may make Purchase Payments monthly, quarterly, semi-annually, annually, or on any other frequency acceptable to us. For back-load Contracts in non-tax qualified situations, the minimum initial Purchase Payment is $5,000. For all other back-load Contracts, the minimum amount for an initial Purchase Payment is $100, or $25 if payments are made through an Insurance Service Account (ISA) instead. For front-load Contracts, the minimum initial Purchase Payment is $10,000. The minimum amount for each subsequent Purchase Payment for all Contracts is $25, although we may accept lower amounts in certain circumstances. We will accept larger purchase payments than the minimums, but total purchase payments under any Contract may not exceed $5,000,000 without our consent. For all Contracts, Purchase Payments may not exceed the applicable federal income tax limits. (See “Federal Income Taxes.”) For back-load Contracts issued in Oregon sold before May 1, 2013, you may not make Purchase Payments after the first Contract anniversary if the Maturity Date is earlier than the Contract anniversary nearest the Annuitant’s 90th birthday.
In certain situations, we may, in our discretion, reduce or waive our minimum purchase payment requirements. For example, for back-load Contracts in non-tax qualified situations, we may reduce the minimum initial purchase amount from $5,000 to no less than $4,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $5,000. We may also reduce or waive our $5,000 minimum if your application is submitted as part of a group of applications, including those being paid for through a multiple-contract billing. For front-load Contracts, we may reduce the minimum initial purchase amount from $10,000 to no less than $5,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $10,000. Also, when initial Purchase Payments representing proceeds from rollovers or annuity exchanges are determined to satisfy the front-load Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees.
Guaranteed Account Investment Minimums and Maximums Guaranteed Accounts are subject to certain investment minimums and maximums in addition to those described above. Amounts that are applied to GIF 8 are subject to an investment minimum of $10,000, unless we consent to a lesser amount. We also limit the maximum amount that may be invested in the Guaranteed Accounts. Without our prior consent, no investment may cause the Accumulation Value of all Guaranteed Accounts (the sum of all applied amounts and credited interest, less fees and any amounts transferred or withdrawn) to exceed a maximum amount we specify in the Contract. For Contracts currently being issued, the maximum amount specified in the Contract is $100,000. To the extent that an investment causes the maximum amount to be exceeded, the excess amount would be invested in the Government Money Market Division of the Separate Account until you instruct us otherwise. Changes in the investment minimums and maximums will be applied on a prospective basis only and will not affect contract owners invested in the Guaranteed Accounts as of the date of such change. Contract owners who are invested in a Guaranteed Account and whose investment did not meet the new minimum investment requirement or whose investment exceeded the new maximum investment limit may continue to remain invested in the Account and, with our consent, would be able to continue to allocate purchase payments and transfers to that Account up to the current maximum investment limit.
Application of Purchase Payments We credit Net Purchase Payments, after deduction of any sales load, to the variable and/or fixed investment options as you direct. If we do not have appropriate instructions in good order, we will continue to credit Net Purchase Payments to your Contract according to the allocation instructions then in effect. The application of Purchase Payments to the Guaranteed Account options are subject to special rules (see “The Investment Options—Fixed Options.”) We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Division; the term “Accumulation Units” describes the value of this interest in the Separate Account. For the back-load Contracts, there are two types of Accumulation Units: “Class A” and “Class B.” We credit Class B Accumulation Units to your back-load Contract each time you make a Purchase Payment. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of Purchase Payments and the length of time that the amounts have been held under a back-load Contract. (See “Base Contract Charges.”) Class B Accumulation Units are subject to a Withdrawal Charge while Class A Accumulation Units are not subject to such a charge.
Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our
Account B Prospectus

receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.
Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated. The number of Accumulation Units credited to a Contract is determined by dividing the Net Purchase Payments by the value of the Accumulation Unit on the effective date. This number of Accumulation Units will not be changed by any subsequent change in the dollar value of the Accumulation Units.
We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We generally will not accept cash, money orders, traveler’s checks, or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.
The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed, and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.
Reduction or Waiver of Certain Charges Sometimes sales of contracts to groups of similarly situated individuals or on behalf of such individuals in connection with certain arrangements, for example, trust arrangements, may lower our costs and expenses. We reserve the right to reduce or waive certain fees or charges when this type of sale occurs, where permitted by state law. We determine which groups and arrangements are eligible for this treatment based on criteria we establish, including but not limited to some or all of the following: the size or type of group or arrangement; the amount of expected Purchase Payments; any prior or existing relationship between us and the prospective purchaser(s); the length of time a group of contracts is expected to remain active; the purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and any other factors that we believe indicate that costs and expenses may be reduced. We reserve the right to modify, suspend, or terminate any such determination or the treatment applied to a particular group at any time.
Maturity Date Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page, or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date. (See “Minimum Distribution Requirements.”) Any death benefit you elect will automatically terminate upon annuitization, which will occur no later than the contract’s maturity date (i.e., the date upon which you must either annuitize or take a lump sum).
Gender-Based Annuity Payment Rates Federal law, and the laws of certain states, may require that Annuity considerations and Annuity Payment rates be determined without regard to the sex of the Annuitant. Because we offer the Contracts for use with certain plans where these rules may have general application, the Annuity Payment rates in the Contracts do not distinguish between male and female Annuitants. However, Contracts with sex-distinct rates are available as applicable. Prospective purchasers of the Contracts should review any questions in this area with qualified counsel.
Access to Your Money
Withdrawals Contract Owners may withdraw some or all of the Accumulation Unit Value of their Contract Value at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Interest Fund. If no direction is received, your withdrawal will be deducted proportionately from each of your investments. Any applicable withdrawal (or surrender) charge, market value adjustment, federal/state tax withholding, and/or Express Mail Delivery fee will be assessed against and deducted from the amount withdrawn.
Account B Prospectus

Withdrawals from the GIF 8 may be subject to special withdrawal charges and an MVA. (See “Investment Options—The Fixed Options.”) Complete or partial withdrawals under back-load Contracts may be subject to a withdrawal charge. (See “Withdrawal Charges.”) Such withdrawals may be prohibited under the terms of your plan, and may also trigger certain tax penalties. (See “Federal Income Taxes.”)
Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under variable income plan 1 (Period Certain), the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract, less the applicable withdrawal charge. (See “Withdrawal Charges.”) For Contracts, issued in Oregon sold prior to May 1, 2013, no withdrawals may be made within the first five years after the date a variable income plan 1 takes effect. If Annuity Payments are being made under variable income plan 2 (Single Life Income with or without Period Certain) and the payee dies during the certain period (or if both payees die during the certain period of variable income plan 3 (Joint and Survivor Life Income with Period Certain)), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans.”)
We may accept withdrawal or full surrender requests (including, but not limited to exchanges reported under IRC §1035 and direct trustee to trustee transfers) in writing or by telephone, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. Full surrenders may require a signed form. Withdrawal requests may be submitted on properly completed Northwestern Mutual forms or an electronic order ticket. See “Owner Inquiries and Instructions” for more information. Improperly submitted and incomplete forms will not be considered to be in good order and will not be processed. We will process your request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that an Income Plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days (or earlier, if required under applicable state law) after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date any time prior to such future date. Subject to our rules, requirements, and availability, your Financial Representative may provide us with instructions on your behalf involving the frequency, amount, and destination of partial and complete withdrawals made under your Contract.
If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.
Benefits Provided Under the Contracts
Subject to the restrictions noted below, we will pay the death benefit of a Contract in a lump sum or under the Income Plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable income plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act. If, under SEC rules, the Government Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender or death benefit from the Government Money Market Division until the Portfolio is liquidated.
Benefits Available Under the Contract
The following table summarizes information about a variety of standard and optional benefits available under the Contract. If applicable, information about the fees associated with a benefit included in the table may be found in the Fees and Expense Tables.
Account B Prospectus

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Standard Death Benefit	The Contract provides a death benefit to be paid under a lump sum, fixed or variable income plans or continued in force as a new contract for the payee(s)	Standard	No Charge
•Only payable if the Annuitant dies
before the Maturity Date
•Income Plans have their own
payout benefit rules at death (see
below)
•Is reduced for withdrawals
•If payee elects to continue the
Contract in force, additional
restrictions may apply

Enhanced Death Benefit	An optional enhanced death benefit is available that allows the Owner to annually “lock in” certain increases in Contract Value	Optional	0.40%[1]
•Not available for all issue ages and
enhanced death benefit
adjustments are limited by the
primary Annuitant’s age
•Must be elected at issue
•Cannot be added once terminated
•There is a charge for this benefit

Income Plans	Annuity Payments and death benefit payments are payable under various income plans on a variable or fixed basis	Standard	No charge[2]
•Plans for Annuity Payments for a
specified period are not available
for Contracts issued after
May 1, 2013
•Variable income plans are subject
to some Contract charges (as well
as expenses of the underlying
Portfolios) and are subject to
market risk
•Fixed income plans are funded
through withdrawals from the
Separate Account and may be
subject to a withdrawal charge
•Transfers between Income Plans
are only allowed under limited
circumstances

Account B Prospectus

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Fixed Option
Two fixed options, GIF 1 and GIF
8, are available during the
accumulation phase and credit
interest at Declared Rates not
less than a minimum guaranteed
annual effective rate of 0.50%.
For GIF1, the Declared Rate will
be effective for a Guaranteed
Period equal to the shorter of
twelve months or the period of
time remaining until the
Maturity Date of the Contract.
For GIF 8, the Declared Rate will
be effective for a Guaranteed
Period of eight years (see “Fixed
Options” section)
		Standard	No Charge[3]
•Principal and interest rates for fixed
option amounts guaranteed by
Northwestern Mutual are subject to
its claims-paying ability
•Effective rates apply only for
specified Guaranteed Periods, the
terms for which may change at our
discretion and may be limited by
your Contract’s Maturity Date
•Allocations to and from the GIF 1
and GIF 8 may be subject to special
restrictions, such as minimum and
maximum limits on initial and
additional amounts invested and
limits on the timing and amount of
transfers out of these options
•GIF 8 is not available under front-
load contracts
•GIF 8 is not available if the period of
time remaining to the Maturity
Date of the Contract is less than
eight years
•Amounts moved out of GIF 8 before
the end of a Guaranteed Period
may be subject to a negative
Market Value Adjustment
•Portfolio Rebalancing, Automatic
Dollar Cost Averaging and Interest
Sweeps may not be used with GIF 8

Preservation+ Strategy
Allows Owners to allocate all or
a portion of their initial
Purchase Payment to a strategy
designed to preserve the
principal of amounts allocated
to the strategy through the
crediting of a fixed rate of
interest to the portion invested
in GIF 8 while permitting
participation in the potential risk
and returns of their selected
Divisions
		Optional	No Charge
•Not available for front-load
Contracts
•Subject to investment minimum
and maximums and other
conditions
•Guaranteed Period is limited and
guaranteed amounts are subject to
the claims-paying ability of
Northwestern Mutual

Reinvestment of Redemptions	In certain limited circumstances, allows Purchase Payments to be made without the deduction of a sales load, or with a refund of a withdrawal charge	Standard	No Charge
•Request to void redemption must
be made within 60 days without
passing the Contract anniversary
•Requests will not be processed
where redemption proceeds were
paid by a check payable to the
Owner and cashed or proceeds
directly deposited into a bank
account

Terminal Illness Benefit	Waives withdrawal charges if primary Annuitant is terminally ill	Standard	No Charge	•Must meet timing and definitional requirements for “terminal illness”
Nursing Home Benefit	Waives withdrawal charges if primary Annuitant is confined to a nursing home	Standard	No Charge	•Applies after first Contract anniversary •Confinement must be medically necessary for 90 consecutive days
Account B Prospectus

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Automatic Dollar Cost Averaging	On a periodic basis, automatically transfers a specific amount from the Government Money Market Division into other Divisions you selected	Standard	No charge	•Cannot use with portfolio rebalancing
Systematic Withdrawal Plan	Allows for monthly payments drawn from your investment options during the accumulation phase either proportionately from your investment options or from specific investment options	Standard	No charge	•Proportionate deductions may be limited for amounts in the Guaranteed Interest Funds •Withdrawal charges may apply to amounts in excess of the free withdrawal amount •Taxes or penalties may apply
Special Withdrawal Privilege	Allows the withdrawal of 10% of Contract Value without a surrender charge	Standard	No Charge	•Contract must be at least $10,000 •Applies only after the first Contract anniversary
Portfolio Rebalancing	Automatically rebalances the Divisions you select (either monthly, quarterly, semi- annually or annually) to maintain your chosen mix of Divisions	Standard	No charge	•Ordinarily ends upon transfers from applicable Divisions •Cannot use with dollar cost averaging
Interest Sweeps	Automatically transfers interest from the GIF to any combination of Divisions	Standard	No charge	•Minimum Contract Value required for eligibility
Asset Allocation Models	Allocation models are available that comprise a combination of Divisions representing various asset classes with various levels of risk tolerance	Standard	No charge	•Only one model is available at a time •Models are “static” and therefore the Owner must make an affirmative election to change models •Available models may change in the future

1
The annual charge for the Optional Enhanced Death Benefit is expressed as a percentage of the entire benefit and varies by issue age.
2
Variable income plans continue to be assessed Base Contract Charges.
3
Some charges apply to amounts allocated to or withdrawn from the Guaranteed Interest Fund but may be calculated in a manner different than the manner applicable to other amounts.
Death Benefit
How Much is the Death Benefit?  The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.)
•
If an Annuitant dies before the Contract’s Maturity Date—and on or after his or her 75th birthday—the Death Benefit will equal the Contract Value (determined as described below).
•
If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Income Plans have their own payout benefit rules at death. (See “Income Plans.”)
•
If an Annuitant dies before the Contract’s Maturity Date—and before his or her 75th birthday—the Death Benefit will equal the greater of the following:
•
the Contract Value (determined as described immediately below); or
•
the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit by the percentage of the Contract Value withdrawn.)
When is the Death Benefit Determined? In determining the amount of the Death Benefit, the Contract Value is determined as of the date we receive proof of the Annuitant’s death at our Home Office. If we receive proof of death before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the
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units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session. The values in any Guaranteed Account are determined in the same manner as are the values in the Separate Account Divisions; i.e., based on the time we receive the appropriate paperwork.
Guaranteed Minimum Death Benefit Examples
Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):
	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500
Example: John Doe was the Owner of a Contract. John dies before the Contract Maturity Date and after his 75th birthday. Upon his death, the Company pays the Contract Value to his wife Jane, his designated beneficiary.
John Doe was the Owner of a Contract. John dies before the Contract Maturity Date and before his 75th birthday. Upon his death, the Company pays the greater of the Contract Value or Purchase Payments less any adjustments for each withdrawal to his wife Jane, his designated beneficiary.
John Doe was the Owner of a Contract. John dies after the Contract Maturity Date. Since the Contract has matured, no death benefits are payable through the Contract. If John settled the funds from the Contract to an Income Plan, a death benefit may be payable based on the Income Plan chosen.
An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.
Example: John Doe was the Owner of a Contract and had elected to add the optional enhanced death benefit (“EDB”) to his Contract for an additional charge. John dies before the Contract Maturity Date, after one year of owning the Contract and before his 80th birthday. Upon his death, the Company pays the greatest of the Contract Value, Purchase Payments less any adjustments for each withdrawal, or the EDB on the most recent anniversary plus payments and less any adjustments for withdrawals since the prior anniversary to his wife Jane, his designated beneficiary.
John Doe was the Owner of a Contract and had elected to add the optional enhanced death benefit (“EDB”) to his Contract for an additional charge. John dies before the Contract Maturity Date and after his 80th birthday. Upon his death, the Company pays the greater of the Contract Value or the EDB on the anniversary immediately prior to his 80th birthday plus payments and less any adjustments for withdrawals since that anniversary to his wife Jane, his designated beneficiary.
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Enhanced Death Benefit Examples
Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):
Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000
Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):
Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2024–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2025–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2025–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)
How is the Death Benefit Distributed? If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant. As a matter of current practice, the Contract continues in force, subject to limitations under federal and/or state law. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues in force, we will set the Contract Value at an amount equal to the Death Benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Government Money Market Division and the Beneficiary (now, the new Owner) may transfer it to the Divisions chosen by such Beneficiary/Owner or to a Guaranteed Account (if available)—transfers to a GIF 8 in this circumstance are allowed only if no funds were invested in the GIF 8 on the death of the Annuitant." [New]: "Beneficiary/Owner. Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal.
If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner.
If an Owner is the Annuitant and, during his or her life, elected an Income Plan (see “Income Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect an Income Plan for a Beneficiary, the Beneficiary may elect to:
•
continue the Contract (as described above),
•
receive the Death Benefit under an Income Plan, subject to limitations under federal and/or state law, or
•
receive the Death Benefit as a lump sum check.
In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”). If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check. Generally, amounts distributed as the Death Benefit are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
Income Plans
Generally If you decide to begin receiving Annuity Payments from your Contract, you may choose either: (1) monthly payments for a specified period (guaranteed only for contracts issued before May 1, 2013), or (2) monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner, or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable
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state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. While no charges are assessed on fixed income plans, we will continue to assess Base Contract Charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Income Plan be invested. Fixed income plans describe in the Contract or otherwise offered by the Company include income plans with a guaranteed income amount or income amount that changes annually based on the company’s declared rate. If you select a fixed income plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. We may make a Withdrawal Charge in determining the withdrawal value. (See “Withdrawal Charges.”) Amounts transferred to our General Account would also include the value of any amounts allocated to any Guaranteed Account, plus credited interest, less any withdrawals you have made and any applicable MVA.
A variable income plan means that the amount representing the actuarial liability under the variable income plan will continue to be invested in one or more of the investment choices you select. Transfers made between investment options during pay-out cannot: (1) exceed 12 transfers per year, (2) transfer into and then out of the same fund within 14 days, if the transfer is $10,000 or more, and (3) transfer into and then out of the same fund within 30 days, if the transfer is in excess of 1% of the underlying fund’s total assets. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a variable income plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A fixed income plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”
The annuitization period begins when you start receiving a stream of periodic annuity payments under your Contract on the date you select. For Income Plans, the earliest possible annuity commencement date is immediately after we issue your Contract. The latest possible annuity commencement date is the Maturity Date (i.e., the date you must annuitize or take the lump sum). Under Contracts currently offered, on the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a variable income plan with payments certain for ten years, using your investment choices then in effect. In addition, upon the Maturity Date, expiration of a Guaranteed Period, or when you elect a variable income plan, any amounts in a Guaranteed
Account will be transferred to the Government Money Market Portfolio unless you instruct us otherwise.
Example: John Doe was the Owner of a Contract and had elected a single life income plan for a ten-year certain period. John dies before the ten-year certain period is over and his wife Jane, his beneficiary, continues to receive income payments for the remainder of the certain period. After the ten-year certain period, no income payments are payable to Jane, his beneficiary.
Description of Variable Income Plans The following variable income plans are available:
1. Period Certain (sometimes referred to as Installment Income for a Specified Period). An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year (guaranteed only for contracts issued before May 1, 2013).
2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period). An annuity payable monthly until the payee’s death, or until the expiration of a selected period certain, whichever is later. You may select a period certain of either 10 or 20 years, or you may choose a plan with no period certain. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary. Where no period certain was selected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid.
3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period). An annuity payable monthly for a period certain of 10 years and thereafter during the joint lifetime of two Joint Annuitants. On the death of either Joint Annuitant, payments continue for the remainder of the 10 years period certain or the remaining lifetime of the survivor, whichever is longer.
We may, subject to applicable state law, limit the election of a variable income plan to one that results in an initial payment of at least $20. A variable income plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish variable income plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans. Amounts (or portions thereof) payable under a variable income plan with a period certain may be redeemed after we have a request for redemption in good order at the Home Office. Where no period certain was selected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid.
After the effective date of an Income Plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first Annuity Payment under the new plan on the basis of the particular plan selected, the
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Annuity Payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between Income Plans, subject to such limitations we may reasonably determine. If you are in an Income Plan involving a life contingency (i.e., Plans 2 or 3), you will not be able to withdraw any Contract Value after the annuity commencement date. We will not permit a transfer to an Income Plan that involves a different life contingency. Income Plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.
Amount of Annuity Payments We will determine the amount of the first Annuity Payment on the basis of the particular variable income plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the variable income plan involves life contingencies. The first payment will be lower if the variable income plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulation Units become Class B Annuity Units on the Maturity Date.
Assumed Investment Rate The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 ½%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.
Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular variable income plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.
Additional Features and Services
Reinvestment of Redemptions  In special limited circumstances, we will allow Purchase Payments to be made without the deduction of a sales load (or with a refund of a Withdrawal Charge) for those Contract Owners who make a Purchase Payment in connection with a request to void a redemption made within 60 days (or whatever period that may be required under applicable state law) of our receipt of the redemption request. Such Purchase Payments and the amount of any Withdrawal Charge deducted upon redemption will be reinvested at the accumulation unit value next determined for each investment option after our receipt of the signed request for reinvestment in good order at our Home Office. Purchase Payments will be applied to the same investment option(s) from which the initial redemption(s) were made. We will not process a request for reinvestment where redemption proceeds were paid by check made payable to the Contract Owner and such check was cashed, where the redemption proceeds are directly deposited to a checking or savings account, or if the time between the distribution and the request for reinvestment crosses a contract anniversary. Similarly, we may refuse to process requests for reinvestment where it is not administratively feasible. Decisions regarding requests for reinvestment will take into consideration differences in costs and services and will not be unfairly discriminatory. For further information, contact your Financial Representative.
Example: John Doe has a back-load Contract and decides to withdraw $2,000. The accumulation value of his contract at the time of the withdrawal request was $25,000. After the withdrawal, John’s contract had a value of $23,000 and he received $1,880 in proceeds. John receives his requested withdrawal amount after deducting $120, which is the Withdrawal Charge (6% in years 1-3) applied to the amount withdrawn ($2,000 x 0.06 = $120). Forty-five days later, John requests to void his previous redemption request. At the time of this request, John’s contract has decreased in value due to the investment experience of the Divisions and was worth $22,000. The Company refunds the amount withdrawn as well as the Withdrawal Charge ($2,000 total) increasing the Contract Value to $24,000.
Terminal Illness Benefit Withdrawal charges are waived if the Primary Annuitant is terminally ill (as defined in the Terminal Illness Benefit Rider) and has a life expectancy of 12 months or less (or whatever period that may be required under applicable state law). No withdrawal charge will be waived if the determination of terminal illness is made before the Contract was issued. No Purchase Payments may be made to the Contract once proof of terminal illness is provided to the Company. Whether by Contract or Company practice, we are extending this benefit to terminal injury as well, effective May 1, 2013.
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Example: John Does is the Owner of a back-load Contract and after one year of owning the Contract, he becomes terminally ill with a life expectancy of 12 months. John requests to take a withdrawal that would have normally been subject to a Withdrawal Charge of 6%. In that instance, if he satisfies the conditions of the rider, the Company would not impose that Withdrawal Charge that would have otherwise applied to that withdrawal.
Nursing Home Benefit Withdrawal charges are waived after the first Contract anniversary if the Primary Annuitant’s confinement is medically necessary for at least 90 consecutive days (or whatever period that may be required under applicable state law) on a 24 hour per day basis in a licensed nursing facility or hospital (as defined in the Nursing Home Benefit Rider). No withdrawal charge will be waived if the confinement began before the Contract was issued. No Purchase Payments may be made to the Contract once proof of confinement is provided to the Company. A request for waiver of withdrawal charges must be made no later than 90 days (or whatever period that may be required under applicable state law) following the date confinement ended.
The Terminal Illness and Nursing Home Benefits are not available in New York.
Example: John Doe is the Owner of a back-load Contract and after one year of owning the Contract, he becomes confined to a nursing home for 90 consecutive days. John requests to take a withdrawal that would have normally been subject to a Withdrawal Charge of 6%. In that instance, if he satisfies the conditions of the rider, the Company would not impose that Withdrawal Charge that would have otherwise applied to that withdrawal.
Automatic Dollar-Cost Averaging The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semiannual, or annual basis, specified dollar amounts from the Government Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Government Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.
Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices. You should consult your financial representative before deciding whether to elect dollar cost averaging.
Systematic Withdrawal Privilege You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate . Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected Portfolios or Guaranteed Accounts is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. We may deduct a withdrawal charge from any amount you withdraw in excess of your free withdrawal amount, and you may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.
Special Withdrawal Privilege You can withdraw 10% of the Contract’s accumulation value without a surrender charge, if the Contract has at least a $10,000 balance, beginning on the first Contract anniversary.
Portfolio Rebalancing To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue.
Only contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. A program of regular investing cannot assure a profit or protect against loss in a declining market.
Interest Sweeps  If you select this service we will automatically sweep or transfer interest from the GIF 1 to any combination of Divisions. Interest earnings can be swept monthly, quarterly, semi-annually or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.
Only Contracts with $10,000 or more in the GIF 1 are eligible. (Interest sweeps are not available for amounts in the GIF 8.) The amount and timing restrictions that ordinarily apply to transfers between the GIF 1 and the investment Divisions do not apply to interest sweeps.
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Allocation Models The Company currently makes available allocation models at no extra charge. An Owner can select only one model at a time. Each of the five models currently available is comprised of a combination of Portfolios representing various asset classes with various levels of risk tolerance ranging from conservative to very aggressive. Generally, the five models can be characterized as follows:
Conservative
This combination of Divisions has Portfolios that generally invest in a mix of mostly fixed income securities and some equity securities in order to preserve principal, provide liquidity and income to seek modest growth.

Moderately Conservative
This combination of Divisions has Portfolios that generally invest in fixed income securities and a mix of equity securities with a majority emphasis on fixed income investments in order to preserve
principal, provide liquidity and income and to seek modest growth.

Balanced
This combination of Divisions has Portfolios that generally invest in a mix of fixed income and equity securities in order to preserve principal and pursue sustained long-term growth without the
volatility of high- risk investments.

Aggressive
This combination of Divisions has Portfolios that generally invest in a mix of equity securities and some fixed income securities in order to primarily pursue long-term growth while willing to accept the volatility associated with high-risk investments.

Very Aggressive
This combination of Divisions has Portfolios that invest in almost entirely in a variety of equity securities in order to achieve higher potential growth while assuming the risks and higher volatility associated with these securities.

An Owner may only select a model which is currently available. Any investment allocations outside of an Owner’s original model must be made by the Owner, and will not be made by the Company. The Company does not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model due to performance, a change in Owner’s investment needs or for other reasons. If an Owner wishes to remove Portfolios from an Owner’s model and/or change allocations to a current model, the Owner may do so by contacting their financial representative or by calling 1-888-455-2232. There will be no automatic rebalancing to these models unless the Owner chooses the automatic rebalancing option. Please note that investment in a model does not eliminate the risk of loss and it does not protect against losses in a declining market. An Owner should consult their financial representative for more information about available allocation models and whether investment in a model is appropriate for them.
Available models may change from time to time. The Company reserves the right to modify, suspend, or terminate any asset allocation model at any time but this will not affect an Owner’s current allocation, except in limited circumstances involving a Substitution or the elimination of a Portfolio as an investment option under the Contract (see “Substitution of Portfolio Shares and Other Changes” above for more information regarding the substitution of a Portfolio). In that case, allocations in a Portfolio within a model (Original Portfolio) will be transferred to a different Portfolio if Original Portfolio becomes no longer available (e.g., a substitution, merger, liquidation), in which case the Company will send written notice in advance of such event. If an Owner is invested in a model that is no longer offered and initiates a change outside of the original model allocations, the Owner will not be able to select the original model (see “Transfers Between Divisions” above for more information about how to change portfolio allocations).
Please note that investment according to an allocation model may result in an increase in assets allocated to Portfolios managed by an investment adviser affiliated with the Company, and therefore a corresponding increase in Portfolio management fees collected by such adviser and may present a conflict of interest.
Charges
We will make the following current charge deductions:
Sales Load For the front-load Contract we deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. If the sales load does not cover distribution expenses, any shortfall will be paid from our general account. Such payments from our general account may consist of, among other things, proceeds from the Base Contract Expenses described below. For front-load contracts sold between May 1, 2000 and April 30, 2003, the sales load on cumulative purchase payments in excess of $1,000,000 is 0.5%. We base the charge on cumulative Purchase Payments we have received and the rates in the table below:
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Cumulative Purchase Payments Paid Under the Contract	Charge (as % of Purchase Payment)	Charge (as % of Amount Invested)
First $100,000	4.5%	4.5%
Next $400,000	2.0%	2.5%
Balance over $500,000	1.0%	2.25%[1]
1 This percentage assumes cumulative Purchase Payments paid under the Contract were $600,000.
Contract Fee On each Contract anniversary prior to the Maturity Date, we charge $30 for administrative expenses relating to the Contracts during the prior year. We cannot increase this charge. We will apply the charge for the Contract Fee by reducing the number of Accumulation Units credited to your Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in a Guaranteed Account as though it were an investment of the same amount in one of the Separate Account Divisions, except that no amount will be taken from a GIF 8 unless insufficient value exists in the GIF 1 and the Separate Account Divisions. We use this fee to reimburse our actual administrative expenses. We waive the Contract fee if the Contract Value on the Contract anniversary is $25,000 or more. Currently, we are also waiving the Contract fee if the Purchase Payments, less withdrawals, equal or exceed $25,000. We reserve the right to change this practice in the future. We will give prior notice.
Base Contract Charges
Nature and Amount of the Charges When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.
For the front-load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. For the back-load Contract, the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Separate Account; the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. While our Board of Trustees may increase or decrease such deductions, in no event may the deduction exceed an annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation and Annuity Units, and 0.75% for the back-load Contract Class A Accumulation and Annuity Units.
Reduction of the Charges For the back-load Contracts, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract Value is at least $25,000 and the Purchase Payment which paid for the Class B Accumulation Units has reached “Category Zero,” that is, its withdrawal charge rate is 0%. (See “Withdrawal Charges.”) As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in a Guaranteed Account. We do not convert Class A Accumulation Units back to Class B Accumulation Units even if the value of your Contract falls below $25,000. We do not convert Annuity Units from Class B to Class A.
Other Expense Risks The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.
Account B Prospectus

Withdrawal Charges (Back-Load Contacts Only)
Withdrawal Charge Rates When not waived (as described below), we assess and deduct from the withdrawn amount certain withdrawal charges if you elect to withdraw Class B Accumulation Units for cash. Such charges compensate us for expenses associated with the sales of the Contracts, including sales commissions. We base the withdrawal charge on purchase payments made according to the categories and rates in the following table:
Category	Withdrawal Charge Rate
8,7, 6	6%
5	5%
4	4%
3	3%
2	2%
1	1%
0	0%
We base the amount in each Category (i.e., the number of years remaining in a withdrawal charge period for a particular Purchase Payment) on cumulative Purchase Payments you have made and on the number of Contract anniversaries that have occurred since you made each Purchase Payment. The first $100,000 of total Purchase Payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional Purchase Payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the Contract.
For example, suppose a back-load contract has an initial Purchase Payment of $400,000 and is allocated among the Division(s) of the Separate Account. The first $100,000 begins in withdrawal charge Category Eight and the remaining $300,000 begins in withdrawal charge Category Four. The Withdrawal Charge in the first year would be not more than $18,000, i.e., 4% of $300,000 plus 6% of $100,000. Suppose no further Purchase Payments and no withdrawals during the first four years. The $100,000 that was in Category Eight at issue would have moved down one Category each Contract anniversary such that it would move to Category Four on the fourth Contract anniversary. The $300,000 that was in Category Four at issue would move to Category Zero. Suppose the Contract value on the fourth anniversary was $600,000. Because 75% of the Purchase Payments ($300,000/$400,000) are moving to Category Zero, 75% of the Contract value ($450,000) would convert to Class A Accumulation Units and 25% ($150,000) would remain as Class B Accumulation Units. For a withdrawal occurring within the next year, the first $15,000 (10% of $150,000) would be withdrawn from Class B with no withdrawal charge. The next amount withdrawn would be the Contract value attributable to Class A Accumulation Units with no Withdrawal Charge. The next $100,000 withdrawn (from Class B) would be subject to a 4% Withdrawal Charge. The Withdrawal Charge for a full withdrawal would be not more than $4,000. A withdrawal charge is not assessed on any earnings.
To illustrate withdrawal charges on partial withdrawals, consider the following example. Supposed a back-load contract has an initial Purchase Payment of $100,000. On the second contract anniversary, the owner withdraws $20,000, but because of market appreciation, the Contract value at the time of the withdrawal equals $120,000 immediately before the withdrawal. Of the total $20,000 withdrawal, the free partial withdrawal amount is $12,000 (10% of $120,000). The Withdrawal Charge on the remaining $8,000 is $480 (6% of $8,000). Now assume that on the third contract anniversary, the owner wishes to withdraw the entire account value. At that time, the contract value equals $110,000. The free partial withdrawal amount is $11,000 (10% of $110,000). On the next $92,000 [$100,000 (the amount of the purchase payments) less $8,000 (the amount on which a Withdrawal Charge has already been assessed)], the Withdrawal Charge assessed is $4,600 (5% of $92,000). On the rest of the remaining account value (i.e., $7,000), the Withdrawal Charge is $0. Because we used the $8,000 of purchase payments to determine the charge on the second anniversary, we will not use that amount again for this withdrawal.
Gross and Net Partial Withdrawals There are two general methods of requesting and processing partial withdrawals:
(1) Gross Method: Under this method, the owner specifies the amount he or she wants withdrawn from the contract. Any applicable withdrawal charge, market value adjustment, federal/state tax withholding, and/or Express Mail Delivery fee is assessed against and deducted from the dollar amount of the withdrawal specified, resulting in a check equal to the difference being sent to the owner. (For example, if the owner specifies a Gross amount of $47,500, and a 5% Withdrawal Charge applies, then $47,500 will be withdrawn from the contract, a $2,375 Withdrawal Charge ($47,500 x .05 = $2,375) will be assessed against and deducted from the withdrawal amount, resulting in a $45,125 check being sent to the owner.)

(2) Net Method: Under this method, the owner specifies the amount of the check he or she wants to receive. The amount withdrawn from the contract will be an adjusted (typically larger) amount necessary to result in the dollar amount of the check specified, following the assessment and deduction of any applicable withdrawal charge, market value adjustment,
Account B Prospectus

federal/state tax withholding, and/or Express Mail Delivery fee against and from such adjusted amount. (For example, if the owner specifies a Net amount of $47,500, and a 5% Withdrawal Charge applies, then the amount withdrawn from the contract will be the adjusted amount of $50,000, which is necessary to result in a $47,500 check being sent to the owner, following the assessment and deduction of a $2,500 withdrawal charge ($50,000 x .05 = $2,500) against and from the adjusted amount.)
Waiver of Withdrawal Charges When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving Purchase Payments received prior to the date of death to Category Zero. We will also waive the Withdrawal Charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first Contract year, in accordance with the terms of the Contract and applicable state law. You may not make Purchase Payments after we are given proof of a terminal illness or confinement.
A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. We will make no withdrawal charge when you select a variable income plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a variable income plan which is not contingent on the payee’s life (i.e., Plan 1).
For fixed income plans, the Contract provides for deduction of the Withdrawal Charge when the Income Plan is selected. By current administrative practice, so long as the Contract has been in force for at least one full year, we will waive the Withdrawal Charge if you select a fixed income plan for a period certain of 12 years or more or certain fixed income plans which involve a life contingency.
As a matter of administrative practice, which we reserve the right to change at any time in our sole discretion, we are currently waiving withdrawal charges on the greater of (i) the Contract Year “withdrawal charge free” amount or (ii) the current year Required Minimum Distributions (except for withdrawals from GIF 8) when submitted on our Required Minimum Distribution Request form.
On July 26, 2007, the Treasury and the Internal Revenue Service issued final regulations governing tax-deferred annuities subject to the provisions of Section 403(b) of the Code that, among other things, require a written plan document, nondiscrimination testing and universal availability and impose restrictions on exchanges, transfers and distributions. These rules became effective on January 1, 2009. However, the restrictions on transfers took effect on September 24, 2007. Because of the requirements of these regulations, Northwestern Mutual will not accept new tax-deferred annuity plans and will allow new purchase payments, rollovers, or transfers into, and transfers out of, its existing tax deferred annuity contracts only if certain conditions are met.
Withdrawal Charges and Our Distribution Expenses The amount of withdrawal charges we collect from the back-load Contracts as a group will depend on the volume and timing of withdrawal transactions. We are unable to determine in advance whether this amount will be greater or less than the distribution expenses we incur in connection with those Contracts, but based on the information presently available we believe it is more likely than not that distribution expenses we incur will be greater than the withdrawal charges we receive. We bear this risk for the duration of the Contracts. We will pay any excess of distribution expenses over withdrawal charges from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described above.
Special Withdrawal Charges and Rules Applicable to Guaranteed Accounts See “The Investment Options—Fixed Options” for special withdrawal charges and rules applicable to investments in the GIF 8.
Other Charges
Enhanced Death Benefit Charge On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. Except for some Contracts subject to New York law, we deduct the charge from the Divisions of the Separate Account and the Guaranteed Accounts in proportion to the amounts you have invested. (For New York front and back load Contracts issue on or after 1/16/04, the charge is deducted only from the Separate Account Divisions and not from the Guaranteed Accounts(s)).
Premium Taxes The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes generally range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.
Account B Prospectus

Portfolio Expenses and Charges The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the mutual fund prospectuses.
For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2022 in addition to any contractual fee waiver or reimbursements. It is anticipated that any such voluntary expense reimbursement and fee waiver arrangements would continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements, as well as any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.20% to a maximum of 1.11%.
Expedited Delivery Charge When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service at your request) and $15 for a wire transfer.
Federal Income Taxes
Qualified and Non-Tax Qualified Plans
We offer the Contracts for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:
1.
Individual retirement annuities pursuant to the provisions of Section 408 of the Code, including a traditional IRA established under Section 408(b), simplified employee pensions established under Section 408(j) and (k) and SIMPLE IRAs established under Section 408(p).
2.
Roth IRAs pursuant to the provisions of Section 408A of the Code.
3.
Tax-deferred annuities pursuant to the provisions of Section 403(b) of the Code for employees of public school systems and tax-exempt organizations described in Section 501(c)(3).
4.
Deferred compensation plans established pursuant to Section 457 of the Code for employees of state and local governments and tax-exempt organizations.
5.
Nontransferable annuity contracts issued in exchange for fixed dollar annuities previously issued by Northwestern Mutual or other insurance companies or as distributions of termination or death benefits from tax-qualified pension or profit-sharing plans or trusts or annuity purchase plans.
We also offer the Contracts for use in non tax-qualified situations (i.e., contributions are taxable).
Contribution Limitations and General Requirements Applicable to Contracts
Traditional IRA If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $6,500 for 2023 and the limit is indexed thereafter. The contribution limit is reduced by contributions to any Roth IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. Annual contributions are generally deductible unless the Owner or the Owner’s spouse is an “active participant” in another qualified plan during the taxable year. If the Owner is an “active participant” in a plan, the deduction phases out at an adjusted gross income (“AGI”) of between $73,000—$83,000 for single filers and between $116,000—$136,000 (indexed) for married individuals filing jointly. If the Owner is not an “active participant” in a plan but the Owner’s spouse is, the Owner’s deduction phases out at an AGI of between $218,000—$228,000 (indexed for joint filers). Federal income tax refunds can be directly deposited into an IRA, subject to contribution limits.
The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner’s other IRAs or tax qualified plans. The surviving spouse can also roll over the deceased Owner’s IRA, tax deferred Annuity or qualified plan to the spouse’s own IRA or any other plan in which the spouse participates that accepts rollovers. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversion to Roth IRAs. A nonspouse beneficiary of the deceased owner’s IRA, tax-deferred annuity or qualified plan may also roll over the proceeds to an inherited IRA in a trustee to trustee transfer, subject to annual minimum required distribution rules.
An IRA is nonforfeitable and generally cannot be transferred.
Account B Prospectus

Roth IRA If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $6,500 for 2023 and is indexed thereafter. The contribution limit is reduced by contributions to any traditional IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. The maximum contribution is phased out at an adjusted gross income (“AGI”) of between $138,000 and $153,000 for single filers, between $218,000 and $228,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible. In addition, certain declared federal disaster relief or military service provisions may supplement this information.
An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan) and employer plans may be rolled over or converted to a Roth IRA. Special valuation rules may apply to the conversion. A rollover to a Roth IRA is fully taxable but is not subject to a 10% premature withdrawal penalty.
SEP An employer can make a maximum contribution to a SEP for an eligible employee of the lesser of 25% of the employee’s compensation up to $330,000 or $66,000 (for 2023). In a SEP that permits employee contributions, the employee is allowed to contribute up to $22,500 in 2023, indexed thereafter. Employees who are age 50 or over may also make a catch up contribution of $7,500 for 2023, indexed thereafter. The employer is allowed to match the catch up contribution for any taxable year. SEP contributions are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings thereon are not includible in the employee’s gross income until distributed. The Contracts are nonforfeitable and nontransferable.
SIMPLE IRA A SIMPLE IRA can be established by an employer for any calendar year in which the employer has no more than 100 employees who each earned at least $5,000 during the preceding calendar year and the employer does not maintain another employer sponsored retirement plan. An eligible employee can elect to contribute up to $15,500 (for 2023). The employer must contribute either a matching contribution of up to 3% of the employee’s compensation or non-elective contribution of 2% of the employee’s compensation up to $330,000 (for 2023) for each employee. A catch up contribution of $3,500 for 2023 and indexed thereafter is allowed for employees who are age 50 or older. The employer is allowed to match the catch up contribution for any taxable year. Contributions and earnings thereon are not includible in the employee’s gross income until distributed. SIMPLE IRAs are exempt from the nondiscrimination, top-heavy and reporting rules applicable to qualified plans. The Contracts are nonforfeitable and nontransferable.
Tax Deferred Annuity Section 403(b) tax deferred annuities can be established for employees of Section 501(c)(3) tax exempt organizations and public educational organizations. The maximum amount that can be contributed depends upon the type(s) of contributions made to the employee’s account and the amount of your includible compensation for your most recent year of service:
Elective Deferrals Only: If there are elective employee deferrals only, the limit for 2023 is the lesser of two rules: (1) the lesser of 100% of the employee’s compensation up to $330,000 or $66,000 or (2) a flat dollar limit of $22,500, indexed thereafter. Employees age 50 or over may make an additional catch up contribution of $7,500 for 2023 and the limit is indexed thereafter.
Nonelective Contributions Only: If the only contributions are nonelective employer contributions, the maximum limit for 2023 is the lesser of 100% of compensation up to $330,000 or $66,000.
Both Employee and Employer Contributions: Employers are allowed to match employee elective deferrals, including the catch up contribution, for any taxable year or to make contributions in a form other than a match. In such a case, the total of employee and employer contributions for 2023 cannot exceed the lesser of 100% of compensation up to $330,000 or $66,000. Contributions and earnings thereon are not included in the employee’s gross income until distributed. Tax deferred annuities are nonforfeitable and nontransferable and distributions of salary reduction contributions and earnings thereon (except those held as of December 31, 1988) cannot be withdrawn prior to age 59½ except on account of severance of employment, death, disability or hardship (contributions only).
If employer contributions are made to a tax deferred annuity, it subjects the annuity to ERISA and tax rules that apply to qualified plans, including minimum coverage, nondiscrimination and spousal consent requirements. ERISA disclosure rules also apply.
On July 26, 2007, the Treasury and the Internal Revenue Service issued final regulations governing tax-deferred annuities subject to the provisions of Section 403(b) of the Code that, among other things, require a written plan document, nondiscrimination testing and universal availability and impose restrictions on exchanges, transfers and distributions. These rules became effective on January 1, 2009. However, the restrictions on transfers took effect on September 24, 2007. Because of the requirements of these regulations, Northwestern Mutual will not accept new tax-deferred annuity plans and will not allow new purchase payments, rollovers, or transfers into its existing tax-deferred annuity contracts. Transfers out of its existing tax-deferred annuity contracts can only take place if certain conditions are met.
Section 457 Plan A Section 457 deferred compensation plan can be established by a state or local government or tax-exempt organization. Contracts must be owned by a trust for the exclusive benefit of the employees and the employees’ beneficiaries in a governmental plan and by the employer (subject to claims of the employer’s general creditors) in a plan of a
Account B Prospectus

tax-exempt organization. An employee can defer under the plan the lesser of 100% of compensation up to $330,000 (indexed for 2023) or $22,500 for 2023 (indexed thereafter). The dollar limit is doubled if the employee is within 3 years of retirement. Unless the employee is within 3 years of retirement, a catch up contribution of $7,500 for 2023 and indexed thereafter is allowed for employees who are age 50 or older. Amounts deferred and earnings thereon are not includible in the employee’s gross income until they are paid or made available to the employee or the employee’s beneficiary or, in the case of a governmental plan, until they are paid.
Nontransferable Annuity Nontransferable Annuity Contracts are Contracts held in a tax-qualified plan or trust and transferred to the employee on the employee’s separation from service or death or the termination of the plan. These Contracts cannot accept additional purchase payments and must comply with the spousal consent requirements.
Non-Tax Qualified Contract There are no limitations on who can purchase a non-tax qualified annuity or the amount that can be contributed to the Contract. Contributions to non-tax qualified Contracts are not deductible. For the Contract to qualify as a non-tax qualified annuity, the Contract death proceeds must be distributed to any non-spouse beneficiary either within five years of the Owner’s death or over a period not to exceed the beneficiary’s life or life expectancy commencing within one year of the Owner’s death. The surviving spouse is not subject to any distribution requirements.
Taxation of Contract Benefits  For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code. IRAs, SEPs, SIMPLE IRAs, TDAs and Section 457 Plans and Nontransferable Annuities As a general rule, benefits received as Annuity Payments or upon death or withdrawal from these Contracts will be taxable as ordinary income when received. Where nondeductible contributions are made to individual retirement annuities and other tax-qualified plans, the Owner may exclude from income that portion of each Annuity Payment which represents the ratio of the Owner’s.
Non-qualified Contracts If the Owner of a non-tax qualified Contract elects to receive the entire value of the Contract as Annuity Payments under a variable income plan or fixed income plan, or a portion of the Contract as Annuity Payments under either Income Plan for a period of at least the Owner’s life expectancy or ten years, benefits received will be taxable as ordinary income to the extent they exceed that portion of each payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72 (the “exclusion ratio”), until the entire “investment in the contract” is recovered. Benefits received in a lump sum or as partial annuity payments that do not qualify for exclusion ratio taxation will be taxable as ordinary income to the extent they exceed the “investment in the contract.” A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract Values are considered to be withdrawn first and are taxable as ordinary income. For Contracts issued after October 21, 1988, investment gains will be determined by aggregating all non-tax qualified deferred Contracts we issue to the Owner during the same calendar year.
For taxable years beginning in 2013, part or all of the taxable benefits from and sales of non-tax qualified Contracts may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). The term “net investment income” is defined to include payments from non-tax qualified annuities and dispositions of property. You should consult a tax advisor about the impact of this new tax on distributions from your contract/policy.
One or more non-tax qualified Contracts can be wholly or partially exchanged for one or more other Annuity Contracts under Section 1035 of the Code without recognition of gain or loss. However, withdrawals taken within 6 months after a partial exchange may cause the partial exchange to be taxed as a withdrawal. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as Annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.
Premature Withdrawals A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, tax deferred annuities, nontransferable annuity contracts and nonqualified deferred annuities. The penalty tax increases to 25% for non-exempt withdrawals from SIMPLE IRAs within 2 years after the Owner first participates in the SIMPLE IRA plan. Payments which are exempt from the penalty tax include payments upon disability, after age 59½ and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions listed herein. You should consult a tax adviser with regard to exceptions from the penalty tax.
Account B Prospectus

Minimum Distribution Requirements All of the Contracts are required to satisfy some form of minimum distribution requirement. A 25% excise tax applies for each violation of these requirements (except under nonqualified Contracts). This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and prior to the date the excise tax is assessed or imposed by the IRS.
1. IRAs, SEPs, Simple IRAs, TDAs, Section 457 Plans and Nontransferable Annuities: As a general rule, the Owner of these Contracts is required to take certain distributions during the Owner’s life and the beneficiary designated by the Owner is required to take the balance of the Contract Value within certain specified periods following the Owner’s death.
The Owner must take the first required distribution by the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the Owner and an assumed beneficiary who is ten years younger. Where the beneficiary is the Owner’s spouse, as defined under federal tax law, and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date for IRAs, SEPs and Simple IRAs is April 1 of the calendar year following the calendar year the Owner attains the “applicable age”. The required beginning date for TDAs, Section 457 plans and nontransferable annuities is April 1 of the calendar year following the calendar year in which the Owner attains the “applicable age” or retires, if later. If the Owner attains (1) age 70½ before 2020, the applicable age is 70½; (2) age 72 during or after 2020 but before 2023, the applicable age is 72; (3) age 72 during or after 2023 and age 73 before 2033, the applicable age is 73; or (4) age 74 after 2032, the applicable age is 75.
Upon the death of the Owner, the Owner’s beneficiary must take distributions under one of three main rules: (1) the life expectancy rule, (2) the ten year rule, or (3) the five year rule.
(1) Life Expectancy Rule: An eligible designated beneficiary may take distributions based on the beneficiary’s life or life expectancy. An eligible designated beneficiary is the surviving spouse of the Owner, a child of the Owner who is under the age of majority (the entire balance must be distributed by December 31st of the tenth year after reaching the age of majority), a disabled or chronically ill beneficiary, or any other person who is not more than ten years younger than the Owner. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)
2) Ten Year Rule: A designated beneficiary who is not an eligible designated beneficiary is required to draw down the entire inherited interest within ten years of the Owner’s death. This applies whether or not the decedent had begun RMDs prior to the Owner’s death.
(3) Five Year Rule: A beneficiary who is not either an eligible designated beneficiary or a designated beneficiary, as defined by federal tax law, may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.
If the Owner dies on or after the required beginning date, a minimum distribution must be made for the year of death, to the extent not already paid to the Owner.
2. Spousal Exceptions: If the designated beneficiary is the Owner’s spouse, as defined under federal tax law, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date. Alternatively, if the spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the Owner’s death or, if later, by the end of the year the Owner would have attained the “applicable age”.
3. Non-spouse Transfers: A nonspouse designated beneficiary may directly roll over the death proceeds to an inherited IRA. The nonspouse designated beneficiary is then required to take distributions pursuant to the minimum distribution requirements discussed above.
4. Roth IRAs: The Owner of a Roth IRA is not required to take required minimum distributions during the Owner’s lifetime. However, after the Owner’s death, the beneficiary designated by the Owner is required to take distributions pursuant to the minimum distribution requirements discussed above.
5. Non-qualified Contracts: The Owner of a non-tax qualified Contract is not required to take required minimum distributions during the Owner’s lifetime. However, the beneficiary, other than a spousal beneficiary, is required to take minimum distributions pursuant to Section 72 of the Code after the death of the Owner.
Upon the death of the Owner, the Owner’s non-spouse beneficiary must take distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.
(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence within 12 months of the Owner’s death.
(2) Five Year Rule: A beneficiary may elect to withdraw the entire account balance over five years, completing distributions no later than 60 months after the Owner’s death.
Account B Prospectus

A surviving spouse, as defined by federal tax law, is not required by the tax law to take any distributions during his or her lifetime, and may extend deferral by electing a spousal exchange.
Mandatory Withholding Generally, eligible rollover distributions from tax-deferred annuities, nontransferable annuity contracts, and governmental Section 457 plans will be subject to mandatory 20% federal income tax withholding unless the payments are rolled over directly to an IRA or to an “eligible retirement plan” that accepts rollovers. An “eligible retirement plan” includes a plan qualified under Section 401(a) of the Code, including a 401(k) plan, profit-sharing plan, defined benefit plan, stock bonus plan, and money purchase plan; a Section 403(a) annuity plan; a Section 403(b) tax-deferred annuity; and a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, or are “required minimum distributions” because these payments are not eligible to be rolled over. Other exceptions may apply. Special rules apply to distributions that include contributions made on an after-tax basis, such as Roth and after-tax contributions.
Taxation of Northwestern Mutual
We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Charges.”)
Other Considerations
You should understand that the tax rules for annuities and qualified plans, including but not limited to Plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations, and prospective purchasers desiring to adopt an HR-10 pension or profit-sharing plan or trust should consult qualified tax counsel. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals, or state or other law. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.
Contract Owner Services
Electronic Funds Transfer (“EFT”) Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add Purchase Payments to the Division(s) within your traditional IRA, Roth IRA, SEP IRA, or non-tax qualified Contract on a regular monthly basis through payments drawn directly on your checking account. There is no charge for the EFT service.
A program of regular investing cannot assure a profit or protect against loss in a declining market.
Automatic Required Minimum Distributions (“RMD”) For IRAs, SEP Plans, SIMPLE IRA Plans, 403(b) Plans, and Nontransferable Annuities, you can arrange for annual required minimum distributions to be sent to you automatically once you turn the "applicable age". If you attain (1) age 70½ before 2020, the applicable age is 70½; (2) age 72 during or after 2020 but before 2023, the applicable age is 72; (3) age 72 during or after 2023 and age 73 before 2033, the applicable age is 73; or (4) age 74 after 2032, the applicable age is 75.
Substitution of Portfolio Shares and Other Changes When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio (or substitute a class of shares of an existing Portfolio for a different class of the same Portfolio) if the shares of the Portfolio are no longer available for investment or, in our judgment, further investment in the shares of the Portfolio is no longer appropriate. In the event we take any action to substitute another Portfolio in the future, we may make an appropriate endorsement of your Contract and take other necessary actions.
Owner Inquiries and Instructions Get up-to-date information about your Contract at your convenience with your User ID and password. Visit our website (www.northwesternmutual.com) to enroll for access to Division performance information, forms for routine service, and daily unit values for Contracts you own. Eligible Contract Owners may also set up certain
Account B Prospectus

electronic payments, transfer invested assets among Divisions and change the allocation of future contributions online, subject to our administrative procedures. For questions about your Contract or Division values, assistance with payments or distributions, or other contract changes (such as transferring among investment options, changing allocations, or obtaining Division performance information), please contact us toll-free at 1-888-455-2232.
The submission of transfer or withdrawal instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our then current procedures for Electronic Instructions. However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, or your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home Office. We reserve the right to limit, modify, suspend, or terminate the ability to make transfers via Electronic Instructions.
Householding To reduce costs, we now send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling us at 1-888-455-2232.
Additional Information
The Distributor  We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934, an investment adviser registered with the SEC, and is a member of the Financial Industry Regulatory Authority (FINRA) and SIPC. You may obtain information about SIPC, including the SIPC brochure, by contacting SIPC at 202-371-3800 or visiting its website at www.SIPC.org. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.
Under the Distribution Agreement, the Company receives all sales loads and withdrawal charges, and pays NMIS an annual fee based upon NMIS’ actual expenses for the services NMIS performs under the Distribution Agreement, including all compensation payable to its registered representatives. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.
Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.
For purchases of and additional deposits into the Contract, your registered representative receives a commission of 2.5% on the first $100,000 and 1.25% on the next $400,000 and 0.5% on amounts over $500,000, and servicing compensation of 0.15% annually. There is also a bonus program that rewards your registered representative for total annuity sales that can pay your registered representative a bonus commission rate of up to 0.75% for the sale of a variable annuity contract.
NMIS and the Northwestern Mutual Wealth Management Company (“NMWMC”) use a system referred to as a “grid” for paying registered representatives commissions and fees for the sale or servicing of other investments such as mutual funds in brokerage accounts or advisory accounts. The higher level of overall commissions or fees for investments that your registered representative is responsible for generating, the higher percentage of commissions or fees they receive, which in turn lowers the percentage of fees or commissions retained by NMIS or NMWMC; those breakpoints and percentages are what is referred to as the grid. The grid payout percentages range between 35% and 95% payable to the registered representative, depending on the level of sales or fees generated by that registered representative during the previous year. Therefore, a registered representative’s current year grid level is set based on the registered representative’s previous year’s sales production. Sales of Contracts count towards sales production used to measure grid placement, even though commissions for Contracts are not paid out through the grid. The ability to improve grid placement in the following year provides an incentive for your registered representative to sell the Contract.
Account B Prospectus

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as additional bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products can qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts help registered representatives and/or their managers qualify for such compensation and benefits.
NMIS does not pay its registered representatives any portion of the 12b-1 fees related to mutual funds held in certain accounts with assets under $50,000. Because a registered representative may receive ongoing compensation on a sale of a Contract below $50,000, but will not receive ongoing compensation on mutual fund investments below that amount, a registered representative has an incentive to recommend the Contract for purchases below $50,000.
Certain of the Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract.
Voting Rights As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under variable income plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable income plans, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable income plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received, as well as shares of the fund that the insurer itself owns, in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.
We may, if required by state insurance regulations, disregard voting instructions which would require shares to be voted for a change in the sub-classification or investment objectives of a Portfolio, or to approve or disapprove an investment advisory agreement for a Portfolio. We may also disregard voting instructions that would require changes in the investment policy or investment adviser for a Portfolio, provided that we reasonably determine to take this action in accordance with applicable federal law. If we disregard voting instructions we will include a summary of the action and reasons therefore in the next annual report to Contract Owners.
Dividends This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a variable income plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except, possibly, on certain fixed installment plans.
We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.
For the back-load Contracts we reduce expense charges by converting Class B Accumulation Units to Class A Accumulation Units on larger, older Contracts. (See “Base Contract Charges.”) The Contracts issued prior to March 31, 2000, do not include this conversion feature, and we currently pay dividends on some of those Contracts. (See “Dividends for Contracts Issued Prior to March 31, 2000.”)
Dividends for Contracts Issued Prior to March 31, 2000 During the year 2023 we are paying dividends on approximately 57% of the in force variable annuity contracts we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract Value which is defined as the value of the Accumulation Units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Account. Dividends on these variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience
Account B Prospectus

is generated primarily by older and/or larger Contracts, which have a mortality and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract Value of less than $25,000. Approximately 90% of those with a value above $25,000 will receive dividends. The expected dividend payout for the year 2023 represents about 0.70% of the average variable Contract Value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific Contract is about 4.54%.
We credit any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash. In the case of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code, dividends cannot be paid in cash but must be applied as Net Purchase Payments under the Contract.
Internal Annuity Exchanges As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for front-load or back-load Contracts without paying a second charge for sales expenses. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.
In general, amounts exchanged from a Contract with a withdrawal charge to a new back-load Contract are not assessed a withdrawal charge when the exchange is effected; rather, premium payments are placed in the same withdrawal charge category under the new back-load Contract as they were before the exchange (any appreciation attributable to the premium payments is not subject to withdrawal charges). A similar rule applies to amounts exchanged from a front-load Contract to a new back-load Contract (i.e., no withdrawal charge or sales load will be charged on premium payments and any appreciation attributable thereto that are exchanged into a new back-load Contract) and to amounts exchanged from a front-load Contract to a new front-load Contract (i.e., no second front-load will be charged on amounts exchanged from an existing front-load Contract to a new front-load Contract). We may also allow internal exchanges on back-load Contracts when (i) there are no applicable withdrawal charges on the Contract being exchanged, and (ii) the exchange involves a rollover from a qualified plan to an IRA or another qualified plan or a consolidation into an existing or new front-load Contract. Fixed annuity contracts, which are not described in this prospectus, are available in exchange for the Contracts on a comparable basis.
Speculative Investing Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.
Abandoned Property Requirements Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 888-455-2232 to make such changes.
Legal Proceedings Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.
Account B Prospectus

Appendix A—Portfolios Available under Your Contract
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com. In addition to the Portfolios listed below, the Contract also offers fixed options (see “Other Benefits Available Under the Contract - Fixed Options” above), subject to restrictions, which can earn interest for specified periods at declared rates.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
				1 Year	5 Year	10 year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc	0.43%	-38.70%	4.86%	9.75%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.62%[1]	-27.83%	7.95%	12.77%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.44%[1]	-18.88%	8.95%	10.81%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/Fiduciary Management, Inc.	0.74%[1]	-13.78%	5.99%	10.06%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.20%[1]	-18.28%	9.20%	12.32%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.75%[1]	-0.34%	7.95%	10.36%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	0.50%[1]	-2.99%	7.08%	10.87%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.57%[1]	-3.22%	7.16%	9.81%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.53%[1]	-23.77%	5.35%	8.00%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.25%[1]	-13.26%	6.44%	10.49%
Long-term growth of capital; current incomes is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.72%[1]	-1.15%	6.88%	11.17%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.56%	-28.49%	3.55%	9.40%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.28%	-16.37%	5.51%	10.42%
Account B Prospectus

Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
				1 Year	5 Year	10 year
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc.	0.91%[1]	-18.53%	3.77%	8.30%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.62%	-23.13%	4.67%	5.90%
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.75%[1]	-17.16%	3.13%	4.96%
Long-term growth of capital and income	International Equity Portfolio[2]	MSA/Dodge & Cox	0.69%	-6.83%	-1.94%	2.13%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.90%[1]	-25.28%	-1.21%	0.24%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio[2]	MSA/BlackRock Advisors, LLC	0.33%[1]	1.36%	1.03%	0.60%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.38%	-4.52%	1.03%	0.98%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.32%[1]	-13.33%	0.16%	1.11%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.98%[1]	-29.53%	-2.80%	0.04%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Protection Portfolio[2]	MSA/American Century Investment Management, Inc.	0.55%[1]	-12.96%	1.54%	0.79%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.45%	-11.33%	2.18%	3.72%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.72%[1]	-15.39%	0.20%	1.91%
Realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	Balanced Portfolio[2]	MSA	0.50%[1]	-14.14%	3.41%	5.25%
Realize as high a level of total return as is consistent with reasonable investment risk	Asset Allocation Portfolio[2]	MSA	0.58%[1]	-14.83%	4.21%	6.40%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[2]	Fidelity Management & Research Company LLC (FMR)[4]	0.61%	-14.74%	5.95%	9.96%
Long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio – Initial Class[2]	Fidelity Management & Research Company/FMR Co., Inc.[4]	0.60%	-26.31%	8.66%	11.43%
Account B Prospectus

Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
				1 Year	5 Year	10 year
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolios’s environmental, social and governance criteria	Sustainable Equity Portfolio[2]	Neuberger Berman Investment Advisers LLC	0.93%	-18.45%	7.40%	10.89%
Long-term growth of capital	U.S. Strategic Equity Fund[6]	Russell Investment Management LLC (RIM)[7]	0.96%	-20.86%	6.79%	10.79%
Long-term growth of capital	U.S. Small Cap Equity Fund[6]	RIM[7]	1.11%[1]	-15.96%	5.24%	8.85%
Current income and long- term growth of capital	Global Real Estate Securities Fund[6]	RIM[7]	0.91%	-26.77%	0.26%	3.36%
Long-term growth of capital	International Developed Markets Fund[6]	RIM[7]	1.03%[1]	-13.04%	0.96%	4.43%
Provide total return	Strategic Bond Fund[6]	RIM[7]	0.67%	-14.28%	-0.23%	0.94%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[6]	RIM[7]	0.83%[1]	-15.65%	0.77%	3.08%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[6]	RIM[7]	0.91%[1]	-16.35%	2.01%	4.48%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Growth Strategy Fund[6]	RIM[7]	0.97%[1]	-17.20%	2.99%	5.57%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund[6]	RIM[7]	0.99%[1]	-17.68%	3.00%	6.05%
Total return	Commodity Return Strategy Portfolio – Class 2[8]	Credit Suisse Asset Management, LLC	0.77%	16.34%	N/A	N/A
1
This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
2
A series of Northwestern Mutual Series Fund, Inc., for which MSA, our wholly-owned company, serves as investment adviser.
3
The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products Fund III and the Variable Insurance Products Fund II, respectively.
4
The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.
5
A series of Neuberger Berman Advisers Management Trust.
6
A series of Russell Investment Funds.
7
Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.
8
A series of Credit Suisse Trust.
Account B Prospectus

Appendix B—Prior Contracts
To the extent not otherwise described below, or specifically described elsewhere in this prospectus, the material features of prior series of these Contracts are consistent with the current series of Contracts as described in this prospectus.
FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM		QQ
		Front Load Contract (LL)	Back Load Contract (MM)	Front Load Contract	Back Load Contract
Dates Offered (Subject to State Approval)	11/1/1968 - 12/16/1981	12/17/1981 - 3/30/1995	12/17/1981 - 3/30/1995	3/31/1995 - 3/30/2000	3/31/1995 - 3/30/2000
Front Load	Cumulative purchase payments for the contract year are subject to the following front-end loads: •8% first $5,000 •4% next $20,000 •2% next $75,000 •1% on amounts over $100,000	Cumulative purchase payments are subject to the following front- end loads: •3.00% first $25,000 •2.00% next $75,000 •1.00% next $100,000	Not Applicable	Cumulative purchase payments are subject to the following front- end loads: •4.00% first $100,000 •2.00% next $400,000 •1.00% next $500,000 •0.50% on amounts over $1,000,000	Not Applicable
Account B Prospectus

FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM		QQ
		Front Load Contract (LL)	Back Load Contract (MM)	Front Load Contract	Back Load Contract
Withdrawal Charge (Back Load)	Not Applicable	Not Applicable
Cumulative
purchase
payments are
subject to the
following
withdrawal
charges:
•8% of the first
$25,000
•4% of the next
$75,000
•2% on amounts
over $100,000

On each
anniversary,
the charge
reduces 1%.
Withdrawal
charges are
waived as
described in
the prospectus
(See “Waiver
of Withdrawal
Charges”)
except that
such charges
will be waived
if proceeds are
settled under a
fixed life
income plan on
or after the
10th contract
anniversary, or
if proceeds are
settled
anytime under
a variable life
income or
period certain
income plan
for a period of
5 or more
years.
Not Applicable
Cumulative
purchase
payments are
subject to the
following
withdrawal
charges:
•8.00% of the
first $100,000
•4.00% of the
next $400,000
•2.00% on the
next $500,000
•1.00% on
amounts over
$1,000,000

On each
anniversary,
the charge
reduces 1%.
Waiver of
withdrawal
charges is
consistent with
current series.

Annual Mortality Rate/ Annuity Rate & Expense Guarantee Charge (Applied daily against the unit value of each variable investment division.)	Accumulation Units: Maximum: 1% Current: 0.75%	Accumulation Units: Maximum: 1.00% Current: 0.75%	Accumulation Units: Maximum: 1.50% Current: 1.25%	Accumulation Units: Maximum: 0.75% Current: 0.40% Annuity Units: Maximum: 0.75% Current: 0.00%	Accumulation Units: Maximum: 1.50% Current: 1.25% Annuity Units: Maximum: 1.50% Current: 1.25%
Annual Contract Fee	None	The contract fee is lesser of $30 or 1% of accumulation value at the anniversary, but it is waived in a manner consistent with the current series.		The contract fee is consistent with the current series.
Account B Prospectus

FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM		QQ
		Front Load Contract (LL)	Back Load Contract (MM)	Front Load Contract	Back Load Contract
Amount of the Death Benefit
Annuitant Dies on or After 75th birthday:
The payment at death will be the value of the Accumulation Units determined as of the close of business on the valuation date on which proof of death is received in the Home Office, or if later the date on which a method of payment is elected.

Annuitant Dies Before 75th birthday:
The payment at death will not be less than the total considerations, excluding those for the Disability Waiver of Consideration Benefit, paid under the contract; less any amounts returned in a surrender of a portion of the Accumulation Value.

Annuitant Dies on or After 75th
birthday:
The payment at death will be the
Accumulation Value of the contract
determined on the Valuation Date on
which proof of death is received in
the Home Office, or if later the date
on which a method of payment is
elected.

Annuitant Dies Before 75th birthday:
The death benefit will not be less
than the total Purchase Payments
paid under the contract, less any
amounts withdrawn under the
contract

Distribution of the Death Benefit
Upon receipt in the Home Office of satisfactory proof of the death of the Annuitant before the maturity date payment of the death benefit will be paid to the beneficiary. The Owner may name or change a beneficiary while the Annuitant is living; or during the first 60 days after the death of the Annuitant, if the Annuitant was not the Owner immediately prior to the Annuitant’s death. A change made during this 60 days cannot be revoked. If the Owner is the Annuitant and dies before the Contract’s Maturity Date, each beneficiary may elect to continue his or her respective portion of the death proceeds to a new (current series) Contract through an internal exchange. If the Owner is not the Annuitant and the Annuitant dies before the maturity
Date, the Death Benefit becomes payable to the Owner; however, if the Owner and the Beneficiary are the same, the Owner may elect to exchange the death proceeds to a new (current series) Contract through an internal exchange, or elect any other settlement choice available.

Withdrawal Charge Free Amount	Not Applicable	LL Series: There is no “withdrawal charge free” amount.
MM Series
issued before
1991:
By Company
practice, a
“withdrawal
charge free”
amount is
available under a
Contract if the
Contract Value is
at least $10,000
on the Contract
anniversary
preceding the
withdrawal, up
to 10% of the
Accumulation
Value on the last
Contract
anniversary.
Not Applicable
By Company
practice, a
“withdrawal
charge free”
amount is
available under a
Contract if the
Contract Value is
at least $10,000
on the Contract
anniversary
preceding the
withdrawal, up
to 10% of the
Accumulation
Value on the last
Contract
anniversary.

Waiver of Withdrawal Charge on Income Plans	Not Applicable	LL Series Not Applicable	MM Series There is no withdrawal charge on benefits paid under a fixed life income plan that takes effect on or after the tenth anniversary of the contract.	Not Applicable	The waiver of withdrawal charge on Income Plans is consistent with the current series.

FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM	QQ
			Front Load Contract	Back Load Contract
Maximum Maturity Age	By Company practice, and as state law allows, the maximum maturity age is stated in your contract.
Account B Prospectus

FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM	QQ
			Front Load Contract	Back Load Contract
Fixed Options
The rates, Income Plans, transfer restrictions, and other features of the Fixed Options vary from series to series and state to state. See your Contract and any Contract amendment for details. You may not invest in any fixed option unless your Contract provides for a fixed investment option or if your Contract contains an amendment dated before January 1, 2013 providing for such a fixed investment option.

Expense Examples for Prior Contracts
The following Examples apply to contracts previously issued by the Company and are calculated under the same assumptions as the Examples for the current Contract. (See “Examples”). Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:
JJ/KK Series Contracts Issued Prior to December 17, 1981

	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$4,479	$9,184	$14,148	$27,790
If you annuitize at the end of the applicable time period:	$4,479	$9,184	$14,148	$27,790
If you do not surrender your Contract:	$4,479	$9,184	$14,148	$27,790

LL/MM Series Contracts Issued After December 16, 1981 and Prior to March 31, 1995
LL Series Front-Load Contracts

	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$4,234	$8,951	$13,928	$27,604
If you annuitize at the end of the applicable time period:	$4,234	$8,951	$13,928	$27,604
If you do not surrender your Contract:	$4,234	$8,951	$13,928	$27,604

MM Series Back Load Contracts

	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$7,542	$11,388	$15,496	$30,986
If you annuitize at the end of the applicable time period:	$2,542	$8,388	$14,496	$30,986
If you do not surrender your Contract:	$2,542	$8,388	$14,496	$30,986

QQ Series Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000
Front-Load Contract with the Enhanced Death Benefit

	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$5,707	$9,852	$14,247	$26,427
If you annuitize at the end of the applicable time period:	$5,707	$9,852	$14,247	$26,427
Account B Prospectus

	1 year	3 years	5 years	10 years
If you do not surrender your Contract:	$5,707	$9,852	$14,247	$26,427

Back-Load Contract with the Enhanced Death Benefit

	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$10,542	$14,388	$18,496	$30,986
If you annuitize at the end of the applicable time period:	$2,542	$8,388	$14,496	$30,986
If you do not surrender your Contract:	$2,542	$8,388	$14,496	$30,986
Account B Prospectus

Appendix C–State Variations
This Appendix contains important state-specific variations for Contracts issued in the states as noted below. The prospectus provides a general description of the Contract (and any endorsements) but your state of issue may provide different features from, and impose different costs than, those described in the body of the prospectus. Please see your Contract for specific details.
State	Policy Feature/Benefit/Cost	Variation
Alabama	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Alaska	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Arizona	Right to Return	If the Contract is replacing an existing annuity contract, or if the Owner is sixty-five (65) years of age or older on the issue date, it may be returned within thirty (30) days after it was received.
California	Right to Return	If the Owner is sixty (60) years of age or older on the issue date, the Contract may be returned within thirty (30) days after it was received.
Colorado	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Connecticut	Right to Return	The amount of the refund will be the amount of the Purchase Payments paid.
Florida	Right to Return
The Contract may be returned within twenty-one (21) days after it was received. The amount of the refund will be the cash surrender value provided in the Contract plus any fees or charges deducted from the premiums.

Maturity Benefit
The Maturity Date may be changed upon request. The Contract may be annuitized at any time after twelve (12) months following the issue date.
The latest Maturity Date is the Contract anniversary nearest the
Annuitant’s 98th birthday.

	Deferment of Benefit Payments	If payment of contract values of the Separate Account Divisions is deferred, interest will be paid at an annual effective interest rate in accordance with Florida law.
Georgia	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Hawaii	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Idaho	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Illinois	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Indiana	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Iowa	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Kentucky	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Louisiana	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Maine	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Account B Prospectus

Maryland	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Massachusetts	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Michigan	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Minnesota	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Mississippi	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Missouri	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Montana	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Nebraska	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Nevada	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
New Hampshire	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
New Jersey	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
New Mexico	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
New York	Guaranteed Accounts	The Guaranteed Accounts are not available for investment.
	Income Plans	For back-load Contracts, the minimum monthly payment under an income payment plan must be at least $20.
	Maturity Benefit	The latest Maturity Date is the contract anniversary nearest the Annuitant’s 98th birthday.
	Misstatements	For front-load Contracts, if the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Termination of Contract
For back-load Contracts, the Company may terminate the Contract and pay the Owner the Accumulation Value of the Contract with no further obligations if, prior to the Maturity Date, no Purchase Payments have been paid for three (3) full years and both the Accumulation Value of the
Contract and the total Purchase Payments paid (less withdrawals) are each less than the minimum Accumulation Value required.

North Carolina	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
North Dakota	Right to Return	The Contract may be returned within twenty (20) days after it was received.
Ohio	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Oklahoma	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Account B Prospectus

Oregon	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Pennsylvania	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Rhode Island	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
South Carolina	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
South Dakota	Incontestability	While the Contract is contestable, the Company may rescind the Contract or deny a claim under the Disability Waiver of Purchase Payment Benefit on the basis of a misstatement in the application.
Tennessee	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Texas	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Utah	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Vermont	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Virginia	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Washington	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
West Virginia	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Wisconsin	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Wyoming	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Account B Prospectus

Additional Information
Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.nmprospectus.com. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will notify you by mail that reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest are available online. More information about the Contract and NML Variable Annuity Account B (the “Separate Account”) is included in the SAI dated May 1, 2023. The SAI is incorporated by reference in this prospectus and is available free of charge at www.nmprospectus.com.
To receive a copy of the SAI, send a written request to Northwestern Mutual, Risk Products Department, Room T10, 720 East Wisconsin Avenue, Milwaukee, WI 53202. You can also request a copy of the SAI by calling us at (866) 910-1232 free of charge.
Information about the Separate Account (including the SAI) is available on the SEC’s internet site at www.sec.gov, or may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Edgar Contract Identifier: C000000098
Account B Prospectus

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2023
FLEXIBLE PAYMENT VARIABLE ANNUITY
An individual flexible payment Variable Annuity Contract (the “Contract”) for:

Individual Retirement Annuities (“IRAs”)
Roth IRAs
Simple IRAs
Simplified Employee Pension Plan IRAs
457 Deferred Compensation Plan Annuities
Tax Deferred Annuities
Non-Transferable Annuities
Non-Tax Qualified Annuities
Issued by The Northwestern Mutual Life Insurance Company
and
NML Variable Annuity Account B

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Risk Products Department, Room T22, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888-455-2232, or visiting the website www.northwesternmutual.com.

DISTRIBUTION OF THE CONTRACTS
The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
NMIS is the principal underwriter of the Contracts for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers.
Year	Amount
2022	$61,848,059
2021	$70,339,012
2020	$63,677,457
NMIS also provides certain services related to the administration of certain income plans under the Policies. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services under an administrative services contract with us.
DETERMINATION OF ANNUITY PAYMENTS
The following discussion of the method for determining the amount of monthly annuity payments under a variable income plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Income Plans,” including “Description of Variable Income Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; and “Deductions.”
Amount of Annuity Payments The amount of the first annuity payment under a variable Income Plan will be determined on the basis of the particular Income Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Income Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 2012 Individual Annuity Mortality Period Table with 125% of Projection Scale G2, a 5.00% load, and an age adjustment. For currently-issued contracts (“RR series”), the Company may offer higher initial payment rates.
Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of an Income Plan a Contract will not share in the divisible surplus of Northwestern Mutual. The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.
The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.
Annuity Unit Value The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the annuity rate tables.
Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Income Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.
(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000
(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000
(3)	Cash Value of Contract at maturity, (1) X (2)	$50,000
(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$4.90
(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$245.00
(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000
(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	163.33
The $50,000 value at maturity provides a first payment from the Balanced Division of $245.00, and payments thereafter of the varying dollar value of 163.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 163.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 163.33 multiplied by $1.501000, or $245.16.
However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to$1.499000 the succeeding monthly payment would then be 163.33 X $1.499000, or $244.83.
For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.
VALUATION OF ASSETS OF THE ACCOUNT
The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.
TRANSFERABILITY RESTRICTIONS
Ownership of a Contract purchased as a tax deferred annuity pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended (the “Code”) cannot be changed and the Contract cannot be sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual. Similar restrictions are applicable to Contracts purchased in exchange transactions by persons who have received fixed dollar policies as distributions of termination benefits from tax qualified corporate or HR 10 plans or trusts. Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.
EXPERTS
The statutory financial statements of The Northwestern Mutual Life Insurance Company as of December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022, and the financial statements of NML Variable Annuity Account B as of December 31, 2022 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 833 East Michigan Street, Suite 1200, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2022

Northwestern Mutual Variable Annuity Account B

Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and the Contract Owners of NML Variable Annuity Account B

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of NML Variable Annuity Account B indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of NML Variable Annuity Account B as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Growth Stock Division (1)	Mid Cap Value Division (1)	Select Bond Division (1)	U.S. Strategic Equity Division (1)
Focused Appreciation Division (1)	Small Cap Growth Stock Division (1)	Long-Term U.S. Government Bond Division (1)	U.S. Small Cap Equity Division (1)
Large Cap Core Stock Division (1)	Index 600 Stock Division (1)	Inflation Protection Division (1)	International Developed Markets Division (1)
Large Cap Blend Division (1)	Small Cap Value Division (1)	High Yield Bond Division (1)	Strategic Bond Division (1)
Index 500 Stock Division (1)	International Growth Division (1)	Multi-Sector Bond Division (1)	Global Real Estate Securities Division (1)
Large Company Value Division (1)	Research International Core Division (1)	Balanced Division (1)	LifePoints Moderate Strategy Division (1)
Domestic Equity Division (1)	International Equity Division (1)	Asset Allocation Division (1)	LifePoints Balanced Strategy Division (1)
Equity Income Division (1)	Emerging Markets Equity Division (1)	Fidelity VIP Mid Cap Division (1)	LifePoints Growth Strategy Division (1)
Mid Cap Growth Stock Division (1)	Government Money Market Division (1)	Fidelity VIP Contrafund Division (1)	LifePoints Equity Growth Strategy Division (1)
Index 400 Stock Division (1)	Short-Term Bond Division (1)	AMT Sustainable Equity Division (1)	Credit Suisse Trust Commodity Return Strategy Division (1)
(1) Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the years ended December 31, 2022 and 2021

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of NML Variable Annuity Account B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of NML Variable Annuity Account B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodians and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 26, 2023

We have served as the auditor of one or more of the divisions of NML Variable Annuity Account B since 1968.

Northwestern Mutual Variable Annuity Account B

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2022 (in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$245,301	$549,462	$189,904	$58,281	$2,063,999
Fidelity Variable Insurance Products Fund		-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	4	77
Total Assets	245,301	549,462	189,904	58,285	2,064,076

Liabilities:
Due to Northwestern Mutual Life Insurance Company	6	38	31	-	-
Due to Participants	993	750	1,021	115	5,258
Total Liabilities	999	788	1,052	115	5,258

Total Net Assets	$244,302	$548,674	$188,852	$58,170	$2,058,818

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$389	$224	$232	$-	$10,528
Annuity Reserves	8	7	6	3	370
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	46,331	32,207	39,953	4,502	297,143
Annuity Reserves	632	347	712	65	6,100
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	18,282	8,637	13,615	1,198	79,242
Annuity Reserves	288	138	473	-	1,218
Back Load Version
Accumulation Units (5)	62,556	30,455	53,288	4,022	238,629
Annuity Reserves	267	129	442	3	1,506
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	43,700	222,638	27,217	22,328	730,051
Annuity Reserves	545	3,217	222	344	11,291
Back Load Version
Class A Accumulation Units (7)	51,845	151,229	38,727	18,273	371,398
Class B Accumulation Units (8)	18,328	96,502	13,480	7,302	297,693
Annuity Reserves	308	1,154	144	110	3,808
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	798	1,690	340	20	9,634
Annuity Reserves	25	100	1	-	207
Total Net Assets	$244,302	$548,674	$188,852	$58,170	$2,058,818

(1) Investments, at cost	$355,864	$573,837	$210,981	$62,084	$1,408,569
Mutual Fund Shares Held	120,069	201,785	131,695	53,914	323,511
(2) Accumulation Unit Value	$7.523019	$6.761591	$6.575281	$2.123940	$17.017907
Units Outstanding	52	33	35	-	619
(3) Accumulation Unit Value	$6.517806	$6.127912	$5.696639	$1.963739	$14.495240
Units Outstanding	7,108	5,256	7,013	2,293	20,499
(4) Accumulation Unit Value	$7.618611	$7.238978	$6.656607	$2.242690	$11.201624
Units Outstanding	2,400	1,193	2,045	534	7,074
(5) Accumulation Unit Value	$6.517806	$6.127912	$5.696639	$1.963739	$14.495240
Units Outstanding	9,598	4,970	9,354	2,048	16,463
(6) Accumulation Unit Value	$2.428621	$7.099813	$2.564969	$2.208300	$3.426023
Units Outstanding	17,994	31,358	10,611	10,111	213,090
(7) Accumulation Unit Value	$2.428621	$7.099813	$2.564969	$2.208300	$3.426023
Units Outstanding	21,348	21,300	15,098	8,275	108,405
(8) Accumulation Unit Value	$6.517806	$6.127912	$5.696639	$1.963739	$14.495240
Units Outstanding	2,812	15,748	2,366	3,718	20,537
(9) Accumulation Unit Value	$2.560293	$7.312168	$2.814643	$2.260679	$3.643517
Units Outstanding	311	231	120	8	2,644

(a) Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2022 (in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$103,945	$608,124	$488,656	$348,789	$598,361
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	6	-	-	30	14
Total Assets	103,951	608,124	488,656	348,819	598,375

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	2	75	-	-
Due to Participants	111	1,608	858	1,228	1,474
Total Liabilities	111	1,610	933	1,228	1,474

Total Net Assets	$103,840	$606,514	$487,723	$347,591	$596,901

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$101	$265	$142	$800	$441
Annuity Reserves	2	8	9	79	10
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	9,976	39,467	31,726	134,438	55,385
Annuity Reserves	346	577	506	2,353	1,311
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	2,230	10,614	7,733	25,186	18,711
Annuity Reserves	235	148	170	204	262
Back Load Version
Accumulation Units (5)	6,792	33,369	23,607	91,315	45,711
Annuity Reserves	7	115	138	233	269
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	37,825	281,229	201,414	30,388	231,033
Annuity Reserves	458	5,601	4,516	296	3,789
Back Load Version
Class A Accumulation Units (7)	30,392	118,264	135,605	45,501	138,244
Class B Accumulation Units (8)	14,239	113,946	76,359	16,139	96,614
Annuity Reserves	142	698	1,545	145	927
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	1,070	2,213	4,151	514	4,153
Annuity Reserves	25	-	102	-	41
Total Net Assets	$103,840	$606,514	$487,723	$347,591	$596,901

(1) Investments, at cost	$110,340	$548,326	$479,842	$419,932	$587,274
Mutual Fund Shares Held	112,616	372,853	289,145	128,610	303,583
(2) Accumulation Unit Value	$2.227288	$3.596359	$4.300062	$13.581922	$6.794339
Units Outstanding	45	74	33	59	65
(3) Accumulation Unit Value	$2.059162	$3.230972	$3.897129	$11.567624	$6.035376
Units Outstanding	4,845	12,215	8,141	11,622	9,177
(4) Accumulation Unit Value	$2.351842	$3.873903	$4.603699	$6.894068	$7.375857
Units Outstanding	948	2,740	1,680	3,653	2,537
(5) Accumulation Unit Value	$2.059162	$3.230972	$3.897129	$11.567624	$6.035376
Units Outstanding	3,299	10,328	6,058	7,894	7,574
(6) Accumulation Unit Value	$2.315632	$3.792943	$4.515336	$2.161291	$5.689587
Units Outstanding	16,334	74,145	44,607	14,060	40,606
(7) Accumulation Unit Value	$2.315632	$3.792943	$4.515336	$2.161291	$5.689587
Units Outstanding	13,125	31,180	30,032	21,053	24,298
(8) Accumulation Unit Value	$2.059162	$3.230972	$3.897129	$11.567624	$6.035376
Units Outstanding	6,915	35,267	19,594	1,395	16,008
(9) Accumulation Unit Value	$2.370702	$3.916578	$4.650331	$2.274906	$6.052460
Units Outstanding	450	565	892	225	687

(a) Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2022 (in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$402,247	$244,225	$239,394	$280,688	$578,864
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	12	7	-	-
Total Assets	402,247	244,237	239,401	280,688	578,864

Liabilities:
Due to Northwestern Mutual Life Insurance Company	18	-	-	6	25
Due to Participants	718	617	709	650	889
Total Liabilities	736	617	709	656	914

Total Net Assets	$401,511	$243,620	$238,692	$280,032	$577,950

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$201	$183	$149	$314	$189
Annuity Reserves	14	7	10	8	6
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	21,764	23,084	17,580	23,888	24,218
Annuity Reserves	356	615	605	560	226
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	4,979	8,354	4,730	6,705	7,033
Annuity Reserves	266	27	131	98	95
Back Load Version
Accumulation Units (5)	17,002	26,070	12,084	19,910	23,786
Annuity Reserves	69	86	105	120	133
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	190,393	86,798	104,983	100,543	281,236
Annuity Reserves	2,080	1,323	1,829	1,475	3,558
Back Load Version
Class A Accumulation Units (7)	82,341	59,701	52,391	85,557	120,568
Class B Accumulation Units (8)	80,193	36,706	42,252	39,327	114,301
Annuity Reserves	796	166	518	623	915
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	1,019	484	1,283	885	1,657
Annuity Reserves	38	16	42	19	29
Total Net Assets	$401,511	$243,620	$238,692	$280,032	$577,950

(1) Investments, at cost	$395,735	$322,666	$237,951	$328,041	$528,402
Mutual Fund Shares Held	245,273	128,947	172,226	154,991	356,005
(2) Accumulation Unit Value	$5.268895	$6.494129	$2.853045	$4.887773	$2.588914
Units Outstanding	38	28	52	64	73
(3) Accumulation Unit Value	$4.775155	$5.768661	$2.637754	$4.390979	$2.325847
Units Outstanding	4,558	4,002	6,665	5,440	10,413
(4) Accumulation Unit Value	$5.640934	$7.050206	$3.012523	$5.264714	$2.788623
Units Outstanding	883	1,185	1,570	1,274	2,522
(5) Accumulation Unit Value	$4.775155	$5.768661	$2.637754	$4.390979	$2.325847
Units Outstanding	3,561	4,519	4,581	4,534	10,227
(6) Accumulation Unit Value	$5.532676	$3.162581	$2.966356	$5.154596	$2.730393
Units Outstanding	34,412	27,445	35,391	19,506	103,002
(7) Accumulation Unit Value	$5.532676	$3.162581	$2.966356	$5.154596	$2.730393
Units Outstanding	14,883	18,877	17,662	16,598	44,158
(8) Accumulation Unit Value	$4.775155	$5.768661	$2.637754	$4.390979	$2.325847
Units Outstanding	16,794	6,363	16,018	8,956	49,144
(9) Accumulation Unit Value	$5.697952	$3.182585	$3.036819	$5.322620	$2.819373
Units Outstanding	179	153	422	166	588

(a) Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2022 (in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$577,694	$991,846	$638,904	$295,055	$265,225
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	1	291
Total Assets	577,694	991,846	638,904	295,056	265,516

Liabilities:
Due to Northwestern Mutual Life Insurance Company	42	49	65	-	-
Due to Participants	833	1,970	936	975	522
Total Liabilities	875	2,019	1,001	975	522

Total Net Assets	$576,819	$989,827	$637,903	$294,081	$264,994

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$150	$647	$146	$1,525	$123
Annuity Reserves	-	49	2	4	2
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	19,440	96,952	24,249	43,965	21,580
Annuity Reserves	351	1,457	350	873	163
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	5,267	23,003	6,795	8,979	5,548
Annuity Reserves	291	306	265	203	65
Back Load Version
Accumulation Units (5)	15,968	74,381	19,605	25,488	12,871
Annuity Reserves	60	276	105	150	19
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	310,086	424,856	334,515	79,683	114,953
Annuity Reserves	3,156	5,100	3,505	379	1,518
Back Load Version
Class A Accumulation Units (7)	99,686	208,613	119,650	93,077	64,537
Class B Accumulation Units (8)	118,541	147,114	122,434	36,188	35,201
Annuity Reserves	973	1,586	1,348	522	992
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	2,733	5,437	4,830	3,027	7,346
Annuity Reserves	117	50	104	18	76
Total Net Assets	$576,819	$989,827	$637,903	$294,081	$264,994

(1) Investments, at cost	$565,510	$1,157,592	$705,545	$295,055	$280,587
Mutual Fund Shares Held	587,087	707,956	714,658	295,055	267,902
(2) Accumulation Unit Value	$1.327878	$4.424666	$1.035077	$3.377413	$1.183491
Units Outstanding	113	146	141	451	104
(3) Accumulation Unit Value	$1.227614	$3.814274	$0.957001	$2.751015	$1.094508
Units Outstanding	15,836	25,418	25,338	15,981	19,716
(4) Accumulation Unit Value	$1.402083	$3.962663	$1.093010	$1.664828	$1.249991
Units Outstanding	3,757	5,805	6,217	5,393	4,439
(5) Accumulation Unit Value	$1.227614	$3.814274	$0.957001	$2.751015	$1.094508
Units Outstanding	13,008	19,501	20,486	9,265	11,760
(6) Accumulation Unit Value	$1.380623	$1.989081	$1.076210	$1.276241	$1.230914
Units Outstanding	224,599	213,594	310,827	62,436	93,387
(7) Accumulation Unit Value	$1.380623	$1.989081	$1.076210	$1.276241	$1.230914
Units Outstanding	72,203	104,879	111,177	72,931	52,430
(8) Accumulation Unit Value	$1.227614	$3.814274	$0.957001	$2.751015	$1.094508
Units Outstanding	96,562	38,569	127,935	13,155	32,162
(9) Accumulation Unit Value	$1.413453	$2.016624	$1.101801	$1.302115	$1.260105
Units Outstanding	1,933	2,696	4,384	2,324	5,828

(a) Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2022 (in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$1,659,780	$73,207	$351,973	$448,407	$811,919
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	1,659,780	73,207	351,973	448,407	811,919

Liabilities:
Due to Northwestern Mutual Life Insurance Company	94	6	28	35	51
Due to Participants	4,289	255	836	1,112	1,910
Total Liabilities	4,383	261	864	1,147	1,961

Total Net Assets	$1,655,397	$72,946	$351,109	$447,260	$809,958

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$1,927	$38	$200	$517	$370
Annuity Reserves	53	-	-	10	7
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	122,594	5,997	21,974	34,341	45,382
Annuity Reserves	1,684	95	164	500	499
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	29,787	1,784	5,635	10,610	10,204
Annuity Reserves	285	4	30	31	451
Back Load Version
Accumulation Units (5)	91,255	3,934	14,233	33,659	32,614
Annuity Reserves	691	27	82	149	108
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	737,670	29,302	165,342	186,294	388,277
Annuity Reserves	14,367	844	2,976	3,353	6,280
Back Load Version
Class A Accumulation Units (7)	386,144	20,067	79,649	106,757	179,030
Class B Accumulation Units (8)	245,928	10,341	54,751	66,890	135,002
Annuity Reserves	5,519	38	1,190	1,526	2,543
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	17,306	475	4,748	2,611	9,111
Annuity Reserves	187	-	135	12	80
Total Net Assets	$1,655,397	$72,946	$351,109	$447,260	$809,958

(1) Investments, at cost	$1,981,316	$119,401	$383,471	$519,743	$962,961
Mutual Fund Shares Held	1,554,101	112,627	335,532	715,163	891,239
(2) Accumulation Unit Value	$16.568997	$1.595977	$1.414715	$4.774927	$1.686591
Units Outstanding	116	24	142	108	219
(3) Accumulation Unit Value	$13.493913	$1.475610	$1.308004	$4.136969	$1.559372
Units Outstanding	9,085	4,064	16,800	8,301	29,103
(4) Accumulation Unit Value	$3.119955	$1.685241	$1.493835	$4.905845	$1.780817
Units Outstanding	9,547	1,059	3,772	2,163	5,730
(5) Accumulation Unit Value	$13.493913	$1.475610	$1.308004	$4.136969	$1.559372
Units Outstanding	6,763	2,666	10,882	8,136	20,915
(6) Accumulation Unit Value	$2.254175	$1.659365	$1.470890	$3.281763	$1.753546
Units Outstanding	327,246	17,659	112,409	56,766	221,424
(7) Accumulation Unit Value	$2.254175	$1.659365	$1.470890	$3.281763	$1.753546
Units Outstanding	171,302	12,093	54,150	32,530	102,096
(8) Accumulation Unit Value	$13.493913	$1.475610	$1.308004	$4.136969	$1.559372
Units Outstanding	18,225	7,008	41,858	16,169	86,575
(9) Accumulation Unit Value	$2.307053	$1.698809	$1.505890	$3.392006	$1.795218
Units Outstanding	7,501	280	3,152	770	5,075

(a) Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2022 (in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$1,433,470	$196,733	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	381,126	659,383	-
Neuberger Berman Advisers Management Trust	-	-	-	-	345,609
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	107	11	-	-	-
Total Assets	1,433,577	196,744	381,126	659,383	345,609

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	17	16	28
Due to Participants	5,333	634	848	990	451
Total Liabilities	5,333	634	865	1,006	479

Total Net Assets	$1,428,244	$196,110	$380,261	$658,377	$345,130

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$6,186	$322	$4,985	$186	$91
Annuity Reserves	480	43	14	9	3
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	591,630	29,795	28,098	30,124	11,440
Annuity Reserves	17,593	2,083	336	589	102
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	44,084	4,691	7,591	6,227	2,719
Annuity Reserves	2,622	214	137	357	33
Back Load Version
Accumulation Units (5)	160,133	20,345	23,861	24,613	9,086
Annuity Reserves	2,563	825	286	283	33
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	227,271	44,143	144,276	313,745	173,468
Annuity Reserves	29,657	5,228	1,628	4,120	1,785
Back Load Version
Class A Accumulation Units (7)	233,855	59,809	110,648	143,244	68,565
Class B Accumulation Units (8)	101,101	26,253	56,087	131,409	77,081
Annuity Reserves	10,912	948	728	1,058	588
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	89	308	1,532	2,362	109
Annuity Reserves	68	1,103	54	51	27
Total Net Assets	$1,428,244	$196,110	$380,261	$658,377	$345,130

(1) Investments, at cost	$1,688,855	$227,118	$398,533	$637,682	$311,571
Mutual Fund Shares Held	1,185,665	194,018	11,648	17,407	12,896
(2) Accumulation Unit Value	$18.673238	$2.644395	$6.512027	$2.951353	$2.677606
Units Outstanding	331	122	766	63	34
(3) Accumulation Unit Value	$15.211922	$2.375731	$5.901591	$2.728684	$2.475672
Units Outstanding	38,893	12,541	4,761	11,040	4,621
(4) Accumulation Unit Value	$5.238598	$2.848398	$6.971796	$3.116239	$2.827436
Units Outstanding	8,415	1,647	1,089	1,998	962
(5) Accumulation Unit Value	$15.211922	$2.375731	$5.901591	$2.728684	$2.475672
Units Outstanding	10,527	8,564	4,043	9,020	3,670
(6) Accumulation Unit Value	$2.368877	$2.788908	$6.837880	$3.068579	$2.783905
Units Outstanding	95,940	15,828	21,099	102,245	62,311
(7) Accumulation Unit Value	$2.368877	$2.788908	$6.837880	$3.068579	$2.783905
Units Outstanding	98,720	21,445	16,182	46,681	24,629
(8) Accumulation Unit Value	$15.211922	$2.375731	$5.901591	$2.728684	$2.475672
Units Outstanding	6,646	11,050	9,504	48,158	31,136
(9) Accumulation Unit Value	$2.466510	$2.879844	$7.042196	$3.141458	$2.850099
Units Outstanding	36	107	217	752	38

(a) Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2022 (in thousands, except accumulation unit values)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division	Global Real Estate Securities Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	122,145	60,160	130,423	584,850	595,478
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	6	-	-	-
Total Assets	122,145	60,166	130,423	584,850	595,478

Liabilities:
Due to Northwestern Mutual Life Insurance Company	7	-	12	79	9
Due to Participants	397	590	705	1,729	1,250
Total Liabilities	404	590	717	1,808	1,259

Total Net Assets	$121,741	$59,576	$129,706	$583,042	$594,219

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$75	$52	$64	$357	$335
Annuity Reserves	10	11	5	4	6
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	9,772	6,339	10,531	31,789	33,011
Annuity Reserves	132	19	137	499	461
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	6,405	2,787	5,044	9,638	8,275
Annuity Reserves	52	9	56	117	271
Back Load Version
Accumulation Units (5)	16,269	6,561	10,568	24,781	29,038
Annuity Reserves	26	18	48	124	137
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	34,543	15,470	45,008	263,439	274,253
Annuity Reserves	884	227	434	3,676	3,178
Back Load Version
Class A Accumulation Units (7)	38,869	20,186	38,194	149,233	136,719
Class B Accumulation Units (8)	11,715	7,174	15,389	90,702	103,426
Annuity Reserves	615	260	248	2,242	1,148
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	2,301	463	3,904	6,213	3,888
Annuity Reserves	73	-	76	228	73
Total Net Assets	$121,741	$59,576	$129,706	$583,042	$594,219

(1) Investments, at cost	$128,708	$70,510	$140,361	$701,340	$696,241
Mutual Fund Shares Held	7,820	4,790	12,374	66,916	48,256
(2) Accumulation Unit Value	$2.840699	$3.731812	$1.974009	$2.061160	$4.374868
Units Outstanding	26	14	32	173	77
(3) Accumulation Unit Value	$2.523328	$3.314895	$1.753479	$1.830967	$3.886061
Units Outstanding	3,873	1,912	6,006	17,362	8,495
(4) Accumulation Unit Value	$3.083764	$4.051264	$2.143004	$2.237591	$4.749371
Units Outstanding	2,077	688	2,354	4,307	1,742
(5) Accumulation Unit Value	$2.523328	$3.314895	$1.753479	$1.830967	$3.886061
Units Outstanding	6,447	1,979	6,027	13,534	7,472
(6) Accumulation Unit Value	$2.832229	$3.370265	$1.674566	$2.172189	$4.919870
Units Outstanding	12,196	4,590	26,878	121,278	55,744
(7) Accumulation Unit Value	$2.832229	$3.370265	$1.674566	$2.172189	$4.919870
Units Outstanding	13,724	5,989	22,808	68,702	27,789
(8) Accumulation Unit Value	$2.523328	$3.314895	$1.753479	$1.830967	$3.886061
Units Outstanding	4,643	2,164	8,776	49,538	26,615
(9) Accumulation Unit Value	$3.046092	$3.590090	$1.822675	$2.212282	$4.652506
Units Outstanding	756	129	2,142	2,808	836

(a) Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2022 (in thousands, except accumulation unit values)

	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division		LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-		$-	$-		$-
Fidelity Variable Insurance Products Fund	-	-		-	-		-
Neuberger Berman Advisers Management Trust	-	-		-	-		-
Russell Investment Funds	61,014	175,328		136,157	30,193		-
Credit Suisse Trust	-	-		-	-		440,321
Due from Northwestern Mutual Life Insurance Company	4	3		3	-		-
Total Assets	61,018	175,331		136,160	30,193		440,321

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-		-	-		30
Due to Participants	180	268		142	-		705
Total Liabilities	180	268		142	-		735

Total Net Assets	$60,838	$175,063		$136,018	$30,193		$439,586

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$-	$-		$1	$-		$115
Annuity Reserves	-	-		-	-		-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	7,507	13,260		7,047	873		17,360
Annuity Reserves	338	643		4	4		197
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	1,597	2,825		773	183		3,754
Annuity Reserves	19	375		-	130		28
Back Load Version
Accumulation Units (5)	3,720	7,968		5,492	1,437		13,115
Annuity Reserves	20	121		8	10		43
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	16,974	55,046		46,982	8,774		228,142
Annuity Reserves	1,029	1,665		327	223		2,420
Back Load Version
Class A Accumulation Units (7)	20,418	56,707		36,751	9,925		77,968
Class B Accumulation Units (8)	8,811	35,413		37,944	8,633		91,579
Annuity Reserves	368	1,039		689	-		816
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	37	1		-	1		3,983
Annuity Reserves	-	-		-	-		66
Total Net Assets	$60,838	$175,063		$136,018	$30,193		$439,586

(1) Investments, at cost	$71,307	$208,377		$160,199	$35,737		$409,822
Mutual Fund Shares Held	7,212	21,460		16,686	3,916		17,950
(2) Accumulation Unit Value	$1.530280	$1.625524		$1.651351	$1.568494		$6.381862
Units Outstanding	-	-		1	-		18
(3) Accumulation Unit Value	$1.414783	$1.502842		$1.526760	$1.450150		$6.019683
Units Outstanding	5,306	8,824		4,616	602		2,884
(4) Accumulation Unit Value	$1.615819	$1.716383		$1.743754	$1.656272		$6.645716
Units Outstanding	988	1,646		444	111		565
(5) Accumulation Unit Value	$1.414783	$1.502842		$1.526760	$1.450150		$6.019683
Units Outstanding	2,629	5,302		3,597	991		2,179
(6) Accumulation Unit Value	$1.590978	$1.690076		$1.716929	$1.630840		$6.569624
Units Outstanding	10,669	32,570		27,364	5,380		34,727
(7) Accumulation Unit Value	$1.590978	$1.690076		$1.716929	$1.630840		$6.569624
Units Outstanding	12,834	33,553		21,405	6,086		11,868
(8) Accumulation Unit Value	$1.414783	$1.502842		$1.526760	$1.450150		$6.019683
Units Outstanding	6,228	23,564		24,852	5,953		15,213
(9) Accumulation Unit Value	$1.628787	$1.730220		$1.757763	$1.669590		$6.685526
Units Outstanding	23	-	(a)	-	-	(a)	595

(a) Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

For the Year Ended December 31, 2022 (in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division
Income:
Dividend income	$-	$84	$1,818	$381	$27,539
Expenses:
Mortality and expense risk charges	2,678	4,493	1,937	437	18,048
Net investment income (loss)	(2,678)	(4,409)	(119)	(56)	9,491

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	666	17,433	4,296	928	91,175
Realized gain distribution	49,663	73,247	37,311	5,143	69,972
Realized gains (losses)	50,329	90,680	41,607	6,071	161,147

Change in unrealized appreciation/(depreciation) of investments during the period	(209,367)	(305,617)	(90,474)	(16,358)	(662,481)

Net increase (decrease) in net assets resulting from operations	$(161,716)	$(219,346)	$(48,986)	$(10,343)	$(491,843)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division
Income:
Dividend income	$3,232	$10,410	$10,286	$564	$6,806
Expenses:
Mortality and expense risk charges	748	4,564	3,687	3,958	4,721
Net investment income (loss)	2,484	5,846	6,599	(3,394)	2,085

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	674	33,698	8,994	(598)	12,974
Realized gain distribution	19,101	67,993	56,039	34,479	64,309
Realized gains (losses)	19,775	101,691	65,033	33,881	77,283

Change in unrealized appreciation/(depreciation) of investments during the period	(23,393)	(132,941)	(92,960)	(150,441)	(179,817)

Net increase (decrease) in net assets resulting from operations	$(1,134)	$(25,404)	$(21,328)	$(119,954)	$(100,449)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division
Income:
Dividend income	$7,737	$-	$2,536	$801	$3,389
Expenses:
Mortality and expense risk charges	3,007	2,034	1,877	2,259	4,255
Net investment income (loss)	4,730	(2,034)	659	(1,458)	(866)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	10,149	722	4,463	(1,691)	9,941
Realized gain distribution	59,547	45,587	22,059	40,098	62,770
Realized gains (losses)	69,696	46,309	26,522	38,407	72,711

Change in unrealized appreciation/(depreciation) of investments during the period	(82,716)	(142,707)	(76,972)	(106,053)	(243,996)

Net increase (decrease) in net assets resulting from operations	$(8,290)	$(98,432)	$(49,791)	$(69,104)	$(172,151)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

For the Year Ended December 31, 2022 (in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division
Income:
Dividend income	$12,640	$24,264	$8,073	$3,983	$3,890
Expenses:
Mortality and expense risk charges	4,088	7,604	4,572	2,174	1,937
Net investment income (loss)	8,552	16,660	3,501	1,809	1,953

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,858	(19,277)	65	-	(682)
Realized gain distribution	30,264	27,172	50,649	4	581
Realized gains (losses)	34,122	7,895	50,714	4	(101)

Change in unrealized appreciation/(depreciation) of investments during the period	(161,286)	(106,645)	(255,072)	-	(17,027)

Net increase (decrease) in net assets resulting from operations	$(118,612)	$(82,090)	$(200,857)	$1,813	$(15,175)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division
Income:
Dividend income	$30,148	$1,395	$12,798	$26,453	$34,677
Expenses:
Mortality and expense risk charges	12,683	599	2,703	3,506	5,952
Net investment income (loss)	17,465	796	10,095	22,947	28,725

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(19,073)	(4,988)	(120)	(4,422)	(7,455)
Realized gain distribution	2,315	-	8,553	-	333
Realized gains (losses)	(16,758)	(4,988)	8,433	(4,422)	(7,122)

Change in unrealized appreciation/(depreciation) of investments during the period	(278,549)	(27,090)	(76,062)	(82,639)	(177,748)

Net increase (decrease) in net assets resulting from operations	$(277,842)	$(31,282)	$(57,534)	$(64,114)	$(156,145)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division
Income:
Dividend income	$57,448	$5,950	$1,984	$3,702	$1,622
Expenses:
Mortality and expense risk charges	14,918	1,695	2,932	5,145	2,661
Net investment income (loss)	42,530	4,255	(948)	(1,443)	(1,039)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,035)	(1,724)	365	8,034	9,762
Realized gain distribution	98,336	14,846	26,343	34,570	34,389
Realized gains (losses)	97,301	13,122	26,708	42,604	44,151

Change in unrealized appreciation/(depreciation) of investments during the period	(408,488)	(55,404)	(99,278)	(278,887)	(125,085)

Net increase (decrease) in net assets resulting from operations	$(268,657)	$(38,027)	$(73,518)	$(237,726)	$(81,973)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

For the Year Ended December 31, 2022 (in thousands, except accumulation unit values)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division
Income:
Dividend income	$803	$127	$-	$15,032
Expenses:
Mortality and expense risk charges	992	495	949	4,371
Net investment income (loss)	(189)	(368)	(949)	10,661

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(111)	(996)	(77)	(7,871)
Realized gain distribution	10,138	1,379	2,610	400
Realized gains (losses)	10,027	383	2,533	(7,471)

Change in unrealized appreciation/(depreciation) of investments during the period	(45,066)	(13,009)	(22,744)	(108,473)

Net increase (decrease) in net assets resulting from operations	$(35,228)	$(12,994)	$(21,160)	$(105,283)

	Global Real Estate Securities Division	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division
Income:
Dividend income	$8,200	$1,193	$3,319	$1,903
Expenses:
Mortality and expense risk charges	4,689	507	1,431	1,157
Net investment income (loss)	3,511	686	1,888	746

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5,626	(1,184)	(3,401)	(2,088)
Realized gain distribution	5,715	1,839	6,812	6,910
Realized gains (losses)	11,341	655	3,411	4,822

Change in unrealized appreciation/(depreciation) of investments during the period	(229,234)	(14,085)	(43,143)	(36,283)

Net increase (decrease) in net assets resulting from operations	$(214,382)	$(12,744)	$(37,844)	$(30,715)

	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division
Income:
Dividend income	$389	$81,996
Expenses:
Mortality and expense risk charges	249	3,507
Net investment income (loss)	140	78,489

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(270)	(21,212)
Realized gain distribution	1,598	-
Realized gains (losses)	1,328	(21,212)

Change in unrealized appreciation/(depreciation) of investments during the period	(8,346)	22,993

Net increase (decrease) in net assets resulting from operations	$(6,878)	$80,270

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands, except accumulation unit values)

	Growth Stock Division		Focused Appreciation Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(2,678)	$(3,802)	$(4,409)	$(4,627)
Net realized gains (losses)	50,329	43,806	90,680	119,629
Net change in unrealized appreciation/(depreciation)	(209,367)	19,803	(305,617)	12,154
Net increase (decrease) in net assets resulting from operations	(161,716)	59,807	(219,346)	127,156

Contract Transactions:
Contract owners’ net payments	6,518	9,482	15,908	23,174
Annuity payments	(305)	(399)	(524)	(626)
Surrenders and other (net)	(21,495)	(40,744)	(43,329)	(64,322)
Transfers from other divisions or sponsor	177,276	221,783	886,779	1,050,400
Transfers to other divisions or sponsor	(173,591)	(243,194)	(873,973)	(1,085,798)
Net increase (decrease) in net assets resulting from contract transactions	(11,597)	(53,072)	(15,139)	(77,172)

Net increase (decrease) in net assets	(173,313)	6,735	(234,485)	49,984

Net Assets:
Beginning of period	417,615	410,880	783,159	733,175
End of period	$244,302	$417,615	$548,674	$783,159

Units issued during the period	51,145	50,484	118,271	119,809
Units redeemed during the period	(51,811)	(58,223)	(120,549)	(128,928)
Net units issued (redeemed) during period	(666)	(7,739)	(2,278)	(9,119)

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(119)	$(346)	$(56)	$(65)
Net realized gains (losses)	41,607	28,584	6,071	7,035
Net change in unrealized appreciation/(depreciation)	(90,474)	24,017	(16,358)	4,603
Net increase (decrease) in net assets resulting from operations	(48,986)	52,255	(10,343)	11,573

Contract Transactions:
Contract owners’ net payments	4,110	3,976	1,346	1,498
Annuity payments	(319)	(346)	(45)	(50)
Surrenders and other (net)	(15,315)	(19,788)	(4,193)	(5,909)
Transfers from other divisions or sponsor	102,358	125,494	80,419	92,281
Transfers to other divisions or sponsor	(108,391)	(135,015)	(82,168)	(95,922)
Net increase (decrease) in net assets resulting from contract transactions	(17,557)	(25,679)	(4,641)	(8,102)

Net increase (decrease) in net assets	(66,543)	26,576	(14,984)	3,471

Net Assets:
Beginning of period	255,395	228,819	73,154	69,683
End of period	$188,852	$255,395	$58,170	$73,154

Units issued during the period	32,151	36,982	37,031	40,253
Units redeemed during the period	(35,864)	(42,155)	(39,181)	(43,819)
Net units issued (redeemed) during period	(3,713)	(5,173)	(2,150)	(3,566)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands, except accumulation unit values)

	Index 500 Stock Division		Large Company Value Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$9,491	$9,589	$2,484	$395
Net realized gains (losses)	161,147	181,747	19,775	2,869
Net change in unrealized appreciation/(depreciation)	(662,481)	388,388	(23,393)	15,592
Net increase (decrease) in net assets resulting from operations	(491,843)	579,724	(1,134)	18,856

Contract Transactions:
Contract owners’ net payments	102,792	128,329	3,536	3,260
Annuity payments	(2,566)	(2,743)	(127)	(126)
Surrenders and other (net)	(145,711)	(176,891)	(6,514)	(8,198)
Transfers from other divisions or sponsor	2,440,014	2,607,310	142,625	147,275
Transfers to other divisions or sponsor	(2,463,574)	(2,671,960)	(140,314)	(146,464)
Net increase (decrease) in net assets resulting from contract transactions	(69,045)	(115,955)	(794)	(4,253)

Net increase (decrease) in net assets	(560,888)	463,769	(1,928)	14,603

Net Assets:
Beginning of period	2,619,706	2,155,937	105,768	91,165
End of period	$2,058,818	$2,619,706	$103,840	$105,768

Units issued during the period	568,429	581,246	66,336	71,389
Units redeemed during the period	(569,864)	(587,896)	(66,801)	(73,619)
Net units issued (redeemed) during period	(1,435)	(6,650)	(465)	(2,230)

	Domestic Equity Division		Equity Income Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$5,846	$6,785	$6,599	$7,060
Net realized gains (losses)	101,691	37,160	65,033	16,070
Net change in unrealized appreciation/(depreciation)	(132,941)	81,110	(92,960)	98,677
Net increase (decrease) in net assets resulting from operations	(25,404)	125,055	(21,328)	121,807

Contract Transactions:
Contract owners’ net payments	37,868	44,075	11,282	12,605
Annuity payments	(576)	(586)	(645)	(662)
Surrenders and other (net)	(44,018)	(48,140)	(37,010)	(45,214)
Transfers from other divisions or sponsor	990,806	1,062,413	779,191	896,590
Transfers to other divisions or sponsor	(1,036,903)	(1,077,391)	(810,774)	(932,616)
Net increase (decrease) in net assets resulting from contract transactions	(52,823)	(19,629)	(57,956)	(69,297)

Net increase (decrease) in net assets	(78,227)	105,426	(79,284)	52,510

Net Assets:
Beginning of period	684,741	579,315	567,007	514,497
End of period	$606,514	$684,741	$487,723	$567,007

Units issued during the period	284,953	319,378	178,245	214,924
Units redeemed during the period	(299,673)	(325,271)	(191,871)	(232,155)
Net units issued (redeemed) during period	(14,720)	(5,893)	(13,626)	(17,231)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands, except accumulation unit values)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(3,394)	$(4,527)	$2,085	$982
Net realized gains (losses)	33,881	84,981	77,283	51,044
Net change in unrealized appreciation/(depreciation)	(150,441)	(35,890)	(179,817)	88,929
Net increase (decrease) in net assets resulting from operations	(119,954)	44,564	(100,449)	140,955

Contract Transactions:
Contract owners’ net payments	7,175	8,164	31,722	36,893
Annuity payments	(435)	(503)	(682)	(751)
Surrenders and other (net)	(29,565)	(40,770)	(43,062)	(47,898)
Transfers from other divisions or sponsor	121,545	154,389	803,012	884,538
Transfers to other divisions or sponsor	(127,933)	(176,334)	(813,004)	(905,695)
Net increase (decrease) in net assets resulting from contract transactions	(29,213)	(55,054)	(22,014)	(32,913)

Net increase (decrease) in net assets	(149,167)	(10,490)	(122,463)	108,042

Net Assets:
Beginning of period	496,758	507,248	719,364	611,322
End of period	$347,591	$496,758	$596,901	$719,364

Units issued during the period	38,275	40,707	140,356	145,324
Units redeemed during the period	(41,712)	(47,106)	(143,870)	(150,262)
Net units issued (redeemed) during period	(3,437)	(6,399)	(3,514)	(4,938)

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$4,730	$1,667	$(2,034)	$(2,691)
Net realized gains (losses)	69,696	13,987	46,309	56,380
Net change in unrealized appreciation/(depreciation)	(82,716)	67,694	(142,707)	(41,860)
Net increase (decrease) in net assets resulting from operations	(8,290)	83,348	(98,432)	11,829

Contract Transactions:
Contract owners’ net payments	22,509	26,359	12,156	15,858
Annuity payments	(311)	(316)	(283)	(375)
Surrenders and other (net)	(29,637)	(32,422)	(18,344)	(27,748)
Transfers from other divisions or sponsor	704,431	759,079	317,020	359,839
Transfers to other divisions or sponsor	(731,117)	(770,833)	(304,522)	(374,189)
Net increase (decrease) in net assets resulting from contract transactions	(34,125)	(18,133)	6,027	(26,615)

Net increase (decrease) in net assets	(42,415)	65,215	(92,405)	(14,786)

Net Assets:
Beginning of period	443,926	378,711	336,025	350,811
End of period	$401,511	$443,926	$243,620	$336,025

Units issued during the period	137,007	155,073	84,966	73,602
Units redeemed during the period	(143,623)	(158,945)	(82,653)	(77,419)
Net units issued (redeemed) during period	(6,616)	(3,872)	2,313	(3,817)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands, except accumulation unit values)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$659	$11	$(1,458)	$(1,374)
Net realized gains (losses)	26,522	15,278	38,407	27,198
Net change in unrealized appreciation/(depreciation)	(76,972)	44,118	(106,053)	47,478
Net increase (decrease) in net assets resulting from operations	(49,791)	59,407	(69,104)	73,302

Contract Transactions:
Contract owners’ net payments	14,387	17,290	6,476	8,046
Annuity payments	(342)	(372)	(295)	(355)
Surrenders and other (net)	(19,164)	(20,024)	(22,226)	(30,599)
Transfers from other divisions or sponsor	389,103	440,126	427,038	507,194
Transfers to other divisions or sponsor	(386,745)	(442,546)	(429,183)	(538,809)
Net increase (decrease) in net assets resulting from contract transactions	(2,761)	(5,526)	(18,190)	(54,523)

Net increase (decrease) in net assets	(52,552)	53,881	(87,294)	18,779

Net Assets:
Beginning of period	291,244	237,363	367,326	348,547
End of period	$238,692	$291,244	$280,032	$367,326

Units issued during the period	132,113	138,005	81,321	89,112
Units redeemed during the period	(133,419)	(139,847)	(85,047)	(98,904)
Net units issued (redeemed) during period	(1,306)	(1,842)	(3,726)	(9,792)

	International Growth Division		Research International Core Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(866)	$(1,483)	$8,552	$2,436
Net realized gains (losses)	72,711	44,350	34,122	21,541
Net change in unrealized appreciation/(depreciation)	(243,996)	53,272	(161,286)	42,985
Net increase (decrease) in net assets resulting from operations	(172,151)	96,139	(118,612)	66,962

Contract Transactions:
Contract owners’ net payments	35,428	42,931	39,109	47,187
Annuity payments	(408)	(479)	(406)	(456)
Surrenders and other (net)	(39,951)	(51,750)	(39,006)	(47,698)
Transfers from other divisions or sponsor	1,110,830	1,226,431	1,172,215	1,274,118
Transfers to other divisions or sponsor	(1,076,424)	(1,226,369)	(1,142,198)	(1,262,202)
Net increase (decrease) in net assets resulting from contract transactions	29,475	(9,236)	29,714	10,949

Net increase (decrease) in net assets	(142,676)	86,903	(88,898)	77,911

Net Assets:
Beginning of period	720,626	633,723	665,717	587,806
End of period	$577,950	$720,626	$576,819	$665,717

Units issued during the period	419,691	392,575	883,851	838,898
Units redeemed during the period	(409,942)	(395,889)	(863,467)	(832,888)
Net units issued (redeemed) during period	9,749	(3,314)	20,384	6,010

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands, except accumulation unit values)

	International Equity Division		Emerging Markets Equity Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$16,660	$17,274	$3,501	$(1,802)
Net realized gains (losses)	7,895	(14,256)	50,714	19,917
Net change in unrealized appreciation/(depreciation)	(106,645)	43,060	(255,072)	(56,879)
Net increase (decrease) in net assets resulting from operations	(82,090)	46,078	(200,857)	(38,764)

Contract Transactions:
Contract owners’ net payments	45,098	53,870	42,575	51,364
Annuity payments	(840)	(924)	(479)	(596)
Surrenders and other (net)	(70,728)	(87,163)	(43,516)	(60,262)
Transfers from other divisions or sponsor	1,747,083	1,965,045	1,380,011	1,520,266
Transfers to other divisions or sponsor	(1,765,945)	(1,939,979)	(1,291,644)	(1,504,824)
Net increase (decrease) in net assets resulting from contract transactions	(45,332)	(9,151)	86,947	5,948

Net increase (decrease) in net assets	(127,422)	36,927	(113,910)	(32,816)

Net Assets:
Beginning of period	1,117,249	1,080,322	751,813	784,629
End of period	$989,827	$1,117,249	$637,903	$751,813

Units issued during the period	799,270	808,760	1,265,624	1,035,458
Units redeemed during the period	(812,165)	(803,837)	(1,191,367)	(1,031,094)
Net units issued (redeemed) during period	(12,895)	4,923	74,257	4,364

	Government Money Market Division		Short-Term Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$1,809	$(2,358)	$1,953	$3,150
Net realized gains (losses)	4	18	(101)	1,550
Net change in unrealized appreciation/(depreciation)	-	-	(17,027)	(7,129)
Net increase (decrease) in net assets resulting from operations	1,813	(2,340)	(15,175)	(2,429)

Contract Transactions:
Contract owners’ net payments	44,837	41,534	11,755	14,068
Annuity payments	(403)	(401)	(288)	(281)
Surrenders and other (net)	(78,755)	(85,890)	(23,332)	(27,829)
Transfers from other divisions or sponsor	187,824	152,154	468,552	527,199
Transfers to other divisions or sponsor	(125,687)	(186,722)	(470,465)	(500,749)
Net increase (decrease) in net assets resulting from contract transactions	27,816	(79,325)	(13,778)	12,408

Net increase (decrease) in net assets	29,629	(81,665)	(28,953)	9,979

Net Assets:
Beginning of period	264,452	346,117	293,947	283,968
End of period	$294,081	$264,452	$264,994	$293,947

Units issued during the period	157,687	132,453	393,050	422,691
Units redeemed during the period	(138,283)	(178,040)	(404,949)	(413,727)
Net units issued (redeemed) during period	19,404	(45,587)	(11,899)	8,964

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands, except accumulation unit values)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$17,465	$27,312	$796	$196
Net realized gains (losses)	(16,758)	93,189	(4,988)	17,931
Net change in unrealized appreciation/(depreciation)	(278,549)	(165,018)	(27,090)	(24,951)
Net increase (decrease) in net assets resulting from operations	(277,842)	(44,517)	(31,282)	(6,824)

Contract Transactions:
Contract owners’ net payments	79,330	104,607	3,003	4,365
Annuity payments	(2,322)	(2,557)	(104)	(121)
Surrenders and other (net)	(144,437)	(158,326)	(6,660)	(9,414)
Transfers from other divisions or sponsor	3,289,057	3,736,158	142,438	173,609
Transfers to other divisions or sponsor	(3,290,113)	(3,546,389)	(138,992)	(171,352)
Net increase (decrease) in net assets resulting from contract transactions	(68,485)	133,493	(315)	(2,913)

Net increase (decrease) in net assets	(346,327)	88,976	(31,597)	(9,737)

Net Assets:
Beginning of period	2,001,724	1,912,748	104,543	114,280
End of period	$1,655,397	$2,001,724	$72,946	$104,543

Units issued during the period	1,157,090	1,154,196	78,624	78,163
Units redeemed during the period	(1,165,857)	(1,097,533)	(78,759)	(79,594)
Net units issued (redeemed) during period	(8,767)	56,663	(135)	(1,431)

	Inflation Protection Division		High Yield Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$10,095	$969	$22,947	$23,922
Net realized gains (losses)	8,433	2,485	(4,422)	1,048
Net change in unrealized appreciation/(depreciation)	(76,062)	19,784	(82,639)	(1,690)
Net increase (decrease) in net assets resulting from operations	(57,534)	23,238	(64,114)	23,280

Contract Transactions:
Contract owners’ net payments	18,904	23,464	19,919	24,970
Annuity payments	(424)	(453)	(616)	(675)
Surrenders and other (net)	(29,709)	(31,874)	(36,143)	(42,472)
Transfers from other divisions or sponsor	715,218	795,401	827,245	933,172
Transfers to other divisions or sponsor	(724,851)	(742,265)	(837,236)	(908,707)
Net increase (decrease) in net assets resulting from contract transactions	(20,862)	44,273	(26,831)	6,288

Net increase (decrease) in net assets	(78,396)	67,511	(90,945)	29,568

Net Assets:
Beginning of period	429,505	361,994	538,205	508,637
End of period	$351,109	$429,505	$447,260	$538,205

Units issued during the period	477,767	511,568	234,923	244,663
Units redeemed during the period	(492,188)	(484,328)	(241,507)	(241,967)
Net units issued (redeemed) during period	(14,421)	27,240	(6,584)	2,696

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands, except accumulation unit values)

	Multi-Sector Bond Division		Balanced Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$28,725	$13,477	$42,530	$26,846
Net realized gains (losses)	(7,122)	9,697	97,301	109,504
Net change in unrealized appreciation/(depreciation)	(177,748)	(30,266)	(408,488)	(20,459)
Net increase (decrease) in net assets resulting from operations	(156,145)	(7,092)	(268,657)	115,891

Contract Transactions:
Contract owners’ net payments	44,993	57,761	38,945	56,548
Annuity payments	(904)	(1,006)	(6,985)	(7,873)
Surrenders and other (net)	(64,917)	(76,841)	(135,453)	(149,423)
Transfers from other divisions or sponsor	1,640,175	1,843,349	400,566	470,365
Transfers to other divisions or sponsor	(1,620,267)	(1,754,010)	(421,958)	(481,013)
Net increase (decrease) in net assets resulting from contract transactions	(920)	69,253	(124,885)	(111,396)

Net increase (decrease) in net assets	(157,065)	62,161	(393,542)	4,495

Net Assets:
Beginning of period	967,023	904,862	1,821,786	1,817,291
End of period	$809,958	$967,023	$1,428,244	$1,821,786

Units issued during the period	947,595	931,129	121,825	133,569
Units redeemed during the period	(950,059)	(898,443)	(137,684)	(141,072)
Net units issued (redeemed) during period	(2,464)	32,686	(15,859)	(7,503)

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$4,255	$3,342	$(948)	$(737)
Net realized gains (losses)	13,122	16,178	26,708	91,796
Net change in unrealized appreciation/(depreciation)	(55,404)	2,742	(99,278)	14,055
Net increase (decrease) in net assets resulting from operations	(38,027)	22,262	(73,518)	105,114

Contract Transactions:
Contract owners’ net payments	6,171	7,308	9,012	11,383
Annuity payments	(1,406)	(1,430)	(401)	(454)
Surrenders and other (net)	(13,787)	(17,807)	(28,653)	(40,011)
Transfers from other divisions or sponsor	93,664	115,358	554,718	655,211
Transfers to other divisions or sponsor	(96,975)	(116,259)	(566,333)	(700,654)
Net increase (decrease) in net assets resulting from contract transactions	(12,333)	(12,830)	(31,657)	(74,525)

Net increase (decrease) in net assets	(50,360)	9,432	(105,175)	30,589

Net Assets:
Beginning of period	246,470	237,038	485,436	454,847
End of period	$196,110	$246,470	$380,261	$485,436

Units issued during the period	33,736	38,748	82,568	92,579
Units redeemed during the period	(38,590)	(43,317)	(87,441)	(103,277)
Net units issued (redeemed) during period	(4,854)	(4,569)	(4,873)	(10,698)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands, except accumulation unit values)

	Fidelity VIP Contrafund Division		AMT Sustainable Equity Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(1,443)	$(5,613)	$(1,039)	$(1,526)
Net realized gains (losses)	42,604	142,150	44,151	29,122
Net change in unrealized appreciation/(depreciation)	(278,887)	59,766	(125,085)	55,262
Net increase (decrease) in net assets resulting from operations	(237,726)	196,303	(81,973)	82,858

Contract Transactions:
Contract owners’ net payments	37,141	44,225	20,999	24,358
Annuity payments	(654)	(740)	(216)	(241)
Surrenders and other (net)	(48,331)	(64,723)	(26,328)	(31,834)
Transfers from other divisions or sponsor	1,203,522	1,324,048	699,061	773,330
Transfers to other divisions or sponsor	(1,178,971)	(1,366,500)	(701,077)	(793,162)
Net increase (decrease) in net assets resulting from contract transactions	12,707	(63,690)	(7,561)	(27,549)

Net increase (decrease) in net assets	(225,019)	132,613	(89,534)	55,309

Net Assets:
Beginning of period	883,396	750,783	434,664	379,355
End of period	$658,377	$883,396	$345,130	$434,664

Units issued during the period	379,056	378,078	250,106	260,515
Units redeemed during the period	(375,662)	(395,633)	(253,046)	(270,038)
Net units issued (redeemed) during period	3,394	(17,555)	(2,940)	(9,523)

	U.S. Strategic Equity Division		U.S. Small Cap Equity Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(189)	$(291)	$(368)	$(407)
Net realized gains (losses)	10,027	18,329	383	19,881
Net change in unrealized appreciation/(depreciation)	(45,066)	11,528	(13,009)	(3,957)
Net increase (decrease) in net assets resulting from operations	(35,228)	29,566	(12,994)	15,517

Contract Transactions:
Contract owners’ net payments	1,976	2,704	1,131	1,369
Annuity payments	(233)	(304)	(64)	(85)
Surrenders and other (net)	(10,132)	(11,967)	(4,856)	(5,424)
Transfers from other divisions or sponsor	156,853	187,983	62,048	84,637
Transfers to other divisions or sponsor	(160,123)	(198,915)	(64,146)	(80,978)
Net increase (decrease) in net assets resulting from contract transactions	(11,659)	(20,499)	(5,887)	(481)

Net increase (decrease) in net assets	(46,887)	9,067	(18,881)	15,036

Net Assets:
Beginning of period	168,628	159,561	78,457	63,421
End of period	$121,741	$168,628	$59,576	$78,457

Units issued during the period	53,192	58,264	18,066	22,521
Units redeemed during the period	(57,093)	(64,459)	(19,790)	(22,653)
Net units issued (redeemed) during period	(3,901)	(6,195)	(1,724)	(132)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands, except accumulation unit values)

	International Developed Markets Division		Strategic Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(949)	$2,878	$10,661	$1,349
Net realized gains (losses)	2,533	17,331	(7,471)	7,833
Net change in unrealized appreciation/(depreciation)	(22,744)	(2,414)	(108,473)	(26,558)
Net increase (decrease) in net assets resulting from operations	(21,160)	17,795	(105,283)	(17,376)

Contract Transactions:
Contract owners’ net payments	3,347	3,780	27,162	34,320
Annuity payments	(125)	(150)	(708)	(782)
Surrenders and other (net)	(8,504)	(11,571)	(49,715)	(57,146)
Transfers from other divisions or sponsor	228,265	270,446	1,278,200	1,464,331
Transfers to other divisions or sponsor	(229,293)	(276,858)	(1,275,843)	(1,397,044)
Net increase (decrease) in net assets resulting from contract transactions	(6,310)	(14,353)	(20,904)	43,679

Net increase (decrease) in net assets	(27,470)	3,442	(126,187)	26,303

Net Assets:
Beginning of period	157,176	153,734	709,229	682,926
End of period	$129,706	$157,176	$583,042	$709,229

Units issued during the period	134,785	141,444	589,508	604,751
Units redeemed during the period	(138,162)	(148,678)	(600,467)	(588,407)
Net units issued (redeemed) during period	(3,377)	(7,234)	(10,959)	16,344

	Global Real Estate Securities Division		LifePoints Moderate Strategy Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$3,511	$30,712	$686	$2,825
Net realized gains (losses)	11,341	23,404	655	3,868
Net change in unrealized appreciation/(depreciation)	(229,234)	119,083	(14,085)	(815)
Net increase (decrease) in net assets resulting from operations	(214,382)	173,199	(12,744)	5,878

Contract Transactions:
Contract owners’ net payments	33,281	39,272	2,233	3,355
Annuity payments	(556)	(640)	(270)	(223)
Surrenders and other (net)	(44,742)	(57,295)	(7,910)	(8,746)
Transfers from other divisions or sponsor	1,205,509	1,346,287	28,329	39,986
Transfers to other divisions or sponsor	(1,182,023)	(1,376,241)	(29,984)	(38,872)
Net increase (decrease) in net assets resulting from contract transactions	11,469	(48,617)	(7,602)	(4,500)

Net increase (decrease) in net assets	(202,913)	124,582	(20,346)	1,378

Net Assets:
Beginning of period	797,132	672,550	81,184	79,806
End of period	$594,219	$797,132	$60,838	$81,184

Units issued during the period	235,430	242,472	18,397	23,812
Units redeemed during the period	(233,029)	(251,471)	(22,980)	(26,191)
Net units issued (redeemed) during period	2,401	(8,999)	(4,583)	(2,379)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands, except accumulation unit values)

	LifePoints Balanced Strategy Division		LifePoints Growth Strategy Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$1,888	$8,710	$746	$6,562
Net realized gains (losses)	3,411	16,896	4,822	19,812
Net change in unrealized appreciation/(depreciation)	(43,143)	60	(36,283)	598
Net increase (decrease) in net assets resulting from operations	(37,844)	25,666	(30,715)	26,972

Contract Transactions:
Contract owners’ net payments	5,968	7,067	3,793	4,948
Annuity payments	(355)	(392)	(82)	(112)
Surrenders and other (net)	(15,084)	(21,955)	(8,734)	(16,975)
Transfers from other divisions or sponsor	92,477	132,971	63,943	80,296
Transfers to other divisions or sponsor	(94,494)	(137,695)	(68,588)	(89,814)
Net increase (decrease) in net assets resulting from contract transactions	(11,488)	(20,004)	(9,668)	(21,657)

Net increase (decrease) in net assets	(49,332)	5,662	(40,383)	5,315

Net Assets:
Beginning of period	224,395	218,733	176,401	171,086
End of period	$175,063	$224,395	$136,018	$176,401

Units issued during the period	55,457	72,128	38,278	44,957
Units redeemed during the period	(62,531)	(83,371)	(43,968)	(56,681)
Net units issued (redeemed) during period	(7,074)	(11,243)	(5,690)	(11,724)

	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$140	$1,548	$78,489	$19,265
Net realized gains (losses)	1,328	3,791	(21,212)	(24,481)
Net change in unrealized appreciation/(depreciation)	(8,346)	871	22,993	111,705
Net increase (decrease) in net assets resulting from operations	(6,878)	6,210	80,270	106,489

Contract Transactions:
Contract owners’ net payments	1,372	907	28,243	32,361
Annuity payments	(23)	(27)	(327)	(300)
Surrenders and other (net)	(1,799)	(3,825)	(33,654)	(33,258)
Transfers from other divisions or sponsor	21,747	25,230	901,875	957,416
Transfers to other divisions or sponsor	(22,041)	(25,112)	(1,003,269)	(985,631)
Net increase (decrease) in net assets resulting from contract transactions	(744)	(2,827)	(107,132)	(29,412)

Net increase (decrease) in net assets	(7,622)	3,383	(26,862)	77,077

Net Assets:
Beginning of period	37,815	34,432	466,448	389,371
End of period	$30,193	$37,815	$439,586	$466,448

Units issued during the period	13,516	14,106	139,279	191,697
Units redeemed during the period	(13,974)	(15,788)	(154,679)	(197,206)
Net units issued (redeemed) during period	(458)	(1,682)	(15,400)	(5,509)

The Accompanying Notes are an Integral Part of these Financial Statements.

Notes to Financial Statements

1.	Organization

Northwestern Mutual Variable Annuity Account B (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund individual flexible payment variable annuity contracts (“contracts”) for tax-deferred annuities, individual retirement annuities and non-tax qualified plans. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.50% of purchase payments; Back Load contracts with a withdrawal charge up to 6.00%; and Fee Based contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Funds should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Fund in which it invests.

2.	Significant Accounting Policies

A.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.

Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2022, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives. Level 2 fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account’s own assumptions in determining fair value). There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.

Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. Any contract dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

D.

Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.

Annuity Reserves – Annuity reserves represent the present value of all future payments on current variable income plans and are represented as annuity reserves in the statements of assets and liabilities. Such reserves are determined by the Actuarial Department of Northwestern Mutual. Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience and assumed investment rates of 3.50% or 5.00%. For those contract holders that elect a fixed income plan option, the values accumulated are transferred out of the Account to the sponsor and all related payouts are funded by Northwestern Mutual.

F.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The operations of the Account are included in Northwestern Mutual’s consolidated income tax return. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2022 were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Growth Stock Division	$72,274	$37,031
Focused Appreciation Division	139,844	87,807
Large Cap Core Stock Division	47,997	27,961
Large Cap Blend Division	9,642	9,202
Index 500 Stock Division	269,431	260,402
Large Company Value Division	38,810	18,006
Domestic Equity Division	129,301	108,000
Equity Income Division	101,878	97,550
Mid Cap Growth Stock Division	49,801	48,276
Index 400 Stock Division	125,756	81,463
Mid Cap Value Division	106,022	75,932
Small Cap Growth Stock Division	78,923	29,427
Index 600 Stock Division	56,651	36,478
Small Cap Value Division	62,946	42,690
International Growth Division	157,839	66,560
Research International Core Division	134,767	66,242
International Equity Division	136,464	138,013
Emerging Markets Equity Division	202,982	61,929

Notes to Financial Statements

Fund Name	Purchases	Sales
Government Money Market Division	$169,241	$139,973
Short-Term Bond Division	40,328	52,069
Select Bond Division	208,780	258,209
Long-Term U.S. Government Bond Division	15,177	14,878
Inflation Protection Bond Division	66,921	69,318
High Yield Bond Division	70,108	74,023
Multi-Sector Bond Division	136,398	108,595
Balanced Division	229,350	215,808
Asset Allocation Division	35,760	28,859
Fidelity VIP Mid Cap Division	52,517	59,105
Fidelity VIP Contrafund Division	129,987	84,955
AMT Sustainable Equity Division	77,987	52,504
U.S. Strategic Equity Division	16,073	17,568
U.S. Small Cap Equity Division	6,740	11,268
International Developed Markets Division	12,424	16,620
Strategic Bond Division	82,737	92,120
Global Real Estate Securities Division	99,362	79,047
LifePoints Moderate Strategy Division	8,942	14,416
LifePoints Balanced Strategy Division	25,102	28,123
LifePoints Growth Strategy Division	19,725	21,696
LifePoints Equity Growth Strategy Division	5,047	4,057
Credit Suisse Trust Commodity Return Strategy Division	128,432	157,004

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 0.75% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1.00% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1.25% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 1.50%.

For contracts issued on or after March 31, 1995 and prior to March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks on accumulation units is determined daily at annual rates of 0.40% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50%, respectively.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.50% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. Under the terms of the Back Load version of the contract, the net assets may be subject to the deduction for the Front Load version of the contract after the withdrawal charge period. Rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50% for the Front Load version and the Back Load version, respectively.

For Fee Based contracts issued on or after June 30, 2000, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75%.

5.	Subsequent Events

On March 19, 2023, UBS Group AG (“UBS”) and Credit Suisse Group AG (“Credit Suisse”) announced that they reached an agreement pursuant to which Credit Suisse will merge with UBS, with UBS as the surviving entity (the “Merger”). No immediate changes to the Commodity Return Strategy Portfolio’s investment strategy or its portfolio managers are currently anticipated in connection with the Merger.

Notes to Financial Statements

6.	Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
Growth Stock Division
2022	61,623	$2.428621	to	$7.618611	$244,302	0.00%	0.35% to 1.25%	(39.46	) %	to	(38.91	) %
2021	62,289	3.981547	to	12.477883	417,615	0.00	0.35 to 1.25	15.22		to	16.26
2020	70,028	3.429793	to	10.738147	410,880	0.63	0.35 to 1.25	33.30		to	34.50
2019	75,646	2.553848	to	7.987788	334,535	0.66	0.35 to 1.25	28.08		to	29.23
2018	80,877	1.979137	to	6.191870	284,452	0.69	0.35 to 1.25	0.00	(2)	to	0.90
Focused Appreciation Division
2022	80,089	$6.127912	to	$7.312168	$548,674	0.01%	0.35% to 1.25%	(28.72	) %	to	(28.08	) %
2021	82,367	8.597069	to	10.166871	783,159	0.16	0.35 to 1.25	17.43		to	18.49
2020	91,486	7.321217	to	8.580705	733,175	0.53	0.35 to 1.25	30.90		to	32.08
2019	106,523	5.593023	to	6.496505	647,209	0.64	0.35 to 1.25	30.33		to	31.51
2018	118,141	4.291278	to	4.939933	546,640	0.48	0.35 to 1.25	(3.55)		to	(2.68)
Large Cap Core Stock Division
2022	46,642	$2.564969	to	$6.656607	$188,852	0.88%	0.35% to 1.25%	(19.89	) %	to	(19.16	) %
2021	50,355	3.177787	to	8.238890	255,395	0.79	0.35 to 1.25	23.55		to	24.66
2020	55,528	2.552890	to	6.612251	228,819	1.12	0.35 to 1.25	21.21		to	22.31
2019	60,685	2.090360	to	5.408905	207,324	1.19	0.35 to 1.25	29.56		to	30.73
2018	65,523	1.601352	to	4.146023	175,158	1.49	0.35 to 1.25	(7.20)		to	(6.37)
Large Cap Blend Division
2022	26,987	$1.963739	to	$2.260679	$58,170	0.62%	0.35% to 1.25%	(14.84	) %	to	(14.08	) %
2021	29,137	2.306054	to	2.631043	73,154	0.64	0.35 to 1.25	16.99		to	18.04
2020	32,703	1.971217	to	2.228920	69,683	5.19	0.35 to 1.25	8.68		to	9.67
2019	36,207	1.813711	to	2.032451	70,567	1.12	0.35 to 1.25	22.43		to	23.54
2018	39,058	1.481405	to	1.645237	61,624	0.77	0.35 to 1.25	(5.20)		to	(4.34)
Index 500 Stock Division
2022	389,331	$3.426023	to	$17.017907	$2,058,818	1.25%	0.35% to 1.25%	(19.30	) %	to	(18.57	) %
2021	390,766	4.213552	to	20.981669	2,619,706	1.23	0.35 to 1.25	26.86		to	28.00
2020	397,416	3.296759	to	16.457211	2,155,937	1.64	0.35 to 1.25	16.71		to	17.77
2019	401,437	2.803577	to	14.030146	1,918,856	1.61	0.35 to 1.25	29.55		to	30.72
2018	390,934	2.147933	to	10.775757	1,499,382	1.60	0.35 to 1.25	(5.76)		to	(4.91)
Large Company Value Division
2022	45,961	$2.059162	to	$2.370702	$103,840	3.17%	0.35% to 1.25%	(1.57	) %	to	(0.68	) %
2021	46,426	2.092019	to	2.387048	105,768	1.15	0.35 to 1.25	20.41		to	21.49
2020	48,656	1.737445	to	1.964770	91,165	2.14	0.35 to 1.25	1.36		to	2.28
2019	49,390	1.714135	to	1.921039	90,690	2.23	0.35 to 1.25	26.08		to	27.21
2018	52,704	1.359607	to	1.510098	75,912	1.75	0.35 to 1.25	(9.07)		to	(8.25)
Domestic Equity Division
2022	166,514	$3.230972	to	$3.916578	$606,514	1.68%	0.35% to 1.25%	(4.19	) %	to	(3.32	) %
2021	181,234	3.372163	to	4.051266	684,741	1.81	0.35 to 1.25	21.19		to	22.28
2020	187,127	2.782499	to	3.312992	579,315	2.16	0.35 to 1.25	(0.52)		to	0.38
2019	179,159	2.797166	to	3.300597	553,436	1.85	0.35 to 1.25	19.27		to	20.35
2018	176,393	2.345210	to	2.742575	453,936	1.76	0.35 to 1.25	(4.02)		to	(3.15)
Equity Income Division
2022	111,037	$3.897129	to	$4.650331	$487,723	2.00%	0.35% to 1.25%	(4.42	) %	to	(3.56	) %
2021	124,663	4.077248	to	4.821858	567,007	2.02	0.35 to 1.25	24.14		to	25.26
2020	141,894	3.284293	to	3.849405	514,497	4.70	0.35 to 1.25	(0.06)		to	0.85
2019	149,809	3.286138	to	3.817039	538,456	2.31	0.35 to 1.25	25.04		to	26.17
2018	163,675	2.627977	to	3.025261	467,144	2.00	0.35 to 1.25	(10.47)		to	(9.67)
(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2) Ratio is less than 0.005%

Notes to Financial Statements

6.	Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
Mid Cap Growth Stock Division
2022	59,961	$2.161291	to	$13.581922	$347,591	0.15%	0.35% to 1.25%	(24.71	) %	to	(24.03	) %
2021	63,398	2.849321	to	17.950061	496,758	0.15	0.35 to 1.25	8.81		to	9.79
2020	69,797	2.599080	to	16.414290	507,248	0.28	0.35 to 1.25	23.85		to	24.97
2019	73,651	2.082863	to	13.186913	444,256	0.18	0.35 to 1.25	31.36		to	32.55
2018	78,833	1.573756	to	9.988426	371,185	0.13	0.35 to 1.25	(8.53)		to	(7.70)
Index 400 Stock Division
2022	100,952	$5.689587	to	$7.375857	$596,901	1.09%	0.35% to 1.25%	(14.38	) %	to	(13.61	) %
2021	104,466	6.595867	to	8.542328	719,364	0.92	0.35 to 1.25	22.92		to	24.03
2020	109,404	5.326092	to	6.891049	611,322	1.40	0.35 to 1.25	11.96		to	12.97
2019	109,417	4.721555	to	6.102847	545,147	1.23	0.35 to 1.25	24.32		to	25.44
2018	107,468	3.769499	to	4.867482	430,382	1.11	0.35 to 1.25	(12.43)		to	(11.64)
Mid Cap Value Division
2022	75,308	$4.775155	to	$5.697952	$401,511	1.88%	0.35% to 1.25%	(2.37	) %	to	(1.49	) %
2021	81,924	4.891257	to	5.784413	443,926	1.15	0.35 to 1.25	21.74		to	22.84
2020	85,796	4.017711	to	4.708921	378,711	1.88	0.35 to 1.25	0.40		to	1.31
2019	83,584	4.001596	to	4.647975	364,296	1.63	0.35 to 1.25	27.60		to	28.75
2018	84,368	3.135936	to	3.609939	286,138	1.61	0.35 to 1.25	(13.93)		to	(13.16)
Small Cap Growth Stock Division
2022	62,572	$3.162581	to	$7.050206	$243,620	0.00%	0.35% to 1.25%	(29.38	) %	to	(28.74	) %
2021	60,259	4.444675	to	9.898565	336,025	0.02	0.35 to 1.25	2.81		to	3.74
2020	64,076	4.290772	to	9.546381	350,811	0.11	0.35 to 1.25	31.81		to	33.00
2019	67,940	3.230896	to	7.181178	284,237	0.10	0.35 to 1.25	34.01		to	35.22
2018	69,860	2.392969	to	5.313519	221,134	0.00	0.35 to 1.25	(12.80)		to	(12.02)
Index 600 Stock Division
2022	82,361	$2.637754	to	$3.036819	$238,692	1.00%	0.35% to 1.25%	(17.40	) %	to	(16.66	) %
2021	83,667	3.193533	to	3.643851	291,244	0.76	0.35 to 1.25	24.65		to	25.78
2020	85,509	2.561959	to	2.897115	237,363	1.81	0.35 to 1.25	9.55		to	10.54
2019	81,306	2.338584	to	2.620836	204,078	0.25	0.35 to 1.25	20.92		to	22.01
2018	75,800	1.934012	to	2.148073	156,270	1.35	0.35 to 1.25	(9.91)		to	(9.10)
Small Cap Value Division
2022	56,538	$4.390979	to	$5.322620	$280,032	0.26%	0.35% to 1.25%	(19.54	) %	to	(18.82	) %
2021	60,264	5.457584	to	6.556463	367,326	0.39	0.35 to 1.25	21.48		to	22.57
2020	70,056	4.492731	to	5.349125	348,547	0.51	0.35 to 1.25	7.93		to	8.90
2019	75,571	4.162762	to	4.911849	345,312	0.47	0.35 to 1.25	24.33		to	25.45
2018	82,008	3.348176	to	3.915385	298,974	0.51	0.35 to 1.25	(13.81)		to	(13.03)
International Growth Division
2022	220,127	$2.325847	to	$2.819373	$577,950	0.58%	0.35% to 1.25%	(24.09	) %	to	(23.40	) %
2021	210,378	3.063761	to	3.680692	720,626	0.53	0.35 to 1.25	14.48		to	15.51
2020	213,692	2.676266	to	3.186443	633,723	1.68	0.35 to 1.25	16.44		to	17.50
2019	223,196	2.298310	to	2.711910	563,983	1.25	0.35 to 1.25	33.13		to	34.33
2018	231,667	1.726341	to	2.018813	436,463	1.41	0.35 to 1.25	(12.38)		to	(11.59)
Research International Core Division
2022	428,011	$1.227614	to	$1.413453	$576,819	2.20%	0.35% to 1.25%	(18.19	) %	to	(17.45	) %
2021	407,627	1.500516	to	1.712231	665,717	1.13	0.35 to 1.25	10.68		to	11.68
2020	401,617	1.355712	to	1.533174	587,806	2.24	0.35 to 1.25	12.05		to	13.07
2019	401,587	1.209890	to	1.356007	520,989	1.69	0.35 to 1.25	26.66		to	27.81
2018	393,136	0.955206	to	1.060996	400,263	1.64	0.35 to 1.25	(14.73)		to	(13.97)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6.	Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
International Equity Division
2022	410,608	$1.989081	to	$4.424666	$989,827	2.39%	0.35% to 1.25%	(7.99	) %	to	(7.16	) %
2021	423,503	2.145601	to	4.784693	1,117,249	2.31	0.35 to 1.25	3.70		to	4.64
2020	418,580	2.053572	to	4.590852	1,080,322	3.62	0.35 to 1.25	(3.92)		to	(3.05)
2019	402,309	2.121385	to	4.754268	1,097,201	2.54	0.35 to 1.25	11.20		to	12.20
2018	389,100	1.893505	to	4.254093	971,770	2.52	0.35 to 1.25	(16.46)		to	(15.70)
Emerging Markets Equity Division
2022	606,505	$0.957001	to	$1.101801	$637,903	1.25%	0.35% to 1.25%	(26.20	) %	to	(25.54	) %
2021	532,248	1.296801	to	1.479685	751,813	0.51	0.35 to 1.25	(5.74)		to	(4.89)
2020	527,884	1.375728	to	1.555698	784,629	2.26	0.35 to 1.25	25.28		to	26.41
2019	546,548	1.098154	to	1.230663	643,867	1.12	0.35 to 1.25	19.10		to	20.18
2018	544,459	0.922016	to	1.024040	534,953	1.36	0.35 to 1.25	(14.83)		to	(14.06)
Government Money Market Division
2022	181,936	$1.276241	to	$3.377413	$294,081	1.41%	0.35% to 1.25%	0.11%		to	1.01%
2021	162,532	1.265345	to	3.356914	264,452	0.00	0.35 to 1.25	(1.23)		to	(0.34)
2020	208,119	1.271520	to	3.381870	346,117	0.25	0.35 to 1.25	(0.94)		to	(0.04)
2019	148,567	1.273911	to	3.396791	247,058	1.91	0.35 to 1.25	0.67		to	1.58
2018	146,851	1.255967	to	3.357258	245,275	1.53	0.35 to 1.25	0.27		to	1.17
Short-Term Bond Division
2022	219,826	$1.094508	to	$1.260105	$264,994	1.41%	0.35% to 1.25%	(5.70	) %	to	(4.85	) %
2021	231,725	1.160639	to	1.324314	293,947	1.79	0.35 to 1.25	(1.33)		to	(0.45)
2020	222,761	1.176335	to	1.330259	283,968	2.28	0.35 to 1.25	3.00		to	3.93
2019	210,706	1.142089	to	1.279990	258,941	2.01	0.35 to 1.25	3.09		to	4.02
2018	203,267	1.107847	to	1.230522	240,810	1.54	0.35 to 1.25	0.09		to	1.00
Select Bond Division
2022	549,785	$2.254175	to	$16.568997	$1,655,397	1.71%	0.35% to 1.25%	(14.40	) %	to	(13.63	) %
2021	558,552	2.613941	to	19.260976	2,001,724	2.12	0.35 to 1.25	(2.81)		to	(1.93)
2020	501,889	2.669406	to	19.718513	1,912,748	2.76	0.35 to 1.25	7.63		to	8.60
2019	500,049	2.461743	to	18.229869	1,807,738	2.75	0.35 to 1.25	7.30		to	8.27
2018	493,018	2.277116	to	16.904546	1,699,257	2.26	0.35 to 1.25	(1.45)		to	(0.56)
Long-Term U.S. Government Bond Division
2022	44,853	$1.475610	to	$1.698809	$72,946	1.68%	0.35% to 1.25%	(30.40	) %	to	(29.78	) %
2021	44,988	2.120232	to	2.419118	104,543	0.92	0.35 to 1.25	(6.55)		to	(5.70)
2020	46,419	2.268738	to	2.565411	114,280	1.54	0.35 to 1.25	15.91		to	16.96
2019	44,800	1.957302	to	2.193413	94,289	2.09	0.35 to 1.25	11.76		to	12.77
2018	46,946	1.751302	to	1.945014	87,497	2.03	0.35 to 1.25	(3.26)		to	(2.39)
Inflation Protection Division
2022	243,165	$1.308004	to	$1.505890	$351,109	3.32%	0.35% to 1.25%	(14.04	) %	to	(13.27	) %
2021	257,586	1.521651	to	1.736226	429,505	0.96	0.35 to 1.25	5.28		to	6.23
2020	230,346	1.445291	to	1.634367	361,994	1.99	0.35 to 1.25	8.21		to	9.19
2019	228,769	1.335651	to	1.496834	329,840	2.61	0.35 to 1.25	7.67		to	8.64
2018	226,875	1.240557	to	1.377840	302,021	2.04	0.35 to 1.25	(3.82)		to	(2.95)
High Yield Bond Division
2022	124,943	$3.281763	to	$4.905845	$447,260	5.56%	0.35% to 1.25%	(12.43	) %	to	(11.64	) %
2021	131,527	3.719709	to	5.555060	538,205	5.28	0.35 to 1.25	4.00		to	4.94
2020	128,831	3.549988	to	5.296364	508,637	5.86	0.35 to 1.25	5.32		to	6.27
2019	132,964	3.345591	to	4.986498	499,260	5.48	0.35 to 1.25	13.54		to	14.57
2018	135,380	2.924589	to	4.354710	448,912	5.45	0.35 to 1.25	(3.91)		to	(3.05)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6.	Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
Multi-Sector Bond Division
2022	471,137	$1.559372	to	$1.795218	$809,958	4.12%	0.35% to 1.25%	(16.44	) %	to	(15.69	) %
2021	473,601	1.866147	to	2.129210	967,023	2.15	0.35 to 1.25	(1.32)		to	(0.43)
2020	440,915	1.891030	to	2.138307	904,862	4.10	0.35 to 1.25	4.81		to	5.76
2019	433,550	1.804270	to	2.021924	842,605	4.62	0.35 to 1.25	12.63		to	13.64
2018	425,314	1.602009	to	1.779214	729,066	3.10	0.35 to 1.25	(2.53)		to	(1.65)
Balanced Division
2022	259,508	$2.368877	to	$18.673238	$1,428,244	3.74%	0.35% to 1.25%	(15.20	) %	to	(14.44	) %
2021	275,367	2.772655	to	21.910417	1,821,786	2.46	0.35 to 1.25	6.23		to	7.18
2020	282,870	2.590705	to	20.523480	1,817,291	2.45	0.35 to 1.25	11.09		to	12.10
2019	294,506	2.314618	to	18.381942	1,747,078	2.29	0.35 to 1.25	16.46		to	17.51
2018	306,231	1.972675	to	15.705235	1,616,395	2.37	0.35 to 1.25	(4.65)		to	(3.79)
Asset Allocation Division
2022	71,304	$2.375731	to	$2.879844	$196,110	2.85%	0.35% to 1.25%	(15.89	) %	to	(15.13	) %
2021	76,158	2.824479	to	3.393259	246,470	2.19	0.35 to 1.25	9.08		to	10.06
2020	80,727	2.589358	to	3.082984	237,038	2.32	0.35 to 1.25	12.02		to	13.04
2019	85,851	2.311468	to	2.727455	223,120	2.22	0.35 to 1.25	19.58		to	20.66
2018	91,108	1.932994	to	2.260490	195,696	1.98	0.35 to 1.25	(6.06)		to	(5.21)
Fidelity VIP Mid Cap Division
2022	57,661	$5.901591	to	$7.042196	$380,261	0.49%	0.35% to 1.25%	(15.80	) %	to	(15.04	) %
2021	62,534	7.008987	to	8.288944	485,436	0.59	0.35 to 1.25	24.04		to	25.16
2020	73,232	5.650379	to	6.622537	454,847	0.61	0.35 to 1.25	16.60		to	17.65
2019	81,084	4.846019	to	5.628887	428,491	0.67	0.35 to 1.25	21.64		to	22.74
2018	86,360	3.983763	to	4.585972	372,188	0.40	0.35 to 1.25	(15.83)		to	(15.07)
Fidelity VIP Contrafund Division
2022	219,957	$2.728684	to	$3.141458	$658,377	0.52%	0.35% to 1.25%	(27.23	) %	to	(26.57	) %
2021	216,563	3.749539	to	4.278173	883,396	0.06	0.35 to 1.25	26.25		to	27.39
2020	234,118	2.969929	to	3.358390	750,783	0.21	0.35 to 1.25	28.83		to	30.00
2019	264,396	2.305232	to	2.583390	653,913	0.22	0.35 to 1.25	29.65		to	30.82
2018	275,187	1.778089	to	1.974839	521,690	0.44	0.35 to 1.25	(7.80)		to	(6.97)
AMT Sustainable Equity Division
2022	127,401	$2.475672	to	$2.850099	$345,130	0.44%	0.35% to 1.25%	(19.48	) %	to	(18.75	) %
2021	130,341	3.074461	to	3.507848	434,664	0.38	0.35 to 1.25	21.95		to	23.04
2020	139,864	2.521165	to	2.850867	379,355	0.62	0.35 to 1.25	18.07		to	19.14
2019	148,588	2.135226	to	2.392816	338,802	0.42	0.35 to 1.25	24.32		to	25.44
2018	149,877	1.717474	to	1.907475	11,744	0.48	0.35 to 1.25	(6.89)		to	(6.05)
U.S. Strategic Equity Division
2022	43,742	$2.523328	to	$3.083764	$121,741	0.60%	0.35% to 1.25%	(21.84	) %	to	(21.13	) %
2021	47,643	3.228324	to	3.912115	168,628	0.57	0.35 to 1.25	18.91		to	19.98
2020	53,838	2.715036	to	3.262377	159,561	0.46	0.35 to 1.25	22.30		to	23.40
2019	61,944	2.220002	to	2.645010	149,231	1.07	0.35 to 1.25	28.65		to	29.81
2018	70,903	1.725623	to	2.038668	131,816	1.15	0.35 to 1.25	(10.76)		to	(9.96)
U.S. Small Cap Equity Division
2022	17,465	$3.314895	to	$4.051264	$59,576	0.19%	0.35% to 1.25%	(17.00	) %	to	(16.25	) %
2021	19,189	3.993712	to	4.839766	78,457	0.24	0.35 to 1.25	24.23		to	25.35
2020	19,321	3.214751	to	3.862953	63,421	0.06	0.35 to 1.25	11.30		to	12.31
2019	20,771	2.871413	to	3.441420	60,986	0.56	0.35 to 1.25	21.54		to	22.64
2018	22,928	2.344880	to	2.807594	55,177	0.47	0.35 to 1.25	(13.07)		to	(12.28)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6.	Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
International Developed Markets Division
2022	75,023	$1.674566	to	$2.143004	$129,706	0.00%	0.35% to 1.25%	(14.12)%	to	(13.35	) %
2021	78,400	1.935408	to	2.474369	157,176	2.55	0.35 to 1.25	11.26	to	12.26
2020	85,634	1.726590	to	2.205243	153,734	1.23	0.35 to 1.25	3.77	to	4.71
2019	90,471	1.651451	to	2.107181	155,954	2.62	0.35 to 1.25	18.24	to	19.30
2018	94,508	1.386320	to	1.767145	137,311	1.72	0.35 to 1.25	(15.93)	to	(15.17)
Strategic Bond Division
2022	277,702	$1.830967	to	$2.237591	$583,042	2.41%	0.35% to 1.25%	(15.34)%	to	(14.58	) %
2021	288,661	2.162708	to	2.620755	709,229	0.91	0.35 to 1.25	(3.04)	to	(2.16)
2020	272,317	2.230428	to	2.680033	682,926	1.82	0.35 to 1.25	7.09	to	8.05
2019	281,023	2.082855	to	2.481567	652,086	2.75	0.35 to 1.25	7.84	to	8.81
2018	290,106	1.931442	to	2.281768	619,609	2.12	0.35 to 1.25	(2.04)	to	(1.16)
Global Real Estate Securities Division
2022	128,770	$3.886061	to	$4.919870	$594,219	1.27%	0.35% to 1.25%	(27.68)%	to	(27.02	) %
2021	126,369	5.373126	to	6.751832	797,132	4.86	0.35 to 1.25	25.62	to	26.75
2020	135,368	4.277349	to	5.334855	672,550	1.55	0.35 to 1.25	(6.36)	to	(5.51)
2019	129,031	4.567716	to	5.654394	676,920	5.05	0.35 to 1.25	20.13	to	21.22
2018	135,935	3.802249	to	4.671736	588,216	4.49	0.35 to 1.25	(6.90)	to	(6.06)
LifePoints Moderate Strategy Division
2022	38,677	$1.414783	to	$1.628787	$60,838	1.80%	0.35% to 1.25%	(16.70)%	to	(15.95	) %
2021	43,260	1.698371	to	1.937804	81,184	4.22	0.35 to 1.25	6.89	to	7.85
2020	45,639	1.588894	to	1.796695	79,806	2.11	0.35 to 1.25	5.08	to	6.03
2019	53,948	1.512123	to	1.694566	88,743	1.22	0.35 to 1.25	11.15	to	12.15
2018	61,899	1.360492	to	1.511015	90,783	4.41	0.35 to 1.25	(6.10)	to	(5.26)
LifePoints Balanced Strategy Division
2022	105,459	$1.502842	to	$1.730220	$175,063	1.76%	0.35% to 1.25%	(17.39)%	to	(16.64	) %
2021	112,533	1.819166	to	2.075714	224,395	4.69	0.35 to 1.25	11.64	to	12.64
2020	123,776	1.629523	to	1.842719	218,733	1.21	0.35 to 1.25	6.31	to	7.27
2019	142,171	1.532773	to	1.717774	234,304	1.54	0.35 to 1.25	15.01	to	16.04
2018	160,588	1.332766	to	1.480278	228,163	5.37	0.35 to 1.25	(7.95)	to	(7.12)
LifePoints Growth Strategy Division
2022	82,279	$1.526760	to	$1.757763	$136,018	1.31%	0.35% to 1.25%	(18.23)%	to	(17.49	) %
2021	87,969	1.867142	to	2.130455	176,401	4.55	0.35 to 1.25	15.99	to	17.03
2020	99,693	1.609785	to	1.820383	171,086	1.69	0.35 to 1.25	8.38	to	9.36
2019	112,731	1.485265	to	1.664527	177,324	0.70	0.35 to 1.25	16.60	to	17.65
2018	122,864	1.273823	to	1.414812	164,572	4.91	0.35 to 1.25	(9.19)	to	(8.37)
LifePoints Equity Growth Strategy Division
2022	19,123	$1.450150	to	$1.669590	$30,193	1.22%	0.35% to 1.25%	(18.70)%	to	(17.97	) %
2021	19,581	1.783706	to	2.035276	37,815	5.04	0.35 to 1.25	18.13	to	19.19
2020	21,263	1.509990	to	1.707568	34,432	2.15	0.35 to 1.25	6.91	to	7.88
2019	23,632	1.412370	to	1.582862	35,553	0.23	0.35 to 1.25	18.60	to	19.67
2018	27,477	1.190878	to	1.322719	34,599	4.87	0.35 to 1.25	(10.58)	to	(9.77)
Credit Suisse Trust Commodity Return Strategy Division
2022	68,049	$6.019683	to	$6.685526	$439,586	16.78%	0.35% to 1.25%	14.90%	to	15.94%
2021	83,449	5.238853	to	5.766476	466,448	4.99	0.35 to 1.25	26.90	to	28.04
2020	88,958	4.128458	to	4.503663	389,371	5.58	0.35 to 1.25	(2.71)	to	(1.83)
2019	80,582	4.243255	to	4.587388	360,044	0.88	0.35 to 1.25	5.37	to	6.32
2018	71,630	4.027153	to	4.314833	302,025	2.53	0.35 to 1.25	(12.75)	to	(11.97)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

The Northwestern Mutual

Life Insurance Company

Statutory Financial Statements and

Supplementary Information

December 31, 2022, 2021 and 2020

Report of Independent Auditors

To the Board of Trustees of

The Northwestern Mutual Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of The Northwestern Mutual Life Insurance Company (the “Company”), which comprise the statutory statements of financial position as of December 31, 2022 and 2021 and the related statutory statements of operations, changes in surplus, and of cash flows for each of the three years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 833 E. Michigan, Milwaukee, WI 53202

T: (414) 212 1600, www.pwc.com/us

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Milwaukee, Wisconsin

February 15, 2023

The Northwestern Mutual Life Insurance Company

Statutory Statements of Financial Position

(in millions)

	December 31,
	2022	2021

Assets:
Bonds	$187,268	$179,121
Mortgage loans	51,798	47,844
Policy loans	17,653	17,208
Common and preferred stocks	2,539	4,242
Real estate	2,906	3,113
Other investments	30,108	29,184
Cash and short-term investments	4,476	3,786

Total investments	296,748	284,498

Due and accrued investment income	2,262	2,042
Net deferred tax assets	2,109	1,569
Deferred premium and other assets	4,990	4,162
Separate account assets	34,281	42,383

Total assets	$340,390	$334,654

Liabilities and surplus:
Policy benefit reserves	$242,443	$230,034
Deposit funds	10,987	8,303
Policyowner dividends payable	6,820	6,505
Interest maintenance reserve	(212)	3,162
Asset valuation reserve	7,176	7,733
Other liabilities	9,010	7,251
Separate account liabilities	34,281	42,383

Total liabilities	310,505	305,371

Surplus:
Surplus notes	4,480	4,475
Unassigned surplus	25,405	24,808

Total surplus	29,885	29,283

Total liabilities and surplus	$340,390	$334,654

The accompanying notes are an integral part of these Statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Operations

(in millions)

	For the years ended
	December 31,

	2022	2021	2020

Revenue:
Premiums	$22,288	$22,771	$19,323
Net investment income	11,768	10,447	11,078
Other income	840	814	723

Total revenue	34,896	34,032	31,124

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	11,707	12,022	11,736
Net additions to policy benefit reserves	12,224	12,736	9,527
Net transfers from separate accounts	(490)	(805)	(680)

Total benefits	23,441	23,953	20,583

Commissions and operating expenses	4,158	4,048	3,502

Total benefits and expenses	27,599	28,001	24,085

Gain from operations before dividends and taxes	7,297	6,031	7,039

Policyowner dividends	6,833	6,522	6,235

Gain (loss) from operations before taxes	464	(491)	804
Income tax (benefit) expense	(160)	(1,166)	277

Net gain from operations	624	675	527
Net realized capital gains (losses)	288	303	(102)

Net income	$912	$978	$425

The accompanying notes are an integral part of these Statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Changes in Surplus

(in millions)

	For the years ended

	December 31,
	2022	2021	2020

Beginning of year balance	$29,283	$24,957	$24,216

Net income	912	978	425

Change in net unrealized capital gains and losses	(1,549)	3,489	799

Change in net deferred tax assets	470	(476)	807

Change in nonadmitted assets	(71)	(579)	228

Change in asset valuation reserve	557	(371)	(1,159)

Change in surplus notes	5	902	5

Other surplus changes	278	383	(364)

Net increase in surplus	602	4,326	741

End of year balance	$29,885	$29,283	$24,957

The accompanying notes are an integral part of these Statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Cash Flows

(in millions)

	For the years ended December 31,
	2022	2021	2020

Cash flows from operating activities:
Premiums and other income received	$16,296	$17,146	$13,808
Investment income received	10,911	10,345	10,036
Benefit and dividend payments to policyowners and beneficiaries	(10,703)	(10,983)	(10,537)
Net transfers from separate accounts	446	771	664
Commissions, expenses and taxes paid	(3,768)	(3,542)	(3,809)

Net cash provided by operating activities	13,182	13,737	10,162

Cash flows applied to investing activities:
Proceeds from investments sold or matured:
Bonds	40,363	53,499	60,747
Mortgage loans	3,368	2,868	3,301
Common and preferred stocks	2,241	2,741	4,046
Real estate	67	298	468
Other investments	4,536	4,213	3,063

Subtotal proceeds from investments	50,575	63,619	71,625

Cost of investments acquired:
Bonds	(51,983)	(65,845)	(64,976)
Mortgage loans	(6,679)	(9,259)	(5,008)
Common and preferred stocks	(1,013)	(1,083)	(4,075)
Real estate	(27)	(247)	(478)
Other investments	(6,202)	(4,303)	(7,537)

Subtotal cost of investments acquired	(65,904)	(80,737)	(82,074)

Net (outflows) inflows of policy loans	(152)	746	492

Net cash applied to investing activities	(15,481)	(16,372)	(9,957)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	-	897	-
Net inflows on deposit-type contracts	2,239	2,877	724
Other cash applied	750	(592)	(98)

Net cash provided by financing and miscellaneous sources	2,989	3,182	626

Net increase in cash and short-term investments	690	547	831

Cash and short-term investments, beginning of year	3,786	3,239	2,408

Cash and short-term investments, end of year	$4,476	$3,786	$3,239

The accompanying notes are an integral part of these Statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Cash Flows (supplemental)

(in millions)

	For the years ended
	December 31,
	2022	2021	2020

Supplemental disclosures of cash flow information

Non-cash operating, investing and financing and miscellaneous sources not included in the statutory statements of cash flows:

Operating:
Dividends used to pay premiums and loans	$6,277	$6,011	$5,779
Capitalized interest and payment in-kind investment income	835	848	895
Other policyowner contract activity	345	299	268
Employee benefit and compensation plan expenses	178	80	100

Investing:
Bond refinancings and exchanges	2,257	3,065	3,652
Mortgage loan refinancings and transfers	1,343	573	520
Net asset transfers with affiliated entities	1,088	94	434
Net policy loan activity	316	335	285
Net premium loan activity	115	131	113
Common stock exchanges	9	4	22
Other invested asset exchanges	6	113	163
Real estate exchange	-	27	-

Financing and Miscellaneous:
Deposit-type contract deposits and interest credited	444	567	556
Surplus note exchange	5	5	5

The accompanying notes are an integral part of these Statutory financial statements.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

1.	Basis of Presentation

The accompanying statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (the Company). The Company offers life, annuity and disability insurance products to the personal, business and estate markets throughout the United States of America.

As part of an affiliated reinsurance agreement, the Company assumes the risks associated with the long-term care policies issued by its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (NLTC). See Note 9 for more information regarding reinsurance and its impacts on the Company’s statutory financial statements.

These statutory financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting or SAP), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (NAIC). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statutory statements of operations, are defined differently, (5) majority-owned subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income, (7) no deferral of realized investment gains and losses is permitted and (8) “nonadmitted” assets, required for the statutory basis of accounting, are included in total assets. The effects on the Company’s statutory financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

Permitted Accounting Practice

The Company has been granted a permitted accounting practice from the Commissioner of Insurance of the State of Wisconsin that allows for the admissibility of a net negative interest maintenance reserve (IMR) balance. This permitted practice is effective December 31, 2022 until further notice and is subject to certain conditions, which have been met by the Company. If the Company’s negative IMR were to be disallowed, the IMR liability would increase by $212 million and statutory surplus would decrease by $212 million as of December 31, 2022. Net income would not be impacted by the permitted practice for the year ended December 31, 2022. The Company’s net income and statutory surplus were not impacted by the permitted practice as of and for the years ended December 31, 2021 and 2020.

As of December 31, 2022, if the Company had not used the above permitted practice that differs from NAIC SAP a risk based capital regulatory event would not have been triggered. The impact on net income and surplus is shown in the following table.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

A reconciliation of the Company’s net income and surplus between NAIC SAP and practices prescribed and permitted by the state of Wisconsin is shown below:

For the year ended December 31,
2022
(in millions)
Net Income, Wisconsin State Basis	$912

State Permitted Practices:
Allowance of net negative IMR	-

Net Income, NAIC SAP	$912

December 31,
2022
(in millions)
Statutory Surplus, Wisconsin State Basis	$29,885

State Permitted Practices:
Allowance of net negative IMR	(212)

Statutory Surplus, NAIC SAP	$29,673

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance and annuity policyowners, secured by the cash value of the related policies. Policy loans earn interest at either a fixed or variable rate, based on either an election that is made by the policyowner when applying for their policy or, for certain policies, as specified by the contract. If a variable rate is elected or specified by the contract, the rate will be reset annually. Policy loans are reported at the unpaid principal balance, which approximates fair value.

Cash and Short-term Investments

Short-term investments include securities that have maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity and certain variable universal life policyowners also have the option to invest in fixed-rate investment options, which are supported by the assets held in the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Policy Benefit Reserves

Policy benefit reserves generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (OCI). These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 14 for more information regarding the Company’s policy benefit reserves.

Deposit Funds

Deposit funds include liabilities for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners. See Note 5 for more information regarding the Company’s deposit funds.

Policyowner Dividends

All life and disability insurance policies and certain annuity policies issued by the Company are participating. All long-term care insurance policies issued by NLTC are also participating. Annually, the Company’s Board of Trustees (at its discretion) approves the amount and allocation, if any, of dividends among groups of policies issued by the Company, based on management’s recommendation. The payment of dividends on any particular policy is not guaranteed. Dividends are accrued and charged to operations when approved. The liability for policyowner dividends includes the estimated amount of annual and termination dividends. Termination dividends are additional dividends payable on whole life policies upon surrender, maturity or, for policies issued in one state, death. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, or use them as follows: reduce future premiums due, purchase additional insurance benefits, repay policy loans, or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits or pay premiums are reported as premiums in the statutory statements of operations but are not included in premiums received or benefit and dividend payments to policyowners and beneficiaries in the statutory statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of annual dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of annual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year. The fact that the Company guarantees a minimum aggregate payment of annual dividends in one year does not obligate the Company to declare a dividend in future years or to guarantee any portion of dividends that may be declared in future years.

Interest Maintenance Reserve

The Company is required to maintain an IMR. The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into net investment income over the estimated remaining term to maturity of the investment sold or the hedged item. See Note 1 for disclosure of the impact of the Company’s application of a permitted accounting practice for IMR.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (AVR). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the statutory statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from revenue in the statutory statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with repurchase agreements and interest expense related to the Company’s surplus notes. Accrued investment income more than ninety days past due is a nonadmitted asset. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made. See Note 3 for more information regarding net investment income and repurchase agreements and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowances are recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, maturity, disability and long-term care benefits, as well as payments on supplementary contracts and income annuities that include life contingencies. Benefit payments on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from benefits in the statutory statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating expenses, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

12

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred tax assets and liabilities represent the respective future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in net unrealized capital gains and losses in the statutory statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the statutory statements of changes in surplus.

The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is recorded only if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are charged or credited to operations in the year that such determination is made by the Company. The Company reports interest accrued or released related to contingent tax liabilities in current income taxes or tax benefit.

See Note 10 for more information on the Company’s income taxes.

Information Technology Equipment and Software

The cost of information technology (IT) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years using the straight-line method. IT equipment and operating software assets of $28 million and $34 million at December 31, 2022 and 2021, respectively, are included in other assets in the statutory statements of financial position and are net of accumulated depreciation of $78 million and $60 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statutory statements of financial position. These amounts were $469 million and $423 million at December 31, 2022 and 2021, respectively. Depreciation expense for IT equipment and software totaled $179 million, $160 million and $153 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statutory statements of financial position. These amounts were $116 million and $132 million at December 31, 2022 and 2021, respectively. Depreciation expense for furniture, fixtures and equipment totaled $18 million, $17 million and $14 million for the years ended December 31, 2022, 2021 and 2020, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Corporate Owned Life Insurance

Through a wholly-owned subsidiary, the Company indirectly holds corporate-owned life insurance (COLI) to provide protection against key-person risk for certain qualified employees and to help fund certain future employee benefit expenses. See Note 3 for more information regarding COLI.

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), derivatives, prepaid expense, and certain equity-method investments in entities for which audits are not performed, are excluded from assets and surplus in the statutory statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the statutory statements of changes in surplus.

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company invests in bonds, mortgage loans, equities, and other investments denominated in foreign currencies. Investments denominated in a foreign currency are remeasured to U.S. dollars at each reporting date using then-current foreign currency exchange rates. Translation gains or losses relating to fluctuations in exchange rates are reported as a change in net unrealized capital gains and losses until the related investment is sold, determined to be other-than-temporarily impaired or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are remeasured to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Accounting Pronouncement Adopted

During 2021, the Company adopted revisions to Statement of Statutory Accounting Principles (SSAP) 26R - Bonds. These revisions require the Company to account for the difference of proceeds received and par on bond tenders as prepayment fees which are reported in net investment income on the statutory statements of operations. Previously, the Company treated bond tenders as sales, reporting the difference between proceeds and par as realized capital gains (losses) on the statutory statements of operations and subject to deferral to the IMR. The Company adopted the revisions to SSAP 26R prospectively as of January 1, 2021 resulting in $2 million and $218 million of tenders being included in net investment income on the statutory statements of operations for the years ended December 31, 2022 and 2021, respectively.

Subsequent Events

The Company has evaluated events subsequent to December 31, 2022 through February 15, 2023, the date these statutory financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that no events subsequent to December 31, 2022 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

3.	Investments

Bonds

The Securities Valuation Office (SVO) of the NAIC Investment Analysis Office evaluates the credit quality of the Company’s bond investments and issues related designations. Bonds designated as “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the statutory financial statements at amortized cost less any other-than-temporary impairment. Bonds designated “6” (lowest quality) are reported at the lower of amortized cost or fair value. SVO-identified funds include certain SVO approved bond exchange-traded fund investments and are reported at fair value. The interest method is used to amortize any purchase premium or discount, including estimates

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

The statement value and fair value of bonds at December 31, 2022 and 2021, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2022	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value

	(in millions)
U.S. Government	$5,027	$37	$(400)	$4,664
States, territories and possessions	1,131	10	(95)	1,046
Special revenue and assessments	17,951	51	(2,467)	15,535
All foreign governments	2,465	6	(318)	2,153
Hybrid securities	436	4	(32)	408
SVO-identified funds	-	-	-	-
Industrial and miscellaneous	160,258	439	(18,389)	142,308

Total bonds	$187,268	$547	$(21,701)	$166,114

December 31, 2021	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value

	(in millions)
U.S. Government	$5,357	$115	$(63)	$5,409
States, territories and possessions	757	118	(2)	873
Special revenue and assessments	17,829	687	(160)	18,356
All foreign governments	5,135	262	(47)	5,350
Hybrid securities	591	45	(1)	635
SVO-identified funds	199	—	—	199
Industrial and miscellaneous	149,253	8,844	(658)	157,439

Total bonds	$179,121	$10,071	$(931)	$188,261

Bonds classified by the NAIC as special revenue and assessments primarily consist of U.S. Government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as industrial and miscellaneous consist primarily of notes issued by public and private corporate entities and structured securities not issued by U.S. Government agencies.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Statement value of bonds by SVO designation category at December 31, 2022 and 2021 was as follows:

December 31, 2022	SVO Designation

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$5,027	$-	$-	$-	$-	$-	$5,027

States, territories and possessions	936	195	-	-	-	-	1,131

Special revenue and assessments	17,843	83	25	-	-	-	17,951

All foreign governments	964	1,473	21	7	-	-	2,465

Hybrid securities	-	342	94	-	-	-	436

SVO-identified funds	-	-	-	-	-	-	-

Industrial and miscellaneous	81,328	65,656	5,740	4,485	2,890	159	160,258

Total bonds	$106,098	$67,749	$5,880	$4,492	$2,890	$159	$187,268

December 31, 2021	SVO Designation

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$5,357	$-	$-	$-	$-	$-	$5,357

States, territories and possessions	609	148	-	-	-	-	757

Special revenue and assessments	17,615	186	28	-	-	-	17,829

All foreign governments	1,662	3,266	162	37	8	-	5,135

Hybrid securities	-	432	146	13	-	-	591

SVO-identified funds	-	199	-	-	-	-	199

Industrial and miscellaneous	69,951	64,509	7,183	4,770	2,658	182	149,253

Total bonds	$95,194	$68,740	$7,519	$4,820	$2,666	$182	$179,121

Based on statement value, 93% and 92% of the Company’s bond portfolio was designated investment grade (i.e., designated 1 or 2 by the SVO) at December 31, 2022 and 2021, respectively.

Statement value and fair value of structured securities at December 31, 2022 and 2021, aggregated by investment grade or below investment grade (i.e., designated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2022	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)			(in millions)	(in millions)
Residential mortgage-backed:
U.S. Government agencies	$14,176	$12,270	$-	$-	$14,176	$12,270
Other prime	209	192	-	-	209	192
Other below-prime	1,578	1,432	2	2	1,580	1,434
Commercial mortgage-backed:
U.S. Government agencies	72	65	-	-	72	65
Conduit	5,672	5,185	26	20	5,698	5,205
Other asset-backed	16,905	16,035	137	115	17,042	16,150

Total structured securities	$38,612	$35,179	$165	$137	$38,777	$35,316

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

December 31, 2021	Investment Grade		Below Investment Grade			Total
	Statement Value	Fair Value	Statement Value		Fair Value	Statement Value	Fair Value

	(in millions)			(in millions)		(in millions)
Residential mortgage-backed:
U.S. Government agencies	$15,221	$15,411	$—		$—	$15,221	$15,411
Other prime	660	663	—		—	660	663
Other below-prime	888	885	1		1	889	886
Commercial mortgage-backed:
U.S. Government agencies	78	80	—		—	78	80
Conduit	5,050	5,109	—		—	5,050	5,109
Other asset-backed	13,724	13,873	14		15	13,738	13,888

Total structured securities	$35,621	$36,021	$15		$16	$35,636	$36,037

Based on statement value, over 99% of the Company’s structured securities portfolio was designated as investment grade at each of December 31, 2022 and 2021. Based on statement value, the Company’s investment in residential mortgage-backed securities issued by U.S. Government agencies was 8% of total bond investments at each of December 31, 2022 and 2021.

Statement value and fair value of bonds and short-term investments by contractual maturity at December 31, 2022 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees.

	Statement	Fair
	Value	Value

	(in millions)

Due in one year or less	$7,642	$7,630

Due after one year through five years	42,236	40,003

Due after five years through ten years	53,839	48,141

Due after ten years	87,485	74,274

Total	$191,202	$170,048

Mortgage Loans

Mortgage loans consist primarily of commercial mortgage loans underwritten and originated by the Company and are reported at the unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method. Affiliated mortgage loan investments were $161 million and $199 million at December 31, 2022 and 2021, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2022 and 2021 was as follows:

December 31, 2022	United States of America
	East	Midwest	South	West	Foreign	Total

	(in millions)

Apartment	$8,483	$2,844	$5,752	$10,336	$-	$27,415

Office	3,187	579	1,019	3,540	-	8,325

Retail	1,896	495	1,232	1,505	-	5,128

Warehouse/Industrial	2,044	1,125	420	2,582	147	6,318

Manufactured housing	286	309	1,652	1,595	204	4,046

Other	174	211	27	154	-	566

Total	$16,070	$5,563	$10,102	$19,712	$351	$51,798

December 31, 2021	United States of America
	East	Midwest	South	West	Foreign	Total

	(in millions)

Apartment	$8,006	$2,577	$4,649	$9,388	$-	$24,620

Office	3,185	790	1,100	3,519	-	8,594

Retail	2,237	506	1,472	1,851	-	6,066

Warehouse/Industrial	1,635	688	412	1,871	171	4,777

Manufactured housing	277	313	1,288	1,325	218	3,421

Other	120	60	28	158	-	366

Total	$15,460	$4,934	$8,949	$18,112	$389	$47,844

The Company has mortgage loans where co-lending or participation arrangements are in place with unaffiliated third parties. Mortgage loans with co-lending or participation arrangements totaled $2.9 billion and $3.2 billion at December 31, 2022 and 2021, respectively.

Interest rates and loan-to-value (LTV) ratio information for the Company’s mortgage loans originated or refinanced during 2022 and 2021 is summarized below.

For mortgage loans originated or refinanced during:	2022	2021

Minimum interest rate	2.37%	1.50%

Maximum interest rate	7.38%	7.15%

Weighted-average LTV	54%	56%

Maximum LTV	69%	74%

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A lower LTV ratio generally indicates a higher quality loan. At December 31, 2022 and 2021, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 53% and 52%, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2022 and 2021 was as follows:

December 31, 2022	< 51%	51%-70%	71%-90%	> 90%	Total

	(in millions)

Apartment	$10,631	$15,340	$1,408	$36	$27,415

Office	3,549	3,606	805	365	8,325

Retail	1,476	2,686	627	339	5,128

Warehouse/Industrial	2,631	3,664	23	-	6,318

Manufactured housing	2,466	1,580	-	-	4,046

Other	325	176	-	65	566

Total	$21,078	$27,052	$2,863	$805	$51,798

December 31, 2021	< 51%	51%-70%	71%-90%	> 90%	Total

	(in millions)

Apartment	$7,766	$16,240	$614	$-	$24,620

Office	4,816	3,453	325	-	8,594

Retail	1,750	3,655	416	245	6,066

Warehouse/Industrial	2,154	2,623	-	-	4,777

Manufactured housing	1,240	2,166	15	-	3,421

Other	111	189	-	66	366

Total	$17,837	$28,326	$1,370	$311	$47,844

The aggregate statement value of mortgage loans with LTV in excess of 100% was $272 million at December 31, 2022. At December 31, 2021, the Company had no mortgage loans with an LTV ratio in excess of 100%.

The fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary due to changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a request by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, the statutory basis of accounting requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company recognized no capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2022, 2021 and 2020,

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

respectively. The Company had no mortgage loans at either of December 31, 2022 or December 31, 2021 that were considered “restructured.”

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in net unrealized capital gains and losses in the statutory statements of changes in surplus. If the Company later determines that the decline in value is other-than-temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at December 31, 2022 or 2021. The Company had one mortgage loan that went into default during 2022 and is in the process of foreclosure at December 31, 2022 while all loans were performing during 2021. The Company recognized other-than-temporary impairment losses on mortgage loans of $25 million and $0 for the years ended December 31, 2022 and 2021, respectively.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $2,361 million and $4,067 million included in the statutory statements of financial position at December 31, 2022 and 2021, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is primarily determined using a sponsor valuation or market comparables approach. The equity method is generally used to report investments in common stock of unconsolidated subsidiaries.

Redeemable preferred stocks designated 1, 2 or 3 by the SVO are reported at amortized cost. Redeemable preferred stocks designated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. Perpetual preferred stocks are reported at the lower of fair value or the currently effective call price for the stock. At December 31, 2022 and 2021, the statutory statements of financial position included $178 million and $175 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily determined using a sponsor valuation or market comparables approach.

See Note 14 for more information regarding the fair value of the Company’s investments in common and preferred stock.

Real Estate

Real estate investments are reported at cost, less any encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income or the present value of future cash flows generated by the property.

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2022 and 2021 was as follows:

December 31, 2022	East	Midwest	South	West	Total

	(in millions)

Apartment	$308	$172	$275	$745	$1,500

Office	208	558	50	-	816

Warehouse/Industrial	254	-	-	203	457

Other	16	15	102	-	133

Total	$786	$745	$427	$948	$2,906

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

December 31, 2021	East	Midwest	South	West	Total

	(in millions)

Apartment	$315	$180	$283	$810	$1,588

Office	211	672	52	-	935

Warehouse/Industrial	257	-	-	202	459

Other	16	10	105	-	131

Total	$799	$862	$440	$1,012	$3,113

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $558 million and $672 million at December 31, 2022 and 2021, respectively. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (JVs) and limited liability companies (LLCs). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through wholly-owned non-insurance investment holding companies organized as LLCs. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the statutory statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity.

The statement value of other investments held directly or indirectly by the Company at December 31, 2022 and 2021 was as follows:

	December 31,
	2022	2021

	(in millions)

Securities partnerships and LLCs	$12,075	$11,112

Bonds	4,470	4,748

Real estate JVs, partnerships and LLCs	3,453	3,989

Common and preferred stocks	3,384	3,083

Derivative instruments	1,680	629

Wholly owned real estate	1,070	1,171

COLI	1,037	1,248

Cash and short-term investments	795	1,964

Structured settlements	749	770

Low income housing tax credit properties	721	702

Other net assets (liabilities)	674	(232)

Total	$30,108	$29,184

For securities partnerships and LLCs, bonds, common and preferred stocks, COLI, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate related investments (including JVs, partnerships and LLCs), structured settlements, and tax credit properties, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 13 years of unexpired credits at December 31, 2022 and 2021, respectively. The required holding period for tax credit properties is 15

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

years. The amount of tax credits and other tax benefits recognized during 2022 and 2021 were $161 million and $150 million, respectively. See Note 10 for more information regarding the Company’s use of tax credits. See Note 4 for more information regarding the Company’s use of derivatives.

Investments in Subsidiaries, Controlled and Affiliated Entities

The Company’s investments in subsidiaries, controlled and affiliated entities (SCAs) are reported in the statutory statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. At December 31, 2022 and 2021, the value of wholly-owned SCA investments were as follows:

	December 31, 2022			December 31, 2021

	Investment in SCA	Nonadmitted Asset	Statement Value	Investment in SCA	Nonadmitted Asset	Statement Value

		(in millions)			(in millions)

NM Wealth Management Company	$252	$-	$252	$275	$-	$275

Total common stock SCAs [1]	252	-	252	275	-	275

NML Securities Holdings, LLC	13,299	-	13,299	13,533	-	13,533

NML Real Estate Holdings, LLC	2,145	-	2,145	2,814	-	2,814

NM Investment Holdings, LLC	1,335	-	1,335	1,383	-	1,383

QOZ Holding Company, LLC	389	-	389	234	1	233

NM Investment Services, LLC	170	-	170	151	-	151

NM Investment Management Company, LLC	130	130	-	64	64	-

NM Pebble Valley, LLC	90	-	90	224	-	224

Mason Street Advisors, LLC	79	79	-	45	45	-

Wysh Holdings, LLC	68	3	65	15	3	12

NM GP Holdings, LLC	67	15	52	64	7	57

Lake Emily Holdings, LLC	64	-	64	-	-	-

NM-SAS, LLC	9	6	3	11	7	4

GRO-SUB, LLC	2	2	-	2	2	-

NM Career Distribution Holdings, LLC	1	1	-	3	3	-

NMU Holdings, LLC	-	-	-	-	-	-

GRO, LLC	-	-	-	-	-	-

Total other investment SCAs [2]	17,848	236	17,612	18,543	132	18,411

Total investments in SCAs	$18,100	$236	$17,864	$18,818	$132	$18,686

[1]	Reported in common and preferred stocks in the statutory statements of financial position.
[2]	Reported in other investments in the statutory statements of financial position.

Investment filings for all common stock SCAs were submitted to the NAIC during 2022. In all cases, the NAIC accepted the statement value.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Net Investment Income

The sources of net investment income for the years ended December 31, 2022, 2021 and 2020 were as follows:

	For the years ended December 31,

	2022	2021	2020

		(in millions)

Bonds	$6,566	$6,286	$6,154

Mortgage loans	1,899	1,829	1,717

Common and preferred stocks	183	194	188

Real estate	310	279	279

Other investments	2,351	1,200	2,122

Policy loans	1,143	1,148	1,180

Amortization of IMR	292	422	255

Gross investment income	12,744	11,358	11,895

Less: investment expenses	976	911	817

Net investment income	$11,768	$10,447	$11,078

For the years ended December 31, 2022, 2021 and 2020 bond investment income included $51 million, $392 million and $82 million of prepayment fees, respectively, generated as a result of 175, 321 and 127 securities, respectively, tendered or otherwise redeemed as a result of a callable feature.

Realized Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be other-than-temporary. Realized capital gains and losses, as reported in the statutory statements of operations, are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses.

Realized capital gains and losses for the years ended December 31, 2022, 2021 and 2020 were as follows:

	For the year ended			For the year ended			For the year ended

	December 31, 2022			December 31, 2021			December 31, 2020

			Net			Net			Net

			Realized			Realized			Realized

	Realized	Realized	Gains	Realized	Realized	Gains	Realized	Realized	Gains

	Gains	Losses	(Losses)	Gains	Losses	(Losses)	Gains	Losses	(Losses)

		(in millions)			(in millions)			(in millions)

Bonds	$241	$(3,614)	$(3,373)	$1,637	$(395)	$1,242	$2,724	$(861)	$1,863
Mortgage loans	-	(28)	(28)	-	(2)	(2)	-	(22)	(22)
Common and preferred stocks	395	(112)	283	494	(39)	455	461	(643)	(182)
Real estate	23	(99)	(76)	153	(42)	111	253	-	253
Other investments	2,154	(2,403)	(249)	1,506	(1,220)	286	1,350	(1,302)	48

Subtotal	$2,813	$(6,256)	(3,443)	$3,790	$(1,698)	2,092	$4,788	$(2,828)	1,960

Less: IMR net gains (losses) before taxes			(3,902)			1,556			2,064
Less: Capital gains tax expense (benefit)			171			233			(2)

Net realized capital gains (losses)			$288			$303			$(102)

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bonds totaled $28 billion, $36 billion, and $48 billion for the years ended December 31, 2022, 2021 and 2020, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify investments that have experienced a decline in fair value that is considered to be other-than-temporary. Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other-than-temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry sector credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary impairment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The Company’s review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2022, 2021 and 2020 were as follows:

	For the years ended December 31,
	2022	2021	2020
Bonds, common and preferred stocks:		(in millions)

Structured securities	$-	$-	$-
Foreign government	-	-	(34)
Consumer discretionary	(66)	(44)	(51)
Industrials	(40)	(20)	(42)
Energy	(3)	-	(59)
Other	(15)	-	(13)

Subtotal	(124)	(64)	(199)

Mortgage loans	(25)	-	(15)
Real estate	(99)	(39)	-

Other investments:
Securities partnerships	-	(2)	(6)
Energy and transportation	-	(6)	-

Subtotal	-	(8)	(6)

Total	$(248)	$(111)	$(220)

In addition to the realized capital losses above, $11 million, $61 million and $37 million of other-than-temporary impairments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2022, 2021 and 2020, respectively. The decline in the Company’s equity in these subsidiaries resulting from these impairments is reported in changes in net unrealized capital gains and losses in the statutory statements of changes in surplus.

Unrealized Capital Gains and Losses

Unrealized capital gains and losses include changes in the fair value of common and some preferred stocks, other investments and currency translation adjustments on foreign-denominated bonds and mortgage loans and are reported net of any related changes in deferred taxes in the statutory statements of changes in surplus. Changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated subsidiaries are also reported as changes in unrealized capital gains and losses. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

Changes in net unrealized capital gains and losses for the years ended December 31, 2022, 2021 and 2020 were as follows:

	For the years ended December 31,

	2022	2021	2020

	(in millions)

Bonds	$(1,016)	$(470)	$606

Mortgage loans	(20)	(10)	33

Common and preferred stocks	(728)	260	520

Other investments	81	3,969	(251)

Subtotal	(1,683)	3,749	908

Change in deferred taxes	134	(260)	(109)

Change in net unrealized capital gains and losses	$(1,549)	$3,489	$799

Changes in net unrealized capital gains and losses for the years ended December 31, 2022, 2021 and 2020 included the reversal of previously unrealized capital gains of $(1,461) million, $(236) million and $(1,428) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2022 and 2021 were as follows:

	December 31, 2022

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$88,076	$78,708	$(9,368)	$50,675	$40,648	$(10,027)

Structured Securities	21,529	20,241	(1,288)	15,104	12,900	(2,204)

Common and preferred stocks	601	524	(77)	37	26	(11)

Total	$110,206	$99,473	$(10,733)	$65,816	$53,574	$(12,242)

	December 31, 2021

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$29,396	$28,791	$(605)	$7,072	$6,693	$(379)

Structured Securities	15,343	15,167	(176)	1,613	1,560	(53)

Common and preferred stocks	188	169	(19)	62	49	(13)

Total	$44,927	$44,127	$(800)	$8,747	$8,302	$(445)

Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances.

For securities without a full SVO credit analysis performed that are current on principal and interest the statutory basis of accounting allows the Company to assign a NAIC designation of “5GI” to such securities

26

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

for reporting purposes. At December 31, 2022 and 2021, the statement and fair values of NAIC 5GI securities were as follows:

	December 31,

	2022			2021

	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value

	($ in millions)			($ in millions)

Bonds	94	$2,123	$1,820	72	$1,613	$1,641
Preferred stock	2	13	13	28		8
Loan-backed and structured securities	1	—	—	1	—	—

Total	$97	$2,136	$1,833	75	$1,621	$1,649

Repurchase Agreements

The Company participates in bilateral and tri-party repurchase programs with U.S. domiciled unaffiliated third parties. The agreements under these programs require the Company to sell securities and simultaneously agree to repurchase the same (or substantially the same) securities prior to the securities reaching their maturity. These repurchase agreements are intended to enhance the yield of the Company’s investment portfolio. The agreements are accounted for as collateralized borrowings with the transferred security proceeds recorded as other liabilities in the statutory statements of financial position while the underlying securities continue to be recorded as investments by the Company. Investment earnings are recorded as net investment income and the difference between the transferred security proceeds and the amount at which the securities will be subsequently reacquired is amortized into net investment income as interest expense in the statutory statements of operations.

The Company manages counterparty and other risks associated with its repurchase program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 97% of the fair value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received.

Cash collateral received, and the liability to return that collateral which is included within other liabilities in the statutory statements of financial position, had the following characteristics during 2022 and 2021:

For the quarter ended:	Maximum Balance	Ending Balance

	(in millions)

March 31, 2022	$1,277	$1,243

June 30, 2022	$2,032	$2,032

September 30, 2022	$2,352	$2,300

December 31, 2022	$2,316	$2,295

March 31, 2021	$1,315	$1,287

June 30, 2021	$1,295	$1,292

September 30, 2021	$1,300	$1,280

December 31, 2021	$1,281	$1,277

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

During 2022 and 2021, securities sold under repurchase agreements included the following characteristics:

For the quarter ended:	Maximum Balance (Fair Value)	Ending Balance (Fair Value)	Ending Balance (Statement Value)

	(in millions)
March 31, 2022	$1,311	$1,273	$1,243
June 30, 2022	$2,080	$2,073	$2,032
September 30, 2022	$2,406	$2,340	$2,300
December 31, 2022	$2,372	$2,336	$2,295
March 31, 2021	$1,350	$1,317	$1,287
June 30, 2021	$1,329	$1,318	$1,292
September 30, 2021	$1,334	$1,311	$1,280
December 31, 2021	$1,316	$1,302	$1,277

The repurchase agreements have overnight contractual maturities. Securities sold under the repurchase agreements consisted of U.S. Treasury securities and U.S. Government agency-issued residential mortgage-backed securities. All securities sold had NAIC designations of 1.

The amortized cost, fair value and remaining term to maturity of reinvested repurchase agreement collateral held by the Company at December 31, 2022 and 2021 was as follows:

	December 31, 2022		December 31, 2021
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

	(in millions)		(in millions)
30 days or less	$420	$420	$259	$259
31-60 days	345	345	204	204
61-90 days	372	372	70	70
91-120 days	27	27	26	26
121-180 days	23	22	13	13
181-365 days	391	390	134	134
1-2 years	251	250	330	331
2-3 years	223	223	155	155
Over 3 years	245	240	91	91

Total	$2,297	$2,289	$1,282	$1,283

If the securities sold under the repurchase agreements or the reinvested collateral become less liquid, the Company has the liquidity resources within its general account available to meet potential cash demands when securities are required to be repurchased.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with counterparties in connection with repurchase agreements and derivative transactions.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

At December 31, 2022 and 2021, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. See Note 4 for more information regarding the Company’s derivative portfolio.

The statement value of restricted assets at December 31, 2022 and 2021, summarized by type of restriction, was as follows:

	December 31,
	2022	2021

	(in millions)
Loaned securities - repurchase agreements	$2,295	$1,277
Federal Home Loan Bank of Chicago pledged collateral	4,681	3,705
Derivative transactions	504	121
Federal Home Loan Bank of Chicago stock	121	92
Securities on deposit with states	3	3

Total restricted assets	$7,604	$5,198

Collateral Assets Received

The statement and fair values of collateral received at December 31, 2022 and 2021 were as follows:

	December 31, 2022		December 31, 2021

	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)		(in millions)
Repurchase agreement collateral	$2,295	$2,336	$1,277	$1,302
Derivative collateral	2,141	2,141	898	898
Mortgage loan escrow	101	101	103	103
Real estate escrow and security deposits	4	4	4	4

Total collateral assets	$4,541	$4,582	$2,282	$2,307

The company had not received any derivative collateral related to the separate accounts at December 31, 2022 or 2021. The obligation to return all other collateral received is reported as other liabilities in the statutory statements of financial position.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared or executed in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing exchanges.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

accounting purposes, or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The fair value of collateral held by the Company under derivative support agreements at December 31, 2022 and 2021 was as follows:

	December 31,
	2022	2021

	(in millions)
Bonds:
General Account	$108	$36
Separate Accounts	-	-

Total bond collateral	$108	$36

Cash:
General Account	$2,141	$898
Separate Accounts	-	-

Total cash collateral	$2,141	$898

Bond collateral held in the general account is not reported in the statutory statements of financial position. Cash collateral held in the general account is reported as cash and short-term investments in the statutory statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. Separate account cash collateral assets and related liabilities is reported in the separate account assets and liabilities, respectively, in the statutory statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The fair value of collateral posted by the Company at December 31, 2022 and 2021 was as follows:

	December 31,
	2022	2021

	(in millions)
Bonds posted for derivative support agreements:
General Account	$69	$39
Separate Accounts	2	2
Bonds posted for futures agreements:
General Account	221	41
Separate Accounts	15	17

Total bond collateral	$307	$99

Cash posted for derivative support agreements:
General Account	$187	$13
Separate Accounts	2	1
Cash posted for futures agreements:
General Account	-	4
Separate Accounts	8	4

Total cash collateral	$197	$22

Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as a receivable included in other investments in the statutory statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow or fair value hedges, with the related derivative instrument reported at amortized cost in the statutory statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in fixed and variable interest rate bonds and fixed rate liabilities over a period of up to 12 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans denominated in foreign currencies over a period of up to 30 years. Foreign currency swaps

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the statutory statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

The average fair value of outstanding derivative assets not designated as hedging instruments was $411 million and $187 million for the years ended December 31, 2022 and 2021, respectively. The average fair value of outstanding derivative liabilities not designated as hedging instruments was $139 million and $38 million for the years ended December 31, 2022 and 2021, respectively.

Interest rate caps and floors are used to mitigate the risk of a significant and sustained increase or decrease in interest rates for certain of the Company’s debt instruments and insurance and annuity products. Interest rate caps and floors entitle the Company to pay or receive payments from a counterparty if market interest rates rise above or decline below a specified level. Amounts paid or received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 10 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified number of contracts at a specified price at a future date.

Fixed income forwards are used to gain exposure to the investment risk and return of mortgage-backed securities by utilizing “to-be-announced” (TBA) forward contracts. The Company also uses TBA forward contracts to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost-effective way. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to purchase a substantially similar security for later settlement. These transactions do not qualify as secured borrowings and are accounted for as derivatives.

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies over a period of up to 15 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Warrants are acquired through the purchase of private bonds. Warrants provide the Company the right to purchase an underlying financial instrument at a given price and time. Changes in the value of the underlying financial instrument are reported as a change in unrealized capital gains or losses. When the warrant is exercised, the derivative is terminated, and the current value becomes the basis for the new financial instrument.

Purchased credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific bond issuers. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer obligations under the terms of the bond.

Investment Replications

Equity total return swap replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract. Equity total return swaps are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Interest rate swap replications are used to replicate a bond investment through the use of cash market instruments combined with an interest rate swap. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate and a specified fixed interest rate applied to the notional amount of the contract. Interest rate swap replications, including the derivative components, are reported at amortized cost.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The effects of the Company’s use of derivative instruments on the statutory statements of financial position at December 31, 2022 and 2021 were as follows:

	December 31, 2022

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$300	$1	$-	$1	$-

Interest rate swaps	1,947	-	-	-	(162)

Foreign exchange contracts:

Foreign currency swaps	13,623	1,199	(46)	1,862	(58)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	1,705	51	-	51	-

Interest rate floors	1,806	21	(3)	21	(3)

Interest rate swaps	4,666	151	(162)	151	(162)

Swaptions	4,635	242	-	242	-

Fixed income futures	10,369	-	-	-	-

Fixed income forwards	469	1	(7)	1	(7)

Foreign exchange contracts:

Foreign currency forwards	-	-	-	-	-

Foreign currency swaps	144	14	(1)	14	(1)

Investment replications

Interest rate contracts:

Interest rate swaps	6	-	-	1	-

Total derivatives		$1,680	$(219)	$2,344	$(393)

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

	December 31, 2021

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$400	$1	$-	$14	$-

Interest rate swaps	1,204	-	-	5	(24)

Foreign exchange contracts:

Foreign currency swaps	12,492	412	(287)	788	(147)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	1,596	15	-	15	-

Interest rate floors	200	28	-	28	-

Interest rate swaps	2,243	20	(16)	20	(16)

Swaptions	4,471	90	-	90	-

Fixed income futures	9,534	-	-	-	-

Fixed income forwards	1,750	2	-	2	-

Foreign exchange contracts:

Foreign currency forwards	1,422	49	(4)	49	(4)

Foreign currency swaps	148	12	(4)	12	(4)

Investment replications

Interest rate contracts:

Interest rate swaps	6	-	-	-	-

Total derivatives		$629	$(311)	$1,023	$(195)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the statutory statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The effects of the Company’s use of derivative instruments on the statutory statements of operations and changes in surplus for the years ended December 31, 2022, 2021 and 2020 were as follows:

	For the year ended December 31, 2022
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$3

Interest rate swaps	-	-	(12)

Foreign exchange contracts:

Foreign currency swaps	1,027	65	190

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	36	-	(2)

Interest rate floors	(17)	-	-

Interest rate swaps	(15)	-	-

Swaptions	139	-	(10)

Fixed income futures	(57)	(652)	-

Fixed income forwards	(8)	(91)	-

Foreign exchange contracts:

Foreign currency forwards	(46)	49	-

Foreign currency swaps	5	4	2

Credit contracts:

Purchased credit default swaps	-	-	-

Warrants	-	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Equity contracts:

Equity total return swaps	-	-	-

Total derivatives	$1,064	$(625)	$171

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

	For the year ended December 31, 2021
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income

		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$11

Interest rate swaps	-	-	5

Foreign exchange contracts:

Foreign currency swaps	467	4	153

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	12	-	(2)

Interest rate floors	(7)	-	2

Interest rate swaps	(4)	1	3

Swaptions	27	-	(9)

Fixed income futures	(44)	273	-

Fixed income forwards	(12)	(5)	-

Foreign exchange contracts:

Foreign currency forwards	58	13	-

Foreign currency swaps	5	-	2

Credit contracts:

Purchased credit default swaps	-	-	-

Warrants	(2)	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Equity contracts:

Equity total return swaps	-	-	-

Total derivatives	$500	$286	$165

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

	For the year ended December 31, 2020
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$15

Interest rate swaps	-	-	1

Foreign exchange contracts:

Foreign currency swaps	(641)	29	158

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	(1)

Interest rate floors	9	27	-

Interest rate swaps	6	-	1

Swaptions	(3)	-	(9)

Fixed income futures	12	(121)	-

Fixed income forwards	13	23	-

Foreign exchange contracts:

Foreign currency forwards	2	(83)	-

Foreign currency swaps	(1)	-	2

Credit contracts:

Purchased credit default swaps	-	(1)	-

Warrants	(40)	117	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	5	-

Equity contracts:

Equity total return swaps	-	52	-

Total derivatives	$(643)	$48	$167

There were no changes in net unrealized gains or losses resulting from derivatives that no longer qualify for hedge accounting for the years ended December 31, 2022, 2021 and 2020.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

5.	Policy Benefit Reserves and Deposit Funds

General account policy benefit reserves at December 31, 2022 and 2021 were as follows:

	December 31,
	2022	2021

	(in millions)

Life insurance reserves	$215,691	$205,037

Disability and long-term care active life reserves	7,564	6,728

Disability and long-term care unpaid claims and claim reserves	5,528	5,455

Annuity reserves	13,660	12,814

Total policy benefit reserves	$242,443	$230,034

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the OCI and are computed in accordance with standard actuarial methodology based on the Commissioners’ Reserve Valuation Method (CRVM) or the net level premium method. The reserves are based on assumptions for interest, mortality and other risks insured. Effective January 1, 2017, the OCI required a principles-based approach (PBR) for the calculation of its policy benefit reserves with a three-year phase-in period from the effective date. PBR requires reserves to be calculated using company experience assumptions with margin subject to a floor based on similar prescribed methods and assumptions used with existing in-force business. The Company adopted PBR for certain new life insurance products issued on or after July 1, 2019 and for all remaining life insurance policies issued on or after January 1, 2020.

Life insurance reserve calculations, using basic data, determine tabular interest, tabular cost, and tabular cost less actual reserves released. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

As of December 31, 2022, the Company had $2.2 trillion of total life insurance in force, including $20 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Additional premiums or charges are assessed for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

At December 31, 2022 and 2021, the account and cash values related to the Company’s general account life reserves were as follows:

	Account Value		Cash Value		Reserves

			December 31,
	2022	2021	2022	2021	2022	2021

			(in millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$13,692	$11,609	$13,479	$11,366	$13,500	$11,389
Universal life with secondary guarantees	13	14	12	12	34	32
Other permanent cash value life insurance	-	-	185,111	177,829	190,196	182,118
Variable life	-	-	-	-	973	953
Variable universal life	8	6	7	6	43	37
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	-	-	5,192	5,039
Accidental death benefits	-	-	-	-	9	10
Disability - active lives	-	-	-	-	1,064	971
Disability - disabled lives	-	-	-	-	1,563	1,475
Miscellaneous reserves	-	-	-	-	3,051	3,003

Total gross life reserves [1]	13,713	11,629	198,609	189,213	215,625	205,027
Reinsurance ceded	-	-	-	-	1,184	1,203

Total net life insurance	$13,713	$11,629	$198,609	$189,213	$214,441	$203,824

1

This line includes only the Company’s general life reserves, whereas, the life insurance reserves presented in the general account policy benefit reserves table above include life and annuity unpaid claims.

At December 31, 2022 and 2021, the withdrawal characteristics of the Company’s separate account life reserves were as follows:

	Account Value		Cash Value		Reserves

	December 31,
	2022	2021	2022	2021	2022	2021

			(in millions)
Subject to discretionary withdrawal, surrender values or policy loans:
Variable life	$-	$-	$8,399	$10,251	$7,476	$9,350
Variable universal life	1,837	1,817	1,690	1,718	1,654	1,687

Total gross life reserves	$1,837	$1,817	$10,089	$11,969	$9,130	$11,037

Reinsurance ceded	-	-	-	-	-	-

Total net life insurance	$1,837	$1,817	$10,089	$11,969	$9,130	$11,037

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The following are amounts reported as net life insurance reserves in the Company’s Annual Statement, which agree with the amounts reported as net life insurance reserves in the table above at December 31, 2022 and 2021.

	December 31,
	2022	2021

	(in millions)
From Life, Accident & Health Annual Statement:
Life insurance	$211,671	$201,186
Accidental death benefits	9	10
Disability - active lives	1,064	971
Disability - disabled lives	1,561	1,473
Miscellaneous reserves	136	184

Subtotal net life insurance	214,441	203,824

From Separate Accounts Annual Statement:
Life insurance	9,130	11,037

Combined Total	$223,571	$214,861

Annuity Reserves

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioners’ Annuity Reserve Valuation Method (CARVM), Valuation Manual Section 21 (VM-21) for variable annuity products and Actuarial Guideline 33 for all other products. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments. Changes in future policy benefit reserves on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from net additions to policy benefit reserves in the statutory statements of operations.

Deposit Funds

Deposit fund liabilities at December 31, 2022 and 2021 were $11.0 billion and $8.3 billion, respectively. Deposit funds primarily represent reserves for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a supplementary contract consisting of a series of scheduled payments. If the beneficiary does not affirmatively choose a supplementary contract, the proceeds are automatically paid to the beneficiary in a single lump sum.

Prior to November 1, 2013, beneficiaries of the Company’s life insurance policies also could choose to receive their death benefit by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments and high quality corporate bonds. Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates.

The total deposit fund liability for Northwestern Access Fund account balances held by the Company was $270 million and $292 million at December 31, 2022 and 2021, respectively. Accounts were credited with interest at annual rates ranging from 0.01% to 3.87% and 0.01% to 3.50% during 2022 and 2021, respectively. The crediting interest rates changed 42 times and 13 times during 2022 and 2021, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The Company is a member of the Federal Home Loan Bank of Chicago (FHLBC) and issues funding agreements to FHLBC in exchange for cash. Funding agreements are issued through the general account and the sales proceeds are invested as part of a spread lending strategy. The Company is required to pledge collateral to the FHLBC in the form of eligible investments when funding agreements are issued. Upon an event of default by the Company, the FHLBC’s recovery on the collateral is limited to the outstanding amount of the Company’s liability to the FHLBC.

At December 31, 2022 and 2021, the Company held $121 million and $92 million of FHLBC activity stock, respectively. The amount of collateral pledged to the FHLBC was as follows:

	Statement Value (1)	Fair Value (1)

	(in millions)
December 31, 2022	$4,681	$4,195
December 31, 2021	3,705	3,948

(1)	Includes amounts in excess of minimum requirements

The maximum amount of collateral pledged to the FHLBC was as follows:

	Statement Value	Fair Value	Amount Borrowed at Time of Max Collateral
		(in millions)
December 31, 2022	$4,718	$4,451	$2,188
December 31, 2021	3,711	3,958	1,952

The amount borrowed from FHLBC, in the form of funding agreements, was as follows:

	December 31,	December 31,
	2022	2021
	(in millions)	(in millions)

Borrowed	$2,698	$2,052

Deposit fund reserves	$2,707	$2,052

Max borrowed during the year	$2,698	$2,052

Borrowing capacity as determined by insurer	$8,000	$8,000

The Company does not have prepayment obligations for these funding agreements.

The Company has established a $10 billion global Funding Agreement Backed Note (FABN) program. As part of this program, a special purpose entity issues medium term notes (Notes) to investors. Note proceeds are used to purchase funding agreements from the Company. The issued funding agreements have payment terms substantially identical to the Notes. As of December 31, 2022 and 2021, the Company had issued and outstanding funding agreements of $4.2 billion and $2.0 billion, respectively.

For all deposit type contracts, reserves reflect the accumulated value. For funding agreements with fixed rate interest payments, the Company utilizes valuation interest rates to calculate the present value (floored at the accumulated value) of any future cash flow amounts. Amounts in excess of accumulated values are recorded as an additional reserve and are reported in the deposit fund reserve balance above.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

At December 31, 2022 and 2021, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	General Account		Separate Account		Total

	December 31,
	2022	2021	2022	2021	2022	2021

	(in millions)
Individual Annuities
Subject to discretionary withdrawal
- with market value adjustment	$106	$59	$-	$-	$106	$59
- at book value less surrender charge of 5% or more	67	62	-	-	67	62
- at fair value	-	-	19,556	24,137	19,556	24,137

Total with market value adjustment or at fair value	173	121	19,556	24,137	19,729	24,258
- at book value without adjustment	1,665	1,779	-	-	1,665	1,779
Not subject to discretionary withdrawal	9,723	8,861	248	311	9,971	9,172

Total gross individual annuities	11,561	10,761	19,804	24,448	31,365	35,209
Reinsurance ceded	-	-	-	-	-	-

Total net individual annuities	$11,561	$10,761	$19,804	$24,448	$31,365	$35,209

Group Annuities
Subject to discretionary withdrawal
- at fair value	$-	$-	$13	$16	$13	$16

Total with market value adjustment or at fair value	-	-	13	16	13	16
Not subject to discretionary withdrawal	2,099	2,053	5,105	6,647	7,204	8,700

Total gross group annuities	2,099	2,053	5,118	6,663	7,217	8,716
Reinsurance ceded	-	-	-	-	-	-

Total net group annuities	$2,099	$2,053	$5,118	$6,663	$7,217	$8,716

Deposit-Type Contracts
Subject to discretionary withdrawal
- with market value adjustment	$101	$80	$-	$-	$101	$80
- at fair value	-	-	28	36	28	36

Total with market value adjustment or at fair value	101	80	28	36	129	116
- at book value without adjustment	3,719	3,757	-	-	3,719	3,757
Not subject to discretionary withdrawal	7,167	4,466	-	-	7,167	4,466

Total gross deposit-type contracts	10,987	8,303	28	36	11,015	8,339
Reinsurance ceded	-	-	-	-	-	-

Total net deposit-type contracts	$10,987	$8,303	$28	$36	$11,015	$8,339

Total annuity reserves and deposit funds	$24,647	$21,117	$24,950	$31,147	$49,597	$52,264

Of the individual annuity reserves at book value less surrender charge of 5% or more noted above, the Company expects that $8 million will have less than a 5% surrender charge and be reported with the amounts at book value without adjustment in 2023.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The following are amounts reported as net annuity reserves in the Company’s Annual Statement, which agree with the amounts reported as net annuity reserves in the table above at December 31, 2022 and 2021.

	December 31,
	2022	2021

	(in millions)
From Life, Accident & Health Annual Statement:
Annuities	$11,930	$11,129
Supplementary contracts with life contingencies	1,730	1,685
Deposit-type contracts	10,987	8,303

Subtotal net annuity reserves	24,647	21,117
From Separate Accounts Annual Statement:
Annuities	24,674	30,800
Supplementary contracts	248	311
Other contract deposit funds	28	36

Subtotal net annuity reserves	24,950	31,147

Combined Total	$49,597	$52,264

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability and long-term care policies are based on the present value of expected benefit payments. The changes in reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies for the years ended December 31, 2022 and 2021 were as follows:

	For the years ended

	December 31,
	2022	2021

	(in millions)

Balance at January 1	$5,455	$5,342

Incurred related to:
Current year	877	990
Prior years	(8)	(125)

Total incurred	869	865

Paid related to:
Current year	(36)	(33)
Prior years	(760)	(719)

Total paid	(796)	(752)

Balance at December 31	$5,528	$5,455

Changes in reserves for incurred claims related to prior years are generally the result of differences between claim experience assumed in reserve calculations and subsequent actual claim experience.

Active life reserves are based on the net level premium method for disability policies issued prior to 1987 and the two-year preliminary term method for those issued after 1987. Active life reserves are mean

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000. Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method.

Additional Actuarial Reserves

Each year, the Company must perform asset adequacy testing (AAT) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. At December 31, 2022 and 2021, reserves required as a result of AAT were as follows:

	December 31,
	2022	2021

	(in millions)

Annuities and deposit funds	$45	$250
Life insurance	2	2

Total reserves	$47	$252

Statutory Minimum Reserves

The Company has the option to establish policy benefit and deposit fund reserves using a standard of valuation that produces higher reserves than those calculated according to the minimum standard provided in the statutory regulations. For contracts issued January 1, 2001 and later, excess reserves over the statutory minimums were $1,400 million and $973 million at December 31, 2022 and 2021, respectively.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the statutory statements of financial position.

Deferred and uncollected premiums at December 31, 2022 and 2021 were as follows:

	December 31, 2022		December 31, 2021

	Gross	Net	Gross	Net

	(in millions)		(in millions)

Ordinary new business	$372	$243	$453	$259
Ordinary renewal	3,281	2,660	3,056	2,397

Total deferred and uncollected premiums	$3,653	$2,903	$3,509	$2,656

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

7.	Separate Accounts

Separate account liabilities at December 31, 2022 and 2021 were as follows:

	Variable Life		Variable Annuities		Total

	December 31,
	2022	2021	2022	2021	2022	2021

	(in millions)

Separate account reserves	$9,130	$11,037	$24,950	$31,147	$34,080	$42,184
Non-policy liabilities					201	199

Total separate account liabilities					$34,281	$42,383

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (GMDB) underwritten by the Company. General account policy benefit reserves included $10 million and $7 million attributable to GMDB at December 31, 2022 and 2021, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.6 billion and $1.7 billion for the years ended December 31, 2022 and 2021, respectively. These amounts are reported as premiums in the statutory statements of operations. The subsequent transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as net transfers to separate accounts in the statutory statements of operations. The following are amounts reported as transfers to and from separate accounts within the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to (from) separate accounts within these statutory financial statements:

	At and for the years ended December 31,

	2022	2021	2020

	(in millions)
From Separate Account Annual Statement:

Transfers to separate accounts	$1,670	$1,724	$1,467

Transfers from separate accounts	(2,160)	(2,529)	(2,147)

Net transfers from separate accounts	$(490)	$(805)	$(680)

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (ERISA) and the Internal Revenue Code (“Code”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA and the Code for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2022 and 2021 and does not expect to make a contribution to the plans during 2023.

The Company’s defined benefit pension plans for employees contains two different benefit formulas – a formula based on the final average pay of the participant that was frozen as of December 31, 2013 and one

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

that awards cash balance credits based on each participant’s age and years of service that became effective on January 1, 2014. Benefits accrued under the final average pay formula remain available to participants upon retirement. Accumulated cash balance credits earn interest based on market rates and are subject to a minimum crediting rate. The Company’s defined benefit pension plans for financial representatives utilize a formula that is based on the participant’s estimated annual income earned over their career.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. Participants are eligible for retirement health care coverage if they meet eligibility requirements for age and length of service and were either active or retired as of July 31, 2013 for employees and as of December 31, 2013 for financial representatives. Employees or financial representatives hired or contracted after the above dates are not eligible for coverage under the postretirement health plans. Additionally, the Company does not provide a subsidy for retiree health care coverage for employees retiring on or after January 1, 2022.

Medicare-eligible retirees and their dependents are offered health care options provided under an independent third-party health care marketplace (“marketplace”). Retirees and dependents that are not yet Medicare-eligible retain the historical health care benefits offered by the Company. Medicare-eligible retirees and dependents are provided with a pre-funded retiree health reimbursement account and access to third-party advisors to purchase health benefits through the marketplace. Non-Medicare-eligible retirees and dependents are provided premium assistance based on the retirees’ years of service with the Company. The Company pays the entire cost of retiree life insurance coverage.

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2022 and 2021, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2022	2021	2022	2021

	(in millions)		(in millions)
Fair value of plan assets at January 1	$6,504	$6,158	$100	$94

Changes in plan assets:

Actual return on plan assets	(1,315)	515	(20)	9

Actual plan benefits paid	(193)	(169)	(4)	(3)

Fair value of plan assets at December 31	$4,996	$6,504	$76	$100

Plan assets consist of group annuity contracts issued by the Company that are funded by a Group Annuity Separate Account, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices. The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2022 and 2021 were as follows:

	Target Allocation		Actual Allocation

	2022	2021	2022	2021

Bonds	74%	74%	70%	70%

Equity investments	25%	25%	27%	28%

Other investments	1%	1%	3%	2%

Total assets	100%	100%	100%	100%

At each of December 31, 2022 and 2021, other investments were comprised of cash and short-term investments.

Benefit Plan Obligations

Aggregate projected benefit obligations (PBOs) of the defined benefit pension plans and postretirement benefit plans at December 31, 2022 and 2021 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2022	2021	2022	2021

	(in millions)		(in millions)

Projected benefit obligation at January 1	$7,038	$7,069	$628	$662

Changes in benefit obligation:

Service cost of benefits earned	240	205	8	10

Interest cost on projected obligations	173	141	13	11

Projected gross plan benefits paid	(204)	(197)	(27)	(25)

Experience (gains)/losses	(2,000)	(180)	(165)	(30)

Plan amendments and other	-	-	-	-

Projected benefit obligation at December 31	$5,247	$7,038	$457	$628

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, the PBO includes assumptions for future compensation increases for active participants. The accumulated benefit obligation (ABO) is similar to the PBO but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $5.0 billion and $6.6 billion for the years ended December 31, 2022 and 2021, respectively. Experience (gains)/losses for each of the years ended December 31, 2022 and 2021 primarily reflect the impact of changes in the PBO discount rate.

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2022 and 2021 and the net periodic benefit cost for the years ended December 31, 2022, 2021 and 2020 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2022	2021	2022	2021
Projected benefit obligation:

Weighted average discount rate	5.00%	2.77%	4.98%	2.72%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%

Cash balance plan interest crediting rate	4.99%	2.73%	n/a	n/a

	Defined Benefit Plans			Postretirement Benefit Plans

	2022	2021	2020	2022	2021	2020
Net periodic benefit cost:
Weighted average discount rate	2.77%	2.44%	3.17%	2.72%	2.37%	3.18%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	5.25%	5.75%	6.25%	5.25%	5.75%	6.25%
Cash balance plan interest crediting rate	3.00%	2.39%	3.14%	n/a	n/a	n/a

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, internal and third-party capital market expectations and the long-term target asset allocation.

The assumed annual increase in future retiree medical costs used in measuring the obligation for postretirement benefits were as follows:

	December 31,

	2022	2021

Assumed annual increase	5.00%	5.00%

Ultimate rate of annual increase	5.00%	5.00%

Year in which ultimate rate is reached	2023	2022

The Company’s exposure to medical inflation is limited to a maximum annual increase of 3%. In the event annual premiums increase greater than 3% plan participants are responsible for the balance of premiums which exceeded the 3% limit.

49

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Benefit Plan Funded Status

The following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2022 and 2021.

	Defined Benefit Plans		Postretirement Benefit Plans

	2022	2021	2022	2021

	(in millions)		(in millions)

Fair value of plan assets	$4,996	$6,504	$76	$100

Projected benefit obligation	5,247	7,038	457	628

Funded status	(251)	(534)	(381)	(528)

Nonadmitted asset	(818)	(887)	-	-

Financial statement liability	$(1,069)	$(1,421)	$(381)	$(528)

The PBO for defined benefit plans above included $1,069 million and $1,421 million related to unfunded non-qualified plans at December 31, 2022 and 2021, respectively. In the aggregate, the fair value of qualified defined benefit plan assets represented 120% and 116% of the projected benefit obligations of these plans at December 31, 2022 and 2021, respectively.

Statutory accounting guidance requires that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the statutory statements of changes in surplus.

Aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2022 and 2021:

	For the year ended December 31, 2022

	Defined Benefit Plans			Postretirement Benefit Plans
	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits

	(in millions)			(in millions)
Balance at January 1	$(1,215)	$115	$258	$(125)	$173

Amortization from surplus into net periodic benefit cost	34	(25)	(17)	4	(13)

Changes in plan assets and benefit obligations recognized in surplus	318	-	-	141	-

Balance at December 31	$(863)	$90	$241	$20	$160

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

	For the year ended December 31, 2021

	Defined Benefit Plans			Postretirement Benefit Plans
	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits

	(in millions)			(in millions)
Balance at January 1	$(1,617)	$140	$285	$(168)	$185

Amortization from surplus into net periodic benefit cost	67	(25)	(27)	7	(12)

Changes in plan assets and benefit obligations recognized in surplus	335	-	-	36	-

Balance at December 31	$(1,215)	$115	$258	$(125)	$173

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2022, 2021 and 2020 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2022	2021	2020	2022	2021	2020

	(in millions)			(in millions)

Components of net periodic benefit cost:

Service cost of benefits earned	$240	$205	$134	$8	$10	$14

Interest cost on projected obligations	173	141	177	13	11	16

Amortization of experience losses	34	67	56	4	7	4

Amortization of prior service (credits) costs	(25)	(25)	(25)	(12)	(12)	(4)

Amortization of initial net asset	(16)	(27)	(14)	-	-	-

Expected return on plan assets	(337)	(349)	(336)	(5)	(5)	(5)

Curtailment	-	-	(1)	-	-	28

Net periodic benefit cost (credit)	$69	$12	$(9)	$8	$11	$53

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2023 through 2032 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans

	(in millions)

2023	$206	$28

2024	234	28

2025	251	27

2026	261	27

2027	271	26

2028-2032	1,493	130

Total	$2,716	$266

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company may provide a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2022, 2021 and 2020, the Company expensed total contributions to these plans of $37 million, $34 million and $57 million, respectively. In lieu of making matching contributions to the employee 401(k) plan in 2022 and 2021, the Company made additional contributions to the cash balance plan in these years.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding coverage to various reinsurers. In 1999, the Company ceased reinsuring new individual disability policies, but has maintained a portion of the reinsurance ceded on policies issued prior to 1999. The Company cedes between 60—80% of the morbidity risk on group disability and 60% of the mortality risk on group life policies.

As part of an affiliated reinsurance agreement, the Company assumes 100% of the net risk associated with NLTC’s long-term care business. At December 31, 2022 and 2021, the net amount due from NLTC under this agreement was $45 million and $48 million, respectively.

Amounts in the statutory financial statements are reported net of the impact of reinsurance. Policy benefit reserves were reported net of ceded reserves of $1.7 billion at both December 31, 2022 and 2021. The Company has reinsured all risks disclosed in the statutory financial statements under Actuarial Guideline 48.

The effects of reinsurance on premium revenue and total benefits for the years ended December 31, 2022, 2021 and 2020 were as follows:

	For the years ended December 31,
	2022	2021	2020

	(in millions)

Direct premium revenue	$22,500	$22,936	$19,501

Premiums assumed	840	830	800

Premiums ceded	(1,052)	(995)	(978)

Premium revenue	$22,288	$22,771	$19,323

Direct benefit expense	$23,494	$23,975	$20,538

Benefits assumed	771	915	837

Benefits ceded	(824)	(937)	(792)

Total benefits	$23,441	$23,953	$20,583

In addition, the Company received $120 million, $127 million and $133 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2022, 2021 and 2020, respectively. These amounts are reported in other income in the statutory statements of operations. For the years ended December 31, 2022, 2021 and 2020, the Company incurred $116 million, $130 million and $127 million, respectively, in expense allowances on reinsurance assumed from NLTC.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2022 and 2021 that were considered by the Company to be uncollectible. No reinsurance contracts were identified which require disclosure under paragraph 79-84 of SSAP No. 61R - Life, Deposit-Type and Accident and Health Reinsurance.

10.	Federal Income Taxes

The results of the Company’s operations are consolidated with the following entities for purposes of filing the Company’s consolidated federal income tax return:

Northwestern Mutual Investment Services, LLC	NM Harrisburg, Inc
NML Real Estate Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	NM GP Holdings, LLC and subsidiaries
Northwestern Mutual MU TLD Registry, LLC	NM Pebble Valley, LLC
Northwestern Mutual Wealth Management Company	Northwestern Mutual Registry, LLC
NM Investment Holdings, LLC	QOZ Holding Co, LLC and subsidiaries
GRO, LLC and GRO-SUB, LLC	NM Career Distrib. Holdings, LLC and subsidiaries
NM Investment Management Co., LLC & subsidiaries	NM SAS, LLC and subsidiaries
Northwestern Long Term Care Ins. Co	Venture Studio Holdings, LLC and subsidiaries
Wysh Life & Health Insurance Co. & subsidiaries	Wysh Holdings, LLC
NMU Holdings, LLC & subsidiaries	Lake Emily Holdings, LLC & subsidiaries

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

The components of current income tax (benefit) expense in the statutory statements of operations for the years ended December 31, 2022, 2021 and 2020 related to ordinary taxable income (loss) were as follows:

	For the years ended December 31,
	2022	2021	2020

	(in millions)
Tax payable on ordinary income	$154	$(914)	$637
Low income housing tax credits	(161)	(150)	(136)
Other tax credits	(133)	(122)	(71)
Change in contingent tax liabilities	(20)	20	(153)

Total current tax expense (benefit)	$(160)	$(1,166)	$277

In addition to current income tax benefit related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on capital gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax (benefit) expense of $(819) million, $327 million and $433 million was included in net IMR deferrals for the years ended December 31, 2022, 2021 and 2020, respectively. In addition, net realized capital gains and losses as reported in the statutory statements of operations included current tax expense (benefit) of $171 million, $233 million and $(2) million for the years ended December 31, 2022, 2021 and 2020, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The table below shows how the Company’s income tax expense or benefit for the years ended December 31, 2022, 2021 and 2020 differs from the amount obtained by applying the statutory rate of 21% to gain (loss) from operations before taxes, including net realized capital gains (losses) before IMR and capital gain tax (benefit):

	For the years ended December 31,
	2022	2021	2020

	(in millions)

Provision computed at statutory rate	$(626)	$336	$580

Adjustments to the statutory rate:

Subsidiary distributions	(282)	(28)	(283)

Tax credits	(296)	(270)	(207)

Amortization of IMR	(61)	(89)	(53)

Dividends received deduction	(44)	(41)	(31)

Employee benefits	(15)	(22)	(22)

Deferred adjustments	86	110	(29)

Other	(27)	(127)	(50)

Total statutory income tax benefit	$(1,265)	$(131)	$(95)

Federal income tax (benefit) expense reported on the statutory statements of operations	$(160)	$(1,166)	$277

Capital gains tax (benefit) expense, net of IMR transfers	(648)	559	431

Change in net deferred tax assets	(457)	476	(803)

	$(1,265)	$(131)	$(95)

During the year, the Company may make payments to or receive refunds from the Internal Revenue Service (IRS) for federal income taxes that are applicable to current or previous tax years. The Company made net income tax payments, including subsidiaries, of $135 million, $295 million and $679 million to the IRS during the years ended December 31, 2022, 2021 and 2020, respectively.

Federal income taxes available for recoupment in the case of future tax losses are limited to amounts reported on previous tax returns. Total capital gain taxes paid for tax years 2022, 2021 and 2020 that are available for recoupment are $1 million, $1,133 million and $0 million, respectively.

Federal income tax returns for 2018 and prior years are closed as to further assessment of tax. Income taxes payable in the statutory statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Changes in contingent tax liabilities are charged or credited to operations in the year that such determination is made by the company. For the years ended December 31, 2022 and 2021 contingent liabilities were as follows:

	For the years ended December 31,
	2022	2021

	(in millions)
Balance at January 1	$20	$-
(Reductions) additions for tax positions of prior years	(20)	20

Balance at December 31	$-	$20

Included in contingent tax liabilities at December 31, 2022 and 2021 were no tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred taxes for amounts other than interest, the timing of the ultimate deduction may affect the effective tax rate in future periods. As of December 31, 2022 and 2021, the Company had $0 million and $20 million, respectively, of tax positions for which the ultimate deductibility is not certain.

For the years ended December 31, 2022, 2021 and 2020, the Company recognized $0 million, $0 million and $15 million, respectively, of interest-related tax benefit.

The Inflation Reduction Act, which created a new corporate minimum tax (CAMT) effective for calendar year taxpayers January 1, 2023, was enacted on August 16, 2022. Based upon projected adjusted financial statement income for 2023, the company (or the controlled group of corporations of which the reporting entity is a member) has determined that average “adjusted financial statement income” is above the thresholds for the 2023 tax year such that it does expect to be required to perform the CAMT calculations. The controlled group of corporations of which the company is a member has not determined as of the reporting date if they will be liable for CAMT in 2023. The accompanying statutory financial statements do not include an estimated impact of the CAMT because a reasonable estimate can not be made.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The components of net deferred tax assets reported in the statutory statements of financial position at December 31, 2022 and 2021 were as follows:

	December 31,
	2022	2021	Change

	(in millions)
Deferred tax assets:
Policy acquisition costs	$1,265	$1,142	$123
Investments	735	239	496
Policy benefit liabilities	1,832	1,747	85
Benefit plan obligations	522	625	(103)
Fixed Assets	20	-	20
Other	131	82	49

Gross deferred tax assets	4,505	3,835	670

Nonadmitted deferred tax assets	50	-	50

Gross admitted deferred tax assets	4,455	3,835	620

Deferred tax liabilities:
Investments	1,526	1,185	341
Other	820	1,081	(261)

Gross deferred tax liabilities	2,346	2,266	80

Net deferred tax assets	$2,109	$1,569	$540

The Company exceeded the minimum RBC level of 300%, which is necessary to apply the maximum admissibility thresholds, based on authorized control level RBC computed without net deferred tax assets at December 31, 2022 and 2021.

Significant components of the calculation of net admitted deferred tax assets at December 31, 2022 and 2021 were as follows (in millions):

	December 31, 2022			December 31, 2021				Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$3,770	$735	$4,505	$3,596	$239	$3,835	$174	$496	$670
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	3,770	735	4,505	3,596	239	3,835	174	496	670
Deferred tax assets nonadmitted	50	-	50	-	-	-	50	-	50

Subtotal net admitted deferred tax asset	3,720	735	4,455	3,596	239	3,835	124	496	620
Deferred tax liabilities	820	1,526	2,346	1,081	1,185	2,266	(261)	341	80

Net admitted deferred tax asset/ (liability)	$2,900	$(791)	$2,109	$2,515	$(946)	$1,569	$385	$155	$540

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

	December 31, 2022			December 31, 2021			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$241	$241	$-	$96	$96	$-	$145	$145
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	1,778	89	1,867	1,720	-	1,720	$58	$89	$147
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,942	405	2,347	1,876	143	2,019	$66	$262	$328

Total deferred tax assets admitted as the result of application of SSAP No. 101	$3,720	$735	$4,455	$3,596	$239	$3,835	$124	$496	$620

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$1,867			$1,720			$147

b. Adjusted gross deferred tax assets allowed per limitation threshold			$4,162			$4,152			$10

Ratio percentage used to determine recovery period and threshold limitation amount			1060%			1048%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$27,748			$27,680

All gross deferred tax liabilities have been recognized at December 31, 2022 and 2021. The Company did not employ tax planning strategies in its valuation allowance assessment at either December 31, 2022 or 2021. At December 31, 2022 and 2021, the percentage of net ordinary deferred tax assets admitted as a result of tax planning strategies was 0% and 0%, respectively.

11.	Commitments and Contingencies

Commitments

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate acquisitions, mortgage loans and other investments. These forward commitments aggregated to $9.3 billion and $9.7 billion at December 31, 2022 and 2021, respectively, and were extended at market rates and terms.

Contingencies

The Company is engaged in various legal actions in the normal course of its insurance and investment operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action is probable and the amount of that adverse outcome is reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2022.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of wholly-owned subsidiaries (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than 1 year to 12 years at December 31, 2022.

The following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2022 and 2021, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on fair value of the guarantees.

	December 31, 2022			December 31, 2021

Nature of guarantee	Maximum potential amount of future payments		Financial statement liability	Maximum potential amount of future payments		Financial statement liability

		(in millions)			(in millions)
Guarantees of future minimum compensation - financial representatives	$47		$-	$59		$1

Guarantees of real estate obligations	445		4	493		5

Guarantees issued on behalf of wholly-owned subsidiaries	78		-	89		-

Guarantees on behalf of field loan support program	71		-	37		-

Total guarantees	$641		$4	$678		$6

No material payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

12.	Related Party Transactions

The Company has a capital support and guarantee of benefits agreement that requires it to maintain the capital and surplus (as defined) of NLTC at a minimum level based upon a formula applied to NLTC’s earned premium and policy benefit reserves, or 150% of its company action level of RBC as prescribed by the NAIC, whichever is lower. In addition, NM guarantees NLTC’s policyowners its ability to pay all policy benefits due and owed pursuant to contracts of insurance sold by NLTC during the term of the agreement. This agreement was most recently amended in 2020 to extend the length of the agreement through December 31, 2025 and increase the aggregate capital contribution limit from $200 million to $300 million. The Company contributed capital to NLTC of $10 million and $15 million for the years ended December 31, 2022 and 2021, respectively. The Company has contributed a total of $230 million to NLTC through December 31, 2022. The Company reported a payable to NLTC of $59 million at December 31, 2022 and 2021, which is reported in other liabilities in the statutory statements of financial position at each of those dates. Intercompany balances are settled in cash, generally within thirty days of the respective reporting date.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

13.	Surplus Notes

The following table summarizes the surplus notes issued by the Company and are outstanding at December 31, 2022:

Description	Issue date	Principal amount	Statement value	Interest paid current year	Cumulative interest paid	Interest rate	Maturity date
(in millions)
2010 Notes	3/26/2010	$1,224	$1,224	$74	$1,231	6.063%	3/30/2040
2017 Notes	9/26/2017	1,200	1,198	46	231	3.850%	9/30/2047
2019 Notes	9/20/2019	1,347	1,161	49	148	3.625%	9/30/2059
2021 Notes	3/22/2021	900	897	31	55	3.450%	3/30/2051
	Total

		$4,671	$4,480	$200	$1,665

On March 22, 2021 the Company issued surplus notes (“2021 notes”) with a principal balance of $900 million, bearing interest at 3.450% and having a maturity date of March 30, 2051. The 2021 notes were issued at an offering price of 99.652%, receiving net proceeds of $897 million.

Each series of notes was distributed pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended. Interest on the 2010, 2017, and 2019 notes is payable semi-annually on March 30 and September 30 while interest on the 2021 notes is payable semi-annually on June 30 and December 30. All interest payments are subject to approval by the OCI. SAP requires recognition of interest expense on the notes upon OCI approval of semi-annual interest payments.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company and do not repay principal prior to maturity, with principal payment at maturity subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder but are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.20% (2017 and 2021 notes) and 0.25% (2010 and 2019 notes). The entire amount of the 2017, 2019, and 2021 notes are redeemable, at par, in the event of certain defined tax events.

No affiliates of the Company hold any portion of the notes, which are generally held of record at the Depository Trust Company by bank custodians on behalf of investors. No single investor holds 10% or more of the 2017, 2019, or 2021 notes. The largest holder of the 2010 notes is Nippon Life Insurance Company of Japan, which held $250 million in principal amount of notes at each of December 31, 2022 and 2021.

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Accounting Principles No. 100—Revised, Fair Value Measurements (SSAP 100R). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“Level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“Level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“Level 3”).

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

For financial instruments included in the scope of SSAP 100R, the statement value and fair value at December 31, 2022 and 2021 were as follows:

	December 31, 2022

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(Level 1)	(Level 2)	(Level 3)	(NAV)

	(in millions)
General account investment assets:
Bonds	$187,268	$166,114	$4,588	$145,263	$16,263	$-
Mortgage loans	51,798	46,724	-	-	46,724	-
Common and preferred stocks	2,051	2,041	1,398	110	533	-
Policy loans	17,653	17,653	-	-	17,653	-
Derivative assets	1,680	2,344	-	2,344	-	-
Other invested assets	241	212	-	174	38	-
Cash and short-term investments	4,476	4,476	543	3,933	-	-

Separate account assets	34,281	34,281	30,448	2,640	759	434

General account liabilities:
Investment-type insurance reserves	$12,596	$11,647	$-	$-	$11,647	$-
Liabilities for repurchase agreements	2,294	2,294	-	2,294	-	-
Derivative liabilities	219	393	-	393	-	-
Separate account liabilities	34,281	34,281	30,448	2,640	759	434

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

	December 31, 2021

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(Level 1)	(Level 2)	(Level 3)	(NAV)

	(in millions)
General account investment assets:
Bonds	$179,121	$188,261	$5,500	$165,145	$17,616	$-
Mortgage loans	47,844	50,089	-	-	50,089	-
Common and preferred stocks	3,749	3,751	3,062	83	606	-
Policy loans	17,208	17,208	-	-	17,208	-
Derivative assets	629	1,023	-	1,023	-	-
Other invested assets	197	240	-	240	-	-

Cash and short-term investments	3,786	3,786	987	2,799	-	-

Separate account assets	42,383	42,383	37,493	3,642	758	490
General account liabilities:
Investment-type insurance reserves	$9,810	$9,728	$-	$-	$9,728	$-
Liabilities for repurchase agreements	1,277	1,277	-	1,277	-	-
Derivative liabilities	311	195	-	195	-	-

Separate account liabilities	42,383	42,383	37,493	3,642	758	490

Bonds

Bonds classified as Level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as Level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Common and Preferred Stock

Common and preferred stocks classified as Level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as Level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads. See Note 4 for more information regarding the Company’s derivative investments.

Other Invested Assets

Other Invested Assets primarily consist of the Company’s investment in surplus note issuances of other mutual insurance companies and residual tranches. The surplus note instruments are classified as Level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. The fair value of residual tranches is derived using non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs and therefore is classified as Level 3.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market mutual funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers net asset value or amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is primarily based on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as Level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value. Separate account assets for which fair value is determined by a Net Asset Value (NAV) are mutual funds for which the NAV is used as a practical expedient as allowed under SSAP 100R.

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100R are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Repurchase Agreement Liabilities

See Note 3 for information regarding repurchase agreement activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the statutory statements of financial position at December 31, 2022 and 2021.

	December 31, 2022

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(Level 1)	(Level 2)	(Level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$-	$2	$55	$-	$57
Common and preferred stocks	1,399	-	533	-	1,932
Money market mutual funds	491	-	-	-	491
Other invested assets	-	-	38	-	38
Derivative assets	-	480	-	-	480
Derivative liabilities	-	173	-	-	173

Total general account	$1,890	$655	$626	$-	$3,171

Separate accounts:
Mutual fund investments	$29,170	$-	$-	$-	$29,170
Other benefit plan assets/liabilities	12	20	5	3	40
Pension and postretirement assets:
Bonds	332	2,554	118	-	3,004
Common and preferred stock	772	-	50	431	1,253
Cash and short-term securities	16	63	-	-	79
Other assets/liabilities	146	3	586	-	735

Subtotal pension and postretirement assets	1,266	2,620	754	431	5,071

Total separate accounts	$30,448	$2,640	$759	$434	$34,281

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

	December 31, 2021

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(level 1)	(level 2)	(level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$199	$4	$115	$-	$318
Common and preferred stocks	3,063	5	606	-	3,674
Money market mutual funds	848	-	-	-	848
Derivative assets	-	216	-	-	216
Derivative liabilities	-	24	-	-	24

Total general account	$4,110	$249	$721	$-	$5,080

Separate accounts:
Mutual fund investments	$35,694	$-	$-	$-	$35,694
Other benefit plan assets/liabilities	51	26	5	3	85
Pension and postretirement assets:
Bonds	459	3,462	109	-	4,030
Common and preferred stock	1,179	1	58	487	1,725
Cash and short-term securities	92	147	-	-	239
Other assets/liabilities	18	6	586	-	610

Subtotal pension and postretirement assets	1,748	3,616	753	487	6,604

Total separate accounts	$37,493	$3,642	$758	$490	$42,383

During 2022 and 2021, transfers into Level 3 are the result of observable market data, such as public ratings, no longer being available and transfers out of Level 3 are the result of observable market data, including 3rd party vendor prices and public ratings, being available and utilized in the determination of the fair market value of the securities.

The following tables summarize the changes in fair value of Level 3 financial instruments for the years ended December 31, 2022 and 2021.

For the year ended December 31, 2022	General account common and preferred stock	General account bonds	General account other invested assets	Derivative assets	Separate account assets

	(in millions)
Fair value, beginning of period	$606	$115	$-	$-	$758

Realized gains/(losses)	104	(102)	-	-	74

Unrealized gains/(losses)	(25)	34	(13)	-	(58)

Issuances	-	-	-	-	-

Purchases	45	2	51	-	125

Sales	(196)	(29)	-	-	(148)

Settlements	-	-	-	-	-

Net discount/premium	1	-	-	-	-

Transfers into Level 3	-	35	-	-	10

Transfers out of Level 3	(2)	-	-	-	(2)

Fair value, end of period	$533	$55	$38	$-	$759

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

For the year ended December 31, 2021	General account common and preferred stock	General account bonds	General account other invested assets	Derivative assets	Separate account assets

	(in millions)
Fair value, beginning of period	$390	$90	$-	$-	$711

Realized gains/(losses)	52	(26)	-	-	98

Unrealized gains/(losses)	49	10	-	-	123

Issuances	-	-	-	-	-

Purchases	106	7	-	-	158

Sales	(101)	(34)	-	-	(336)

Settlements	-	-	-	-	-

Net discount/premium	4	-	-	-	1

Transfers into Level 3	106	68	-	-	3

Transfers out of Level 3	-	-	-	-	-

Fair value, end of period	$606	$115	$-	$-	$758

The fair values of Level 3 financial instruments are sensitive to changes in significant unobservable inputs. Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks and derivatives, are primarily valued using a private equity sponsor valuation or market comparables approach. Both approaches rely on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s fair value to its book value or earnings before interest, taxes, depreciation and amortization (EBITDA). The use of EBITDA normalizes for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the fair value of the investment. The opposite impact would occur if the multiple decreased.

PART C
OTHER INFORMATION
Item 27.  Exhibits
(a)
Financial Statements
(1)
NML Variable Annuity Account B
Included in the Statement of Additional Information are:
Statements of Assets and Liabilities as of the end of the most recent fiscal year
Statements of Operations as of the end of the most recent fiscal year
Statements of Changes in Net Assets for each of the two most recent fiscal years
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
(2)
The Northwestern Mutual Life Insurance Company
Included in the Statement of Additional Information are:
Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years
Consolidated Statement of Operations for each of the three most recent fiscal years
Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years
Consolidated Statement of Cash Flows for each of the most recent three fiscal years
Notes to Consolidated Statutory Financial Statements
Report of Independent Registered Public Accounting Firm
(b)
Exhibits
Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)(1)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account B Operating Authority	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 69 for NML Variable Annuity Account B, File No. 2-29240, filed on February 21, 2006
(a)(2)
Resolution of the Board of Trustees of The Northwestern
Mutual Life Insurance Company creating the Account and
resolution of the Executive Committee designating the
formations of “NML Variable Annuity Account A” and
“NML Variable Annuity Account B”
Exhibit 99(b) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-22455, filed on February 27, 1997
(b)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(c)	Not applicable
(d)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0805)	Exhibit (b)(4)(a) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005
(d)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0805)	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005
(d)(3)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0704) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004
(d)(4)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0704) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004
(d)(5)	Variable Annuity front-load and back-load Contract, RR.V.B.FR.(0704) and RR.V.A.B.BK.(0704) Payment Rate Tables (sex distinct)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(d)(6)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0803) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit (b)(4)(a)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(d)(7)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0803) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit (b)(4)(b)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(d)(8)	Amendment of Annuity Contract to Qualify as Former Pension Annuity for Front and Back Loan Contracts (FORPEN.AMDT.(0103))	Exhibit (b)(4)(c)(3) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(d)(9)	Variable Annuity front-load and back-load Contract, RR.V.B.FR.(0803) and RR.V.A.B.BK.(0803) Payment Rate Tables (sex distinct)	Exhibit (b)(4)(c)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(d)(10)	Enhanced Death Benefit Rider for front-load and back- load Contracts, VA.EDB.(0803)	Exhibit (b)(4)(d) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(d)(11)	Flexible Payment Variable Annuity front-load Contract, RR.V.B. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(d)(12)	Flexible Payment Variable Annuity back-load Contract, RR.V.B. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(d)(13)	Variable Annuity front-load and back-load Contract Payment Rate Tables, RR.V.A.B. (032000)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(d)(14)	Enhanced Death Benefit for front-load and back-load Contracts, VA.EDB.(032000)	Exhibit B(4)(c) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(d)(15)	Waiver of Withdrawal Charge Rider for back-load Contract, VA.WWC.(032000)	Exhibit (b)(4)(e) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(d)(16)
Form of Variable Annuity front-load Contract,
QQV.ACCT. B (sex neutral). Referenced to Exhibit (b)
4-1 to Form N-4 Post-Effective Amendment No. 49 for
NML Variable Annuity Account B, File No. 2-29240,
filed on November 24, 1994
Exhibit (b)(4)(e)(1) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(d)(17)
Form of Variable Annuity back-load Contract,
QQV.ACCT. B (sex neutral). Referenced to Exhibit (b)
4-2 to Form N-4 Post-Effective Amendment No. 49 for
NML Variable Annuity Account B, File No. 2-29240,
filed on November 24, 1994
Exhibit (b)(4)(e)(2) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(d)(18)
Form of Variable Annuity front-load and back-load
Contract Payment Rate Tables, QQV.ACCT.A.B (sex
distinct). Referenced to Exhibit (b) 4-3 to Form N-4 Post-
Effective Amendment No. 49 for NML Variable Annuity
Account B, File No. 2-29240, filed on
November 24, 1994
Exhibit (b)(4)(e)(3) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(d)(19)
Specimen Forms of Deferred and Immediate Variable
Annuity Contracts, LL V 1 B and LL V 2 B. Referenced
to Exhibit 1 to Form S-6 Post-Effective Amendment No.
26 for NML Variable Annuity Account B, File No.
2-29240
Exhibit (b)(4)(f) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(d)(20)	Specimen form of Variable Annuity Contract, JJ V-2A. Referenced to Exhibit 2 to Form S-6 Post-Effective Amendment No. 1 for NML Variable Annuity Account B, File No. 2-29240, filed on February 24, 1970	Exhibit (b)(4)(g) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(d)(21)	Flexible Payment Deferred Variable Annuity – Account B front-load Contract, ICC12.RR.VA.BFR. (0313)	Exhibit (b)(4)(h)(1) to Form N-4 Post-Effective Amendment No. 84 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2014

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(d)(22)	Flexible Payment Deferred Variable Annuity – Account B back-load Contract, ICC12.RR.VA.BBK. (0313)	Exhibit (b)(4)(h)(2) to Form N-4 Post-Effective Amendment No. 84 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2014
(d)(23)	Enhanced Death Benefit for front-load and back-load Contracts, ICC12.VA.EDB. (0313)	Exhibit (b)(4)(h)(3) to Form N-4 Post-Effective Amendment No. 84 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2014
(e)	Form of Application for front-load and back-load Contracts (0805), with Owner Identity Verification (0104) and Variable Annuity Suitability Supplement (0805)	Exhibit (b)(5) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005
(f)(1)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	Exhibit EX-99.B1 to Form N-4 Post-Effective Amendment No. 52 for NML Variable Annuity Account B, File No. 2-29240, filed on November 13, 1995
(f)(2)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 63 for NML Variable Annuity Account B, File No. 2-29240, filed on February 28, 2003
(g)	Not applicable
(h)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(h)(a)(2)
Amendment No. 1 dated December 17, 2020 to the
Participation Agreement dated March 16, 1999 Among
Russell Insurance Funds, Russell Fund Distributors, Inc.
and The Northwestern Mutual Life Insurance Company
Exhibit (h)(a)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(h)(b)(2)
Amendment No. 1 dated October 18, 2006 to
Participation Agreement dated May 1, 2003, by and
among The Northwestern Mutual Life Insurance
Company, Fidelity Distributors Corporation, and each of
Variable Insurance Products Fund, Variable Insurance
Products Fund II, and Variable Insurance Products Fund
III
Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(h)(b)(3)
Amendment No. 2 dated February 9, 2021 to Participation
Agreement dated May 1, 2003, by and among The
Northwestern Mutual Life Insurance Company, Fidelity
Distributors Corporation, and each of Variable Insurance
Products Fund, Variable Insurance Products Fund II, and
Variable Insurance Products Fund III
Exhibit (h)(b)(3) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(c)(1)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012
(h)(c)(2)	Amendment to Participation Agreement dated January 4, 2021 among Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (h)(c)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(d)(1)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(d) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(h)(d)(2)
Amendment to Participation Agreement dated
January 4, 2021 among Credit Suisse Trust, Credit Suisse
Asset Management, LLC, Credit Suisse Securities (USA)
LLC, and The Northwestern Mutual Life Insurance
Company
Exhibit (h)(d)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(i)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(i)(a)(2)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(i)(b)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(i)(3)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(i)(4)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(j)(1)	Power of Attorney	Exhibit (j)(1) to Form N-4 Post-Effective Amendment No. 36 for NML Variable Annuity Account A, File No. 333- 72913, filed on April 26, 2023
(j)(2)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(k)	Opinion and Consent of Counsel	Filed herewith
(l)	Consent of PricewaterhouseCoopers LLP	Filed herewith
(m)	Not applicable
(n)	Not applicable
(o)	Not applicable
101.INSXBRL	Insurance Document
101.SCHXBRL	Taxonomy Extension Schema Document
101.CALXBRL	Taxonomy Extension Calculation Linkbase Document
101.DEFXBRL	Taxonomy Extension Definition Linkbase Document
101.LABXBRL	Taxonomy Extension Label Linkbase Document
101.PREXBRL	Taxonomy Extension Presentation Linkbase Document
Item 28.  Directors and Officers of the Depositor
The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.
TRUSTEES – As of April 1, 2023
Name	Address
Nicholas E. Brathwaite	Founding Managing Partner Celesta Capital One California Street, Ste 1750 San Francisco, CA 94111

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

David P. Hollander	Retired Principal, Global Insurance Sector Leader Ernst & Young, LLP 180 Golf House Road Haverford, PA 19041

Randolph W. Melville	Retired Senior Vice President & General Manager Frito-Lay North America 7901 Windrose Avenue, Unit 604 Plano, TX 75024

Name	Address

Jaime Montemayor	Chief Digital and Technology Officer General Mills One General Mills Boulevard Minneapolis, MN 55426

Timothy H. Murphy	Chief Administrative Officer Mastercard 2000 Purchase Street Purchase, NY 10577

Andrew N. Nunemaker	Chief Executive Officer Groupware Technologies 3230 E. Kenwood Blvd Milwaukee, WI 53211

Anne M. Paradis	Retired Chief Executive Officer MicroTek, Inc. 72 Reservation Road Sunderland, MA 01375

Sandra R. Rogers	Retired Vice President – Supply Chain Hillrom 12363 E. Black Rock Road Scottsdale, AZ 85255

John E. Schlifske	Chairman, President & Chief Executive Officer Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Aarti S. Shah	Retired Senior Vice President, Chief Information and Digital Officer Eli Lilly 13360 Sioux Trail Carmel, IN 46033

Mary Ellen Stanek	Managing Director & Director of Asset Management Robert W. Baird & Co. 777 E. Wisconsin Avenue 25th Floor Milwaukee, WI 53202

Ralph A. Weber	Independent Arbitrator, Mediator & Advisor Weber Advising, LLC 8118 Brookside Place Wauwatosa, WI 53213

Benjamin F. Wilson	Retired Chairman Beveridge & Diamond, P.C. 7825 Orchid Street, NW Washington, DC 20012

Juan C. Zarate	Global Co-Managing Partner & Chief Strategy Officer K2 Integrity 1050 Connecticut Avenue, NW, Suite 680 Washington, DC 20036
EXECUTIVE OFFICERS – As of April 1, 2023
John E. Schlifske	Chairman, President & Chief Executive Officer

Michael G. Carter	Executive Vice President & Chief of Staff
Timothy J. Gerend	Executive Vice President & Chief Distribution Officer
Aditi J. Gokhale	Executive Vice President, Chief Strategy Officer & Head of Retail and Institutional Investments
John M. Grogan	Executive Vice President & Chief Insurance Officer
Todd M. Jones	Executive Vice President & Chief Financial Officer
Raymond J. Manista	Executive Vice President-Chief Legal Officer, Chief Compliance Officer & Secretary
Christian W. Mitchell	Executive Vice President & Chief Customer Officer
Don J. Robertson	Executive Vice President & Chief Human Resources Officer
Jeffrey D. Sippel	Executive Vice President & Chief Information Officer
The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant
The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of April 1, 2023 are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:
1.
NML Variable Annuity Account A
2.
NML Variable Annuity Account B
3.
NML Variable Annuity Account C
4.
Northwestern Mutual Variable Life Account
5.
Northwestern Mutual Variable Life Account II
Northwestern Mutual Series Fund, Inc. (the “Funds”), shown below as a subsidiary of Northwestern Mutual, is an investment company registered under the Investment Company Act of 1940, offering shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.
Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
Mason Street Advisors, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Investment Management Company, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Wealth Management Company(2)	United States	The Northwestern Mutual Life Insurance Company	100.00
All Other Subsidiaries
1838938 Alberta Ltd.(2)	Canada	The Northwestern Mutual Life Insurance Company	100.00
1890 Maple, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
3412 Exchange, LLC(2)	Delaware	NM Imperial, LLC	100.00
45East11(2)	Cayman Islands	NYLV, LLC	100.00
777 North Van Buren Apartments, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Condominium Association, Inc.(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Parking, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Retail, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
720 East LLC(2)	Delaware	Northwestern Mutual Investment Management Company, LLC	100.00
AFE Brentwood Park, LLC(2)	Delaware	Cortona Holdings, LLC	100.00
Amber, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
Artisan Garden Apartments, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Baraboo, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Bayridge, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
BCC Cancer Center Venture, LP(2)	Delaware	NM Cancer Center GP, LLC	0.01
		NM Imperial, LLC	83.99
		RE Corp.	16.0
Bishop Square, LLC(2)	Delaware	NM BSA, LLC	100.00
Bradford II SPE, LLC(2)	Delaware	C – Land Fund, LLC	100.00
Bradford Master Association Inc.(2)	North Carolina	C – Land Fund, LLC	100.00
Brandywine Distribution, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Burgundy, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Cedarstone, LLC(2)	Delaware	Baraboo, Inc.	100.00
Chateau, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
Chelsea Ventures, LLC(2)	Maryland	The Northwestern Mutual Life Insurance Company	100.00
C – Land Fund, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Coral, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Cortona Holdings, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Cream City Venture Capital, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	99.00
		NML Development Corporation	1.00
Crown Farm Partners, LLC(2)	Maryland	NM Imperial, LLC	99.00
		RE Corp.	1.00
Dortmund, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
EBS Services, LLC(2)	Delaware	Lake Emily Holdings, LLC	100.00
Ellington Residential, LLC(2)	Maryland	Crown Farm Partners, LLC	100.00
Fairfield Potomac Club, LLC(2)	Delaware	RE Corp.	1.00
		NM Imperial, LLC	99.00
FB #2, LLC(2)	Maryland	Chelsea Ventures, LLC	100.00
FES, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
FI Van Buren, LLC (2)	Delaware	Umbrella XYZ, LLC	100.00
GRO, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
GRO-SUB, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Hamptons PBG, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Hazel, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Higgins, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Hobby, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Hollenberg 1, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Lake Emily Holdings, LLC.(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Logan, Inc.(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Los Alamitos Corporate Center Joint Venture, LLC(2)	California	NM Imperial, LLC	99.00
		RE Corp.	1.00
Maroon, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Mason & Marshall, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	NM Imperial, LLC	100.00
Model Portfolios, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
MPC Park 27 Industrial, LLC (2)	Florida	The Northwestern Mutual Life Insurance Company	100.00
Network Office Cashiership, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
Nicolet, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
NM BSA, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Cancer Center GP, LLC(2)	Delaware	NM Imperial, LLC	100.00
NM Career Distribution Holdings, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
NM DFW Lewisville, LLC(2)	Delaware	NM Majestic Holdings, LLC	100.00
NM Edgewater Joint Venture (2)	Pennsylvania	The Northwestern Mutual Life Insurance Company	100.00
NM Gen, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
NM GP Holdings, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Green, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM GSB, LLC(2)	New York	NM-SAS, LLC	100.00
NM Imperial, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Investment Holdings, LLC.(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Lion, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Majestic Holdings, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Neptune, LLC(2)	Delaware	NM Regal, LLC	100.00
NM Network Office 135 Insurance Agency, LLC (2)	Delaware	NM Career Distribution Holdings, LLC	100.00
NM Pebble Valley LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Pioneer, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM RE Funds, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Regal, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
NM Twin Creeks GP, LLC(2)	Delaware	NM Imperial, LLC	100.00
NM-808 West, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NMC JCAF VI CARRY, LP(2)	Delaware	Higgins, Inc.	1.00
		Northwestern Mutual Investment Management Company, LLC	99.00
NMC V Equity Fund, LP(2)	Delaware	NMC V GP, LLC	100.00
NMC V GP, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
NMC V Mezz Fund, LP(2)	Delaware	NMC V GP, LLC	100.00
NMC VI Equity Fund, LP(2)	Delaware	NMC VI GP, LLC	100.00
NMC VI GP, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
NM-CSV Holdings ULC (2)	British Columbia	Coral, Inc	95.70
		The Northwestern Mutual Life Company	4.30
NM-Hemlock, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Jasper, Inc.(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-MNO, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
NM-Morristown, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
NM-Muse, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Port Royale(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Pulse, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-RESA, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-SAS, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Skye, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Target Distribution Center 1, LLC(2)	Delaware	NM-Target.com Distribution Center, LLC	89.00
		NM-Target Distribution Center 2, LLC	11.00
NM-Target Distribution Center 2, LLC(2)	Delaware	NM-Target.com Distribution Center, LLC	100.00
NM-Target Distribution Center Property Owner, LLC(2)	Delaware	NM-Target.com Distribution Center, LLC	89.00
		NM-Target Distribution Center 1, LLC	11.00
NM-Target.com Distribution Center, LLC(2)	Delaware	NM Imperial, LLC	100.00
NM-West Hartford, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
NML Development Corporation(2)	Delaware	NML Securities Holdings, LLC	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
NML Securities Holdings, LLC(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
NMLSP1, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NMPE I GP, LLC(2)	Delaware	NM GP Holdings, LLC	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
NMPE II GP, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
NMRM Holdings, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NMU Holdings, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Broadway Plaza, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Ellis Company(2)	Canada	Coral, Inc.	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital GP IV, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	Northwestern Mutual Capital GP III, LLC	100.00
Northwestern Mutual Capital Mezzanine Fund IV, LP(2)	Delaware	Northwestern Mutual Capital GP IV, LLC	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	Northwestern Mutual Capital GP III LLC	100.00
Northwestern Mutual Capital Strategic Equity Fund IV, LP(2)	Delaware	Northwestern Mutual Capital GP IV, LLC	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Private Equity Co-Investment Fund I, LP(2)	Delaware	NMPE I GP, LLC	1.00
		Northwestern Mutual Investment Management Company	99.00
Northwestern Mutual Private Equity Co-Investment Fund II, LP(2)	Delaware	NMPE II GP, LLC	1.00
		Northwestern Mutual Investment Management Company	99.00
Northwestern Mutual Registry, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Series Fund, Inc.(3)	Maryland	The Northwestern Mutual Life Insurance Company	100.00
NorthWoods Phase I, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NorthWoods Phase II, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NorthWoods Phase III, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NWM ZOM GP, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NYLV, LLC(2)	Delaware	BCC Cancer Center Venture, LP	100.00
Osprey Links Golf Course, LLC(2)	Delaware	Osprey Links, LLC	100.00
Osprey Links, LLC(2)	Delaware	NM Imperial, LLC	99.00
		RE Corp	1.0
Plantation Oaks MHC-NM, LLC(2)	Delaware	NM Imperial, LLC	100.00
QOZ Holdings Company, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
RE Corp.(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Regency NM Johns Creek, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Ruhl Financial Group, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
Russet, Inc.(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Scotty, LLC(2)	Delaware	Hobby, Inc.	6.31
		Maroon, Inc.	65.01
		Stadium and Arena Management, Inc.	28.68
Seattle Network Office, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
Seazen GP, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
Seazen Rocky Point, LP(2)	Delaware	The Northwestern Mutual Life Insurance Company	99.90
		Seazen GP, LLC	0.10
Stadium and Arena Management, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Tapestry Condominium Owners Association, Inc.(2)	Tennessee	The Northwestern Mutual Life Insurance Company	100.00
Tupelo, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Two Con Holdings, LLC(2)	Delaware	Bishop Square, LLC	100.00
Two Con SPE, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Two Con, LLC(2)	Delaware	Two Con Holdings, LLC	100.00
Umbrella XYZ LLC(2)	Delaware	NMU Holdings, LLC	100.00
Ventura Lakes MHC-NM, LLC(2)	Delaware	NM Imperial, LLC	100.00
Walden OC, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
White Oaks, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Wysh Financial, LLC(2)	Delaware	Wysh Holdings, LLC	100.00
Wysh Holdings, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Wysh Insurance Agency, LLC(2)	Delaware	Wysh Life and Health Insurance Company	100.00
Wysh Life and Health Insurance Company(2)	Delaware	Wysh Holdings, LLC	100.00
(1)
Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2021, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.
(2)
Subsidiary included in the consolidated financial statements.
(3)
Northwestern Mutual Series Fund, Inc. consists of 27 series of capital stock, each a separate investment portfolio (the “Portfolios”). The Portfolios consist of: Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.
Item 30. Indemnification
(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.
(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:
B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.
This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.
The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.
Item 31.  Principal Underwriters
(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account C (811-21886), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).
(b) As of April 1, 2023, the directors and officers of NMIS are as follows:
Name	Position
Laura M. Deaner	Chief Information Security Officer
Quentin M. Doll	Director
Bradley L. Eull	Secretary
Don P. Gehrke	Vice President - Investment Client Services, Chief Operations Officer
Timothy Gerend	Executive Vice President, Chief Distribution Officer
Betsy Heisler	Vice President - Risk Products
Dean Hopp	Vice President - IPS Investment Programs
Madhusudan Kotian	Chief Technology Officer
Susan K. Limbach	Assistant Treasurer
Mark E. McNulty	NMIS Anti-Money Laundering Officer
Blaire L. Puls	Variable Investment Product Consultant
Sarah R. Schneider	President
Deborah A. Schultz	Director
Justin Stipan	Distribution Performance Principal
William H. Taylor	Vice President – Planning and Sales
Rebecca Villegas	Vice President - NMIS Compliance, Chief Compliance Officer
Jarod A. Ward	Treasurer, Financial and Operations Principal
Becki Williams	Vice President - Advanced Markets
Kamilah D. Williams-Kemp	Vice President - New Business
Terry R. Young	Assistant Secretary
The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) NMIS, the principal underwriter, received $61,848,059 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year for sales of variable annuity contacts, and interests therein, issued in connection with the Registrant.
Item 32. Location of Accounts and Records
All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 33. Management Services
There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.
Item 34. Fee Representation
The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.
REPRESENTATION REGARDING TAX-DEFERRED ANNUITIES
Reference is made to a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission and addressed to the American Council of Life Insurance (the “no-action letter”). In accordance with the requirements of paragraph (5) on page 4 of the no-action letter, the Registrant represents that the no-action letter is being relied upon and that the provisions of paragraphs (1)(4) thereof have been complied with.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account B, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on April 26, 2023.
NML VARIABLE ANNUITY ACCOUNT B
(Registrant)
By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Chairman, President and Chief Executive Officer
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on April 26, 2023.
THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)
By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Chairman, President and Chief Executive Officer
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:
Signature	Title
/s/ JOHN E. SCHLIFSKE	Chairman, President and Chief Executive Officer; Principal Executive Officer
John E. Schlifske
/s/ TODD M. JONES	Executive Vice President and Chief Financial Officer; Principal Financial Officer
Todd M. Jones
/s/ MATTHEW P. SULLIVAN	Vice President and Controller; Principal Accounting Officer
Matthew P. Sullivan

Signature	Title
/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite
/s/ P. Russell Hardin*	Trustee
P. Russell Hardin
/s/ David P. Hollander*	Trustee
David P. Hollander
/s/ Randolph W. Melville*	Trustee
Randolph W. Melville
/s/ Jaime Montemayor*	Trustee
Jaime Montemayor
/s/ Timothy H. Murphy*	Trustee
Timothy H. Murphy
/s/ Andrew N. Nunemaker*	Trustee
Andrew N. Nunemaker
/s/ Anne M. Paradis*	Trustee
Anne M. Paradis
/s/ Sandra R. Rogers*	Trustee
Sandra R. Rogers
/s/ John E. Schlifske*	Trustee
John E. Schlifske
/s/ Aarti Shah*	Trustee
Aarti Shah
/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek
/s/ Ralph A. Weber*	Trustee
Ralph A. Weber
/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson
/s/ Juan C. Zarate*	Trustee
Juan C. Zarate

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact, pursuant to Power of Attorney.

EXHIBIT INDEX
EXHIBITS FILED WITH FORM N-4
POST-EFFECTIVE AMENDMENT NO. 99 TO
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
FOR
NML Variable Annuity Account B
Exhibit	Description
(k)	Opinion and Consent of Counsel	Filed herewith
(l)	Consent of PricewaterhouseCoopers LLP	Filed herewith